UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-05038

                                           Clearwater Investment Trust

(Exact name of registrant as specified in charter)

        2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Jason K. Mitchell

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

                Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  651-228-0935

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
Semi-annual Report
for the period ended
June 30, 2021

Clearwater Investment Trust
Financial Statements
For the Six Months Ended June 30, 2021 (Unaudited)

1	Fund Expenses
3	Additional Information
4	Statements of Assets and Liabilities
5	Statements of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
11	Notes to Financial Statements
31	Schedules of Investments
31	Core Equity Fund
45	Select Equity Fund
57	Tax-Exempt Bond Fund
77	International Fund

Fund Expense Example
(unaudited)
As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)
The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2021.
Actual Expenses
The first section of the table on the following page provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2021 through June 30, 2021” to estimate the expenses attributable to your investment during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period January 1, 2021 through June 30, 2021*
Core Equity Fund	$1,000.00	$1,163.70	$1.63
Select Equity Fund	$1,000.00	$1,158.30	$4.76
Tax-Exempt Bond Fund	$1,000.00	$1,026.30	$1.46
International Fund	$1,000.00	$1,120.50	$3.55

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,023.28	$1.53
Select Equity Fund	$1,000.00	$1,020.38	$4.46
Tax-Exempt Bond Fund	$1,000.00	$1,023.36	$1.45
International Fund	$1,000.00	$1,021.45	$3.38

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.
The annualized expense ratios (reflecting voluntary fee waivers in effect during the period) are as follows:

Core Equity Fund	0.30%
Select Equity Fund	0.89%
Tax-Exempt Bond Fund	0.29%
International Fund	0.67%

Quarterly Portfolio Schedule of Investments
The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-PORT. Shareholders may request portfolio holdings information free of charge by calling the Transfer Agent toll free at 1- 855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC's Internet site at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. The Policies and Form N-PX are also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

CLEARWATER INVESTMENT TRUST
Statements of Assets and Liabilities
June 30, 2021 (unaudited)
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $0, $0 and $6,093,749, respectively); (identified cost: $379,189,657, $458,001,592, $654,118,014 and $675,045,881, respectively)	$789,829,958	549,276,639	689,201,866	1,049,479,346
Foreign currencies, at value (cost: $0, $0, $0 and $2,925,304, respectively)	-	-	-	2,899,743
Cash	-	-	-	52,959
Receivable for securities sold	-	5,660,839	-	1,292,178
Receivable for shares of beneficial interest sold	208,000	-	-	122,700
Accrued dividend and interest receivable	554,386	242,463	5,646,356	1,355,295
Foreign tax reclaim receivable	3,396	-	-	1,380,804
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	48,688
Total assets	790,595,740	555,179,941	694,848,222	1,056,631,713
Liabilities
Payables for investment securities purchased	-	6,303,302	6,045,851	2,817,415
Payable for fund shares redeemed	-	533,281	657,037	56,188
Accrued investment advisory fee	537,120	1,119,786	461,486	1,617,110
Payable for dividend distribution	-	-	174,427	-
Payable upon return of securities loaned	-	-	-	6,400,482
Deferred foreign capital gains taxes payable	-	-	-	1,131,218
Total liabilities	537,120	7,956,369	7,338,801	12,022,413
Net assets	$790,058,620	547,223,572	687,509,421	1,044,609,300
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 12,319,280, 23,517,270, 67,280,985 and 46,246,125 shares outstanding, respectively)	$364,160,654	381,472,098	656,159,472	605,639,584
Distributable earnings	425,897,966	165,751,474	31,349,949	438,969,716
Net assets	$790,058,620	547,223,572	687,509,421	1,044,609,300
Net asset value per share of outstanding capital stock	$64.13	23.27	10.22	22.59
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Operations
for the six months ended June 30, 2021 (unaudited)
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $5,170, $2,867, $0 and $1,399,423, respectively)	$5,050,815	3,366,477	880,046	11,668,101
Interest	-	-	11,480,155	1,234
Net income from securities loaned	-	8,417	-	220,768
Total income	5,050,815	3,374,894	12,360,201	11,890,103
Expenses:
Investment advisory fee	3,046,424	3,390,867	1,882,018	4,632,690
Other expenses	-	185	185	-
Total expenses	3,046,424	3,391,052	1,882,203	4,632,690
Less: waivers of investment advisory fee or other expense reimbursements	(2,015,011)	(1,156,657)	(972,379)	(1,506,593)
Net expenses	1,031,413	2,234,395	909,824	3,126,097
Net investment income	4,019,402	1,140,499	11,450,377	8,764,006
Net realized gain (loss) on:
Security transactions	26,732,201	70,365,326	(172,878)	50,307,627
Forward foreign currency exchange contracts	-	-	-	(185,815)
Foreign currency transactions	-	-	-	19,951
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $(530,377), respectively)	71,776,226	(88,395)	5,162,435	44,580,052
Forward foreign currency exchange contracts	-	-	-	245,836
Translation of other assets and liabilities denominated in foreign currencies	-	-	-	(182,939)
Net gain (loss) on investments	98,508,427	70,276,931	4,989,557	94,784,712
Net increase (decrease) in net assets resulting from operations	$102,527,829	71,417,430	16,439,934	103,548,718
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
for the six months ended June 30, 2021 (unaudited) and the year ended December 31, 2020
	Core Equity Fund		Select Equity Fund
	06/30/2021	12/31/2020	06/30/2021	12/31/2020
Operations:
Net investment income	$4,019,402	7,797,355	1,140,499	2,445,660
Net realized gain	26,732,201	12,227,897	70,365,326	11,929,774
Net increase (decrease) in unrealized appreciation/depreciation	71,776,226	64,243,645	(88,395)	45,122,529
Net increase in net assets resulting from operations	102,527,829	84,268,897	71,417,430	59,497,963
Distributions to shareholders	-	(10,529,448)	-	(9,407,511)
Capital share transactions:
Proceeds from shares sold	82,254,156	63,017,560	71,544,796	50,471,692
Reinvestment of distributions from net investment income and net realized gain	-	10,528,034	-	9,377,725
Payments for shares redeemed	(11,707,768)	(73,471,942)	(51,712,965)	(27,390,079)
Net increase in net assets from capital share transactions	70,546,388	73,652	19,831,831	32,459,338
Total increase in net assets	173,074,217	73,813,101	91,249,261	82,549,790
Net assets:
At the beginning of the period	616,984,403	543,171,302	455,974,311	373,424,521
At the end of the period	$790,058,620	616,984,403	547,223,572	455,974,311
	Tax-Exempt Bond Fund		International Fund
	06/30/2021	12/31/2020	06/30/2021	12/31/2020
Operations:
Net investment income	$11,450,377	23,002,865	8,764,006	8,167,518
Net realized gain (loss)	(172,878)	385,724	50,141,763	17,480,415
Net increase in unrealized appreciation/depreciation	5,162,435	619,138	44,642,949	113,749,692
Net increase in net assets resulting from operations	16,439,934	24,007,727	103,548,718	139,397,625
Distributions to shareholders	(11,450,436)	(24,360,229)	-	(16,448,467)
Capital share transactions:
Proceeds from shares sold	80,556,520	40,880,400	88,740,487	42,915,665
Reinvestment of distributions from net investment income and net realized gain	11,393,495	24,589,531	-	16,448,468
Payments for shares redeemed	(26,268,960)	(51,555,147)	(15,464,137)	(26,380,075)
Net increase in net assets from capital share transactions	65,681,055	13,914,784	73,276,350	32,984,058
Total increase in net assets	70,670,553	13,562,282	176,825,068	155,933,216
Net assets:
At the beginning of the period	616,838,868	603,276,586	867,784,232	711,851,016
At the end of the period	$687,509,421	616,838,868	1,044,609,300	867,784,232
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30, 2021 (Unaudited)	Year ended December 31,
Core Equity Fund		2020	2019	2018	2017	2016
Net asset value, beginning of period	$55.11	48.14	37.97	43.21	37.43	35.57
Income (loss) from investment operations:
Net investment income	0.33	0.71	0.72	0.68	0.64	0.65
Net realized and unrealized gains (losses)	8.69	7.22	10.32	(3.46)	8.03	3.27
Total from investment operations	9.02	7.93	11.04	(2.78)	8.67	3.92
Less distributions to shareholders from:
Net investment income	-	(0.71)	(0.66)	(0.67)	(0.65)	(0.49)
Net realized gain	-	(0.25)	(0.21)	(1.79)	(2.24)	(1.57)
Total distributions to shareholders:	-	(0.96)	(0.87)	(2.46)	(2.89)	(2.06)
Net asset value, end of period	$64.13	55.11	48.14	37.97	43.21	37.43
Total return (a)	16.37%	16.54%	29.11%	(6.61)%	23.26%	10.98%
Net assets, end of period (000s omitted)	$790,059	616,984	543,171	456,874	538,392	466,482
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	0.30%	0.31%	0.35%	0.38%	0.39%	0.43%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	1.19%	1.49%	1.54%	1.47%	1.51%	1.63%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.59%	0.90%	0.99%	0.95%	1.00%	1.16%
Portfolio turnover rate (excluding short-term securities)	12.85%	37.16%	33.73%	34.64%	31.13%	44.11%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.30%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.60%.
(e)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
(f)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.35%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.55%.
(g)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.38%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.52%.
(h)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.37%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.53%.
(i)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.44%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.46%.
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30, 2021 (Unaudited)	Year ended December 31,
Select Equity Fund		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.09	18.45	14.90	18.92	19.79	17.18
Income (loss) from investment operations:
Net investment income	0.05	0.11	0.14	0.07	0.02	0.07
Net realized and unrealized gains (losses)	3.13	1.95	3.79	(2.37)	2.58	3.30
Total from investment operations	3.18	2.06	3.93	(2.30)	2.60	3.37
Less distributions to shareholders from:
Net investment income	-	(0.11)	(0.11)	(0.07)	(0.03)	(0.05)
Net realized gain	-	(0.31)	(0.27)	(1.65)	(3.44)	(0.71)
Total distributions to shareholders:	-	(0.42)	(0.38)	(1.72)	(3.47)	(0.76)
Net asset value, end of period	$23.27	20.09	18.45	14.90	18.92	19.79
Total return (a)	15.83%	11.25%	26.40%	(12.49)%	13.46%	19.67%
Net assets, end of period (000s omitted)	$547,224	455,974	373,425	305,921	369,720	343,393
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	0.89%	0.94%	0.98%	1.03%	0.99%	1.02%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	0.45%	0.70%	0.64%	0.33%	0.11%	0.28%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	(0.01)%	0.29%	0.27%	0.01%	(0.25)%	(0.05)%
Portfolio turnover rate (excluding short-term securities)	54.54%	102.30%	64.32%	63.08%	113.85%	78.82%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.87%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.48%.
(e)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(f)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
(g)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.98%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.37%.
(h)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(i)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.96%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.39%.
(j)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.32%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30, 2021 (Unaudited)	Year ended December 31,
Tax-Exempt Bond Fund		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.14	10.13	9.82	10.21	9.93	10.16
Income (loss) from investment operations:
Net investment income	0.18	0.39	0.40	0.42	0.45	0.46
Net realized and unrealized gains (losses)	0.08	0.03	0.34	(0.26)	0.38	(0.23)
Total from investment operations	0.26	0.42	0.74	0.16	0.83	0.23
Less distributions to shareholders from:
Net investment income	(0.18)	(0.41)	(0.43)	(0.45)	(0.49)	(0.44)
Net realized gain	-	-	-	(0.10)	(0.06)	(0.02)
Total distributions to shareholders:	(0.18)	(0.41)	(0.43)	(0.55)	(0.55)	(0.46)
Net asset value, end of period	$10.22	10.14	10.13	9.82	10.21	9.93
Total return (a)	2.63%	4.26%	7.69%	1.59%	8.54%	2.28%
Net assets, end of period (000s omitted)	$687,509	616,839	603,277	529,485	525,156	484,856
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e)	0.29%	0.29%	0.32%	0.34%	0.34%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e)	3.65%	3.85%	4.05%	4.22%	4.35%	4.54%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e)	3.34%	3.54%	3.77%	3.96%	4.09%	4.28%
Portfolio turnover rate (excluding short-term securities)	5.82%	17.21%	12.53%	11.36%	13.28%	13.48%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.
(e)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.32%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.28%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30, 2021 (Unaudited)	Year ended December 31,
International Fund		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.16	17.28	14.08	17.23	14.04	14.02
Income (loss) from investment operations:
Net investment income	0.19	0.20	0.29	0.30	0.27	0.27
Net realized and unrealized gains (losses)	2.24	3.07	3.43	(2.70)	3.44	0.02
Total from investment operations	2.43	3.27	3.72	(2.40)	3.71	0.29
Less distributions to shareholders from:
Net investment income	-	(0.17)	(0.30)	(0.29)	(0.30)	(0.27)
Net realized gain	-	(0.22)	(0.22)	(0.46)	(0.22)	- (a)
Total distributions to shareholders:	-	(0.39)	(0.52)	(0.75)	(0.52)	(0.27)
Net asset value, end of period	$22.59	20.16	17.28	14.08	17.23	14.04
Total return (b)	12.05%	19.02%	26.47%	(14.01)%	26.54%	2.09%
Net assets, end of period (000s omitted)	$1,044,609	867,784	711,851	524,708	624,642	508,999
Ratio of expenses, net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	0.67%	0.66%	0.68%	0.68%	0.67%	0.70%
Ratio of expenses, before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (d), (e), (f), (g), (h), (i), (j)	1.90%	1.17%	1.88%	1.79%	1.67%	1.90%
Ratio of net investment income (loss), before waivers, to average net assets (d), (e), (f), (g), (h), (i), (j)	1.57%	0.83%	1.56%	1.47%	1.34%	1.60%
Portfolio turnover rate (excluding short-term securities)	19.52%	39.61%	49.69%	19.57%	36.17%	37.21%

(a)	Per share amounts from distributions paid from net realized gain were less than $0.01 per share.
(b)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(d)	Annualized for periods less than one year.
(e)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.67%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(f)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(g)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
(h)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(i)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.35%.
(j)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.30%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
(1)    Organization
Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund ("Select Equity Fund"), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”). Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Core Equity, Select Equity, and International Funds is long-term capital growth. The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.
Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.
The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.
Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), AQR Capital Management, LLC (“AQR”), and O’Shaughnessy Asset Management, LLC (“OSAM”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in
11	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P. (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric and Pzena Investment Management LLC (“Pzena”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. The percentage of the Fund’s assets allocated to Parametric will change from time to time in the discretion of CMC and could be higher or lower in the future. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management. Effective June 11, 2021, the Trust terminated the subadvisory agreement with Kennedy Capital Management, Inc., one of the subadvisers to the Select Equity Fund.
Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisors II, LLC (“Sit”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds, and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management, LLC (“WCM”) and LSV Asset Management (“LSV”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 30% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s
12	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
(2)    Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
The significant accounting policies followed by the Funds are as follows:
(a)     Investments in Securities
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
13	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.
(b)    Foreign Currency Translation
The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.
(c)    Forward Foreign Currency Exchange Contracts
The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
14	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
(d)    Spot Contracts
The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.
(e)    Master Limited Partnerships
The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund's investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
(f)    Delayed Delivery Transactions and When-Issued Securities
Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.
(g)     Short-Term Investments
The Core Equity, Select Equity, Tax-Exempt Bond, and International Funds currently invest in Institutional Shares of the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.
15	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
(h)     Recoverable Taxes
The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.
(i)    Federal Taxes
The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption deferred foreign capital gains taxes payable and as a reduction in net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in net realized gain (loss) on security transactions.
Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2017, 2018, 2019 and 2020 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds. The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that
16	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2020 and 2019 was as follows:

	Tax-Exempt		Ordinary Income*
	2020	2019	2020	2019
Core Equity Fund	$ —	$ —	$ 7,801,407	$ 7,398,837
Select Equity Fund	—	—	2,530,143	2,265,820
Tax-Exempt Bond Fund	24,459,185	23,538,099	131,738	426,352
International Fund	—	—	8,365,704	12,139,749

	Long-Term Capital Gains**
	2020	2019
Core Equity Fund	$ 2,728,041	$ 2,349,736
Select Equity Fund	6,877,368	5,292,066
Tax-Exempt Bond Fund	—	—
International Fund	8,082,763	8,846,708

*	In addition to the ordinary income distributions, during 2020 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

Core Equity Fund	$ 57,748
Select Equity Fund	$ 90,250
International Fund	$ 52,163

**	In addition to the long-term capital gain distributions, during 2020 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

17	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021

Select Equity Fund	$ 6,194
International Fund	$ 114,539

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$ 32,283	$ 4,795,617	$ —	$ 3,645,841
Undistributed tax-exempt income	—	—	262,478	—
Undistributed capital gain	—	329,131	—	8,005,605
Accumulated capital losses and other	(14,476,359)	—	(3,697,492)	—
Unrealized appreciation/depreciation	337,814,213	89,209,296	29,795,465	323,769,552
Total	$ 323,370,137	$ 94,334,044	$ 26,360,451	$ 335,420,998
Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds use of equalization accounting whereby a portion of redemption payments were treated as distributions and realized gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At December 31, 2020, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Distributable earnings	$ (27,521,488)	$ (2,857,696)	$ 56,579	$ (166,702)
Additional paid-in capital	27,521,488	2,857,696	(56,579)	166,702
(j)     Distributions to Shareholders
Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Select Equity, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2020, the Core Equity, Select Equity and International Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected.
18	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
(k)    Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(l)     Indemnification
Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.
(3)    Fair Value Measurements
Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2021.
	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 786,637,678	$ —	$ —	$ 786,637,678
Preferred Stocks	38,428	—	—	38,428
Short-Term Investments	3,153,852	—	—	3,153,852
19	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Total	$ 789,829,958	$ —	$ —	$ 789,829,958
(a) For the Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.
	Select Equity Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 538,830,386	$ —	$ —	$ 538,830,386
Convertible Preferred Stocks	365,824	—	—	365,824
Master Limited Partnerships	306,313	—	—	306,313
Rights	—	—	—*	—*
Warrants	—	—	—*	—*
Short-Term Investments	9,774,116	—	—	9,774,116
Total	$ 549,276,639	$ —	$ —*	$ 549,276,639

* Security has been deemed worthless and is a Level 3 investment.
(b) For the Select Equity Fund, the investment value is comprised of equity securities, convertible bonds, master limited partnerships, rights, warrants and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at June 30, 2021.
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 42,064,834	$ —	$ —	$ 42,064,834
Municipal Bonds
Alabama	—	1,563,017	—	1,563,017
Alaska	—	14,438	—	14,438
Arizona	—	17,470,521	—	17,470,521
Arkansas	—	1,584,119	—	1,584,119
California	—	46,685,397	—	46,685,397
Colorado	—	37,422,960	—	37,422,960
Connecticut	—	9,353,011	—	9,353,011
20	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
District of Columbia	$ —	$ 5,724,308	$ —	$ 5,724,308
Florida	—	84,941,433	—	84,941,433
Georgia	—	17,651,993	—	17,651,993
Idaho	—	2,011,314	—	2,011,314
Illinois	—	33,219,461	—	33,219,461
Indiana	—	10,410,910	—	10,410,910
Iowa	—	2,289,549	—	2,289,549
Kansas	—	2,128,547	—	2,128,547
Kentucky	—	461,993	—	461,993
Louisiana	—	11,512,722	—	11,512,722
Maine	—	2,742,223	—	2,742,223
Maryland	—	5,275,379	—	5,275,379
Massachusetts	—	20,478,328	—	20,478,328
Michigan	—	20,027,023	—	20,027,023
Minnesota	—	4,309,236	—	4,309,236
Mississippi	—	1,130,780	—	1,130,780
Missouri	—	7,481,621	—	7,481,621
Montana	—	3,653,255	—	3,653,255
Nebraska	—	620,767	—	620,767
Nevada	—	4,028,244	—	4,028,244
New Hampshire	—	4,208,800	—	4,208,800
New Jersey	—	13,593,264	—	13,593,264
New Mexico	—	7,575,461	—	7,575,461
New York	—	44,269,278	—	44,269,278
North Carolina	—	5,872,507	—	5,872,507
North Dakota	—	4,159,470	—	4,159,470
Ohio	—	14,732,651	—	14,732,651
Oklahoma	—	3,341,493	—	3,341,493
Oregon	—	12,587,323	—	12,587,323
Pennsylvania	—	16,743,428	—	16,743,428
Puerto Rico	—	1,548,287	—	1,548,287
Rhode Island	—	2,076,955	—	2,076,955
South Carolina	—	8,071,644	—	8,071,644
South Dakota	—	501,615	—	501,615
Tennessee	—	10,022,761	—	10,022,761
Texas	—	43,748,536	—	43,748,536
Utah	—	1,842,171	—	1,842,171
Vermont	—	946,948	—	946,948
Virginia	—	2,754,617	—	2,754,617
Washington	—	18,488,271	—	18,488,271
West Virginia	—	3,609,601	—	3,609,601
21	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Wisconsin	$ —	$ 23,273,727	$ —	$ 23,273,727
Wyoming	—	2,002,496	—	2,002,496
Short-Term Investments	46,973,179	—	—	46,973,179
Total	$ 89,038,013	$ 600,163,853	$ —	$ 689,201,866
(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.
	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 40,127,748	$ —	$ —*	$ 40,127,748
France	69,848,817	—	667,227	70,516,044
Thailand	—	493,831	—	493,831
All other countries	888,720,723	—	—	888,720,723
Convertible Bonds	—	86,413	—	86,413
Preferred Stocks	9,476,833	—	—	9,476,833
Warrants	2,221,501	—	—	2,221,501
Short-Term Investments	37,836,253	—	—	37,836,253
Total	$1,048,231,875	$ 580,244	$ 667,227	$1,049,479,346

* Security has been deemed worthless and is a Level 3 investment.
(d) For the International Fund, the investment value is comprised of equity securities, warrants, convertible bonds and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
22	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
There were no significant Level 3 valuations for which significant unobservable inputs were used at June 30, 2021.
International Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$ —	$ 48,688	$ —	$ 48,688
The forward foreign currency exchange contracts outstanding at June 30, 2021 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.
(4)    Investment Security Transactions
The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
Core Equity Fund	$ 162,404,765	$ 86,713,270
Select Equity Fund	290,411,341	265,397,912
Tax-Exempt Bond Fund	76,350,132	35,333,345
International Fund	253,714,798	174,053,172

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.
23	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
At June 30, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$ 410,563,958	$ (942,833)	$ 409,621,125	$ 380,208,833
Select Equity Fund	96,428,211	(6,600,719)	89,827,492	459,449,147
Tax-Exempt Bond Fund	46,056,717	(11,098,817)	34,957,900	654,243,966
International Fund	382,761,250	(12,832,862)	369,928,388	679,599,646

(5)    Capital Share Transactions
Transactions in capital shares for the six months ended June 30, 2021 and the fiscal year ended December 31, 2020 were as follows:
	Core Equity Fund		Select Equity Fund
	2021	2020	2021	2020
Sold	1,317,923	1,356,005	3,097,131	3,565,994
Issued for reinvestment of distributions	—	196,822	—	482,393
Redeemed	(193,647)	(1,641,622)	(2,279,227)	(1,589,669)
Net Increase (decrease)	1,124,276	(88,795)	817,904	2,458,718

	Tax-Exempt Bond Fund		International Fund
	2021	2020	2021	2020
Sold	7,906,514	4,046,480	3,933,515	2,607,637
Issued for reinvestment of distributions	1,123,253	2,463,261	—	848,734
Redeemed	(2,598,900)	(5,188,108)	(722,882)	(1,622,611)
Net Increase (decrease)	6,430,867	1,321,633	3,210,633	1,833,760
24	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
(6)    Capital Loss Carryforward
At December 31, 2020, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited.
	Short-Term	Long-Term	Late-year Gain/Loss	Total
Core Equity Fund	$ 14,476,359	$ —	$ —	$ 14,476,359
Tax-Exempt Bond Fund	2,245,374	1,334,632	—	3,580,006
(7)    Expenses and Related-Party Transactions
The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. Management fees are calculated and accrued daily, and are paid quarterly. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the period ending June 30, 2021, voluntary waivers on management fees were as follows:
	Management Fees Voluntary Waivers
	Voluntary Waivers % Prior to April 1, 2021	Voluntary Waivers % Effective April 1, 2021
Core Equity Fund	(0.59)	(0.60)
Select Equity Fund	(0.44)	(0.48)
Tax-Exempt Bond Fund	(0.31)	(0.31)
International Fund	(0.32)	(0.33)
The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. Effective January 1, 2020, the net management fee actually paid for the Tax-Exempt Bond Fund due to the Adviser’s modification of the voluntary waivers for the Fund was 0.29%. Effective April 1, 2021, the net management fees actually paid for the Core Equity Fund, Select Equity Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.30%, 0.87% and 0.67%, respectively.
The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.
In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios and are excluded from the voluntary waivers described above.
25	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.
The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.
(8)    Derivative Instruments
Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2(c). Below are the types of derivatives held in the International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2021, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.
ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
International Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 48,688	Unrealized depreciation on forward foreign currency exchange contracts	$ —	Northern Trust
The following table sets forth, by primary risk exposure, the International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on forward foreign currency exchange contracts for the six months ended June 30, 2021:
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$ (185,815)	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$ 245,836

Derivative transactions are measured in terms of the notional amount. The following table presents, for the International Fund, the number of transactions and weighted average notional amount of forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2021.
26	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
International Fund
Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
23	$ 6,170,358
(9)    Short-term Financing
ReFlow Fund, LLC ("ReFlow") provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the Statement of Assets and Liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.20% and is paid by the Adviser under the unified advisory fee agreement. For the six months ended June 30, 2021, the Core Equity Fund had total redemptions in kind of $4,302,740, resulting in realized gains of $3,363,467. For the six months ended June 30, 2021, the Select Equity Fund had total redemptions in kind of $23,982,109, resulting in realized gains of $10,663,592. For the six months ended June 30, 2021, the International Fund had total redemptions in kind of $88,921, resulting in realized gains of $88,280. These realized gains are not recognized for tax purposes as discussed in Note 2. As of June 30, 2021, the Funds' ReFlow accounts had zero balances. During the six months ended June 30, 2021, the Funds had the following activity:
	Average Amount Oustanding for Days in Use	Days Used
Core Equity Fund	$ 3,934	48
Select Equity Fund	24,079	94
International Fund	2,140	14

(10)  Portfolio Securities Loaned
The Select Equity Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios during the six months ended June 30, 2021. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of June 30, 2021 is recognized within investments in securities, at fair value, on the Statements of Assets and Liabilities.
27	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.
During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Institutional Shares of Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $6,400,482 is included in Investments in Securities on the Statement of Assets and Liabilities of the International Fund.
The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross revenues and 15% of any gross revenues in excess of $ 1 million. The revenues derived from the securities lending activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statement of Operations.
The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.
The following is information on the securities lending activities by the lending agent as of June 30, 2021:
	Gross Amounts of Securities Loaned in Statement of Assets and Liabilities	% of Net Assets	Cash Collateral Received
International Fund	$ 6,093,749	0.58%	$ 6,400,482
At June 30, 2021, there were no offsetting of securities and they are presented on a gross basis.
28	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2021
(11)  Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions caused by the spread of the recent coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to their day-to-day operations if key personnel of the Funds’ investment adviser or other service providers are unavailable due to quarantines and restrictions on travel related to the coronavirus outbreak. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
(12)   Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.
29	(Continued)

Review of Liquidity Risk Management Program
The Trust has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act that applies to each series of the Trust (each series, a “Fund”). The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board has designated the Trust’s Valuation and Liquidity Committee to administer the Program (the “Program Administrator”). Certain aspects of the Program may rely on third parties to perform certain functions.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
At a meeting of the Board on March 5, 2021, the Program Administrator provided a written report to the Board (the “Annual Report”) addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, for the period from January 1, 2020 through December 31, 2020. Among other things, the Annual Report and related materials discussed: (i) the results of the liquidity risk assessment undertaken by the Program Administrator; (ii) the liquidity classification process and the roles of various parties in classifying a Fund’s investments into liquidity categories; and (iii) the impact of the COVID-19 pandemic on the Funds' liquidity during the reporting period. The Annual Report indicated that the Program Administrator considers the Program to be operating effectively to assess and manage each Fund’s liquidity risk, and further believes that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
27,624	ACTIVISION BLIZZARD, INC.	$ 1,475,764	2,636,435
5,502	ALPHABET, INC., CLASS A(b)	3,508,002	13,434,729
4,079	ALPHABET, INC., CLASS C(b)	1,734,443	10,223,279
2,000	ALTICE U.S.A., INC., CLASS A(b)	43,775	68,280
130,132	AT&T, INC.	3,321,394	3,745,199
400	CABLE ONE, INC.	294,734	765,124
1,790	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,105,807	1,291,395
3,718	CINEMARK HOLDINGS, INC.(b)	43,220	81,610
57,895	COMCAST CORP., CLASS A	638,613	3,301,173
32,752	DISCOVERY, INC., CLASS A(b)	711,145	1,004,831
5,100	DISH NETWORK CORP., CLASS A(b)	163,688	213,180
19,277	ELECTRONIC ARTS, INC.	1,290,070	2,772,611
34,767	FACEBOOK, INC., CLASS A(b)	2,956,547	12,088,834
2,300	FOX CORP., CLASS A	84,173	85,399
700	IAC/INTERACTIVECORP(b)	106,729	107,919
8,174	INTERPUBLIC GROUP OF (THE) COS., INC.	204,631	265,573
1,888	LIBERTY BROADBAND CORP., CLASS C(b)	230,152	327,870
3,857	LIBERTY GLOBAL PLC, CLASS A(b)(c)	29,803	104,756
3,674	LIBERTY GLOBAL PLC, CLASS C(b)(c)	29,018	99,345
2,000	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	54,522	96,420
2,000	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS C(b)	88,275	92,780
1,000	LIVE NATION ENTERTAINMENT, INC.(b)	87,470	87,590
127,771	LUMEN TECHNOLOGIES, INC.	1,322,502	1,736,408
500	MADISON SQUARE GARDEN SPORTS CORP.(b)	88,199	86,285
4,046	MATCH GROUP, INC.(b)	234,961	652,417
4,111	NETFLIX, INC.(b)	1,369,837	2,171,471
21,583	NEWS CORP., CLASS A	526,161	556,194
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	103,516
8,206	OMNICOM GROUP, INC.	557,793	656,398
5,603	PINTEREST, INC., CLASS A(b)	402,690	442,357
1,157	ROKU, INC.(b)	351,862	531,352
4,600	SKILLZ, INC.(b)	88,394	99,912
1,500	SPOTIFY TECHNOLOGY S.A.(b)(c)	234,360	413,385
10,237	T-MOBILE U.S., INC.(b)	444,022	1,482,625
3,305	TRIPADVISOR, INC.(b)	56,130	133,192
9,852	TWITTER, INC.(b)	231,498	677,916
81,405	VERIZON COMMUNICATIONS, INC.	3,803,132	4,561,122
44,537	VIACOMCBS, INC., CLASS B	1,841,060	2,013,072
26,606	WALT DISNEY (THE) CO.(b)	672,652	4,676,537
12,880	ZILLOW GROUP, INC., CLASS C(b)	1,620,097	1,574,194
6,930	ZYNGA, INC., CLASS A(b)	68,439	73,666
		32,160,256	75,536,351	9.56%
Consumer Discretionary:
2,200	2U, INC.(b)	40,782	91,674
1,500	ADVANCE AUTO PARTS, INC.	53,558	307,710
6,165	AMAZON.COM, INC.(b)	8,069,976	21,208,586
6,076	APTIV PLC(b)(c)	834,359	955,937
2,400	ARAMARK	47,393	89,400
1,100	AUTOLIV, INC.(c)	13,982	107,536
11,207	AUTONATION, INC.(b)	295,112	1,062,536
800	AUTOZONE, INC.(b)	571,776	1,193,776
35,363	BEST BUY CO., INC.	1,508,927	4,066,038
1,400	BIG LOTS, INC.	15,477	92,414
642	BOOKING HOLDINGS, INC.(b)	903,937	1,404,754
11,464	BORGWARNER, INC.	318,786	556,463
728	BURLINGTON STORES, INC.(b)	99,207	234,409
1,600	CAESARS ENTERTAINMENT, INC.(b)	166,125	166,000
3,068	CARMAX, INC.(b)	33,093	396,232
4,135	CARNIVAL CORP.(b)	68,324	108,999
1,926	CARTER'S, INC.	156,040	198,705
2,300	CARVANA CO.(b)	419,338	694,186
1,200	CHEGG, INC.(b)	90,419	99,732
200	CHIPOTLE MEXICAN GRILL, INC.(b)	285,322	310,068
4,600	D.R. HORTON, INC.	22,057	415,702
2,326	DARDEN RESTAURANTS, INC.	108,803	339,573
See accompanying notes to financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
3,139	DICK'S SPORTING GOODS, INC.	$ 111,723	314,496
4,189	DOLLAR GENERAL CORP.	412,982	906,458
5,224	DOLLAR TREE, INC.(b)	52,773	519,788
1,100	DOMINO'S PIZZA, INC.	154,333	513,139
600	DOORDASH, INC., CLASS A(b)	103,932	106,998
3,600	DRAFTKINGS, INC., CLASS A(b)	176,423	187,812
94,998	EBAY, INC.	3,690,916	6,669,810
1,200	ETSY, INC.(b)	218,574	247,008
1,096	EXPEDIA GROUP, INC.(b)	128,851	179,426
500	FIVE BELOW, INC.(b)	93,725	96,635
959	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	27,966	101,366
19,572	FOOT LOCKER, INC.	464,589	1,206,222
22,863	FORD MOTOR CO.(b)	83,119	339,744
1,300	FRONTDOOR, INC.(b)	30,172	64,766
700	GAMESTOP CORP., CLASS A(b)	140,266	149,898
3,967	GAP (THE), INC.	30,461	133,490
5,273	GARMIN LTD.(c)	188,068	762,687
18,885	GENERAL MOTORS CO.(b)	947,148	1,117,425
15,000	GENTEX CORP.	106,860	496,350
3,450	GENUINE PARTS CO.	102,424	436,321
15,839	HANESBRANDS, INC.	137,760	295,714
1,000	HASBRO, INC.	68,163	94,520
1,600	HILTON WORLDWIDE HOLDINGS, INC.(b)	115,613	192,992
16,900	HOME DEPOT (THE), INC.	2,866,381	5,389,241
30,418	INTERNATIONAL GAME TECHNOLOGY PLC(b)	167,706	728,815
4,697	JUST EAT TAKEAWAY.COM N.V. ADR(b)(c)(d)	86,798	85,767
6,950	KOHL'S CORP.	55,508	383,015
971	KONTOOR BRANDS, INC.	5,113	54,774
24,338	L BRANDS, INC.	1,343,996	1,753,796
2,338	LAS VEGAS SANDS CORP.(b)	14,654	123,189
19,551	LENNAR CORP., CLASS A	941,531	1,942,392
58	LENNAR CORP., CLASS B	652	4,724
25,712	LKQ CORP.(b)	858,102	1,265,545
6,524	LOWE'S COS., INC.	1,218,399	1,265,460
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,739,812
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A(b)	63,603	414,748
294	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	4,103	46,834
10,620	MCDONALD'S CORP.	433,348	2,453,114
6,200	MGM RESORTS INTERNATIONAL	52,336	264,430
3,152	MOHAWK INDUSTRIES, INC.(b)	495,274	605,783
600	MURPHY U.S.A, INC.	4,392	80,022
4,915	NEWELL BRANDS, INC.	52,223	135,015
15,700	NIKE, INC., CLASS B	979,807	2,425,493
4,300	NORDSTROM, INC.(b)	45,233	157,251
3,900	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	131,493	114,699
103	NVR, INC.(b)	133,164	512,250
900	O'REILLY AUTOMOTIVE, INC.(b)	27,059	509,589
2,716	PELOTON INTERACTIVE, INC., CLASS A(b)	399,483	336,838
6,500	PENN NATIONAL GAMING, INC.(b)	505,737	497,185
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	355,331
900	PLANET FITNESS, INC., CLASS A(b)	45,306	67,725
1,225	POOL CORP.	308,981	561,858
19,770	PULTEGROUP, INC.	397,530	1,078,849
2,342	PVH CORP.(b)	101,514	251,976
17,636	QURATE RETAIL, INC., CLASS A	45,988	230,855
1,500	RALPH LAUREN CORP.	31,320	176,715
7,143	ROSS STORES, INC.	487,088	885,732
2,570	ROYAL CARIBBEAN CRUISES LTD.(b)	65,723	219,170
3,200	SIX FLAGS ENTERTAINMENT CORP.(b)	48,149	138,496
23,500	STARBUCKS CORP.	154,545	2,627,535
52,717	TAPESTRY, INC.(b)	2,171,935	2,292,135
19,082	TARGET CORP.	1,931,359	4,612,883
11,644	TESLA, INC.(b)	4,467,492	7,914,427
1,900	THOR INDUSTRIES, INC.	22,316	214,700
20,188	TJX (THE) COS., INC.	86,033	1,361,075
764	TOLL BROTHERS, INC.	47,899	44,167
1,466	TOPBUILD CORP.(b)	11,809	289,945
See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
500	TRACTOR SUPPLY CO.	$ 90,114	93,030
23,166	TRAVEL + LEISURE CO.	477,832	1,377,219
200	ULTA BEAUTY, INC.(b)	68,268	69,154
200	VAIL RESORTS, INC.(b)	64,008	63,304
1,100	VEONEER, INC.(b)(c)	5,428	25,355
6,800	VF CORP.	81,950	557,872
2,100	VROOM, INC.(b)	93,574	87,906
707	WAYFAIR, INC., CLASS A(b)	179,150	223,207
3,000	WENDY'S (THE) CO.	43,280	70,260
7,417	WHIRLPOOL CORP.	755,937	1,617,054
7,835	WILLIAMS-SONOMA, INC.	1,074,836	1,250,858
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	101,206
1,600	WYNN RESORTS LTD.(b)	32,322	195,680
4,800	YUM CHINA HOLDINGS, INC.(c)	300,749	318,000
		47,132,415	101,896,955	12.90%
Consumer Staples:
73,621	ALTRIA GROUP, INC.	3,158,053	3,510,249
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	624,180
700	BEYOND MEAT, INC.(b)	51,107	110,243
500	BOSTON BEER (THE) CO., INC., CLASS A(b)	267,930	510,400
7,290	BROWN-FORMAN CORP., CLASS B	57,343	546,313
17,416	CHURCH & DWIGHT CO., INC.	917,098	1,484,192
4,272	CLOROX (THE) CO.	669,152	768,576
56,139	COCA-COLA (THE) CO.	844,179	3,037,681
1,580	COLGATE-PALMOLIVE CO.	60,561	128,533
2,600	CONAGRA BRANDS, INC.	51,531	94,588
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	374,224
4,249	COSTCO WHOLESALE CORP.	249,816	1,681,202
5,723	DARLING INGREDIENTS, INC.(b)	391,867	386,302
3,951	ESTEE LAUDER (THE) COS., INC., CLASS A	980,643	1,256,734
3,709	FLOWERS FOODS, INC.	79,756	89,758
600	FRESHPET, INC.(b)	97,422	97,776
15,951	GENERAL MILLS, INC.	464,670	971,894
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	279,469
1,642	HERSHEY (THE) CO.	60,568	286,004
4,800	HORMEL FOODS CORP.	43,206	229,200
1,700	INGREDION, INC.	48,104	153,850
15,819	J M SMUCKER (THE) CO.	1,707,093	2,049,668
15,195	KELLOGG CO.	968,132	977,494
7,443	KEURIG DR. PEPPER, INC.	177,316	262,291
1,550	KIMBERLY-CLARK CORP.	69,760	207,359
7,714	KRAFT HEINZ (THE) CO.	189,080	314,577
131,591	KROGER (THE) CO.	3,455,788	5,041,251
1,133	LAMB WESTON HOLDINGS, INC.	47,287	91,388
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	123,648
1,300	MOLSON COORS BEVERAGE CO., CLASS B(b)	37,841	69,797
13,369	MONDELEZ INTERNATIONAL, INC., CLASS A	499,793	834,760
5,164	MONSTER BEVERAGE CORP.(b)	225,908	471,731
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	13,143
28,470	PEPSICO, INC.	2,496,174	4,218,400
23,364	PHILIP MORRIS INTERNATIONAL, INC.	1,774,594	2,315,606
700	POST HOLDINGS, INC.(b)	43,421	75,929
34,396	PROCTER & GAMBLE (THE) CO.	1,138,085	4,641,052
30,797	SPROUTS FARMERS MARKET, INC.(b)	653,520	765,305
7,700	SYSCO CORP.	117,906	598,675
36,721	TYSON FOODS, INC., CLASS A	2,277,715	2,708,541
2,700	US FOODS HOLDING CORP.(b)	45,757	103,572
19,224	WALGREENS BOOTS ALLIANCE, INC.	331,290	1,011,375
26,879	WALMART, INC.	2,819,326	3,790,477
		28,026,207	47,307,407	5.99%
Energy:
1	ANTERO MIDSTREAM CORP.	2	10
7,500	APA CORP.	44,218	162,225
11,248	BAKER HUGHES CO.	192,633	257,242
5,900	CABOT OIL & GAS CORP.	94,022	103,014
2,200	CHENIERE ENERGY, INC.(b)	73,298	190,828
30,735	CHEVRON CORP.	1,497,952	3,219,184
See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
2,700	CIMAREX ENERGY CO.	$ 45,271	195,615
69,076	CONOCOPHILLIPS	2,321,525	4,206,728
2,000	CONTINENTAL RESOURCES, INC.	20,765	76,060
1,100	DIAMONDBACK ENERGY, INC.	96,431	103,279
9,794	ENBRIDGE, INC.(c)	137,797	392,152
12,548	EOG RESOURCES, INC.	570,060	1,047,005
111,222	EQUITRANS MIDSTREAM CORP.	795,458	946,499
37,951	EXXON MOBIL CORP.	1,897,273	2,393,949
8,300	HALLIBURTON CO.	196,372	191,896
9,061	HELMERICH & PAYNE, INC.	214,605	295,661
2,600	HESS CORP.	90,342	227,032
69,589	KINDER MORGAN, INC.	1,058,430	1,268,608
60,333	MARATHON OIL CORP.	733,740	821,736
3,800	MARATHON PETROLEUM CORP.	243,566	229,596
26,489	NOV, INC.(b)	371,064	405,812
6,794	OCCIDENTAL PETROLEUM CORP.	76,837	212,448
3,900	ONEOK, INC.	47,522	216,996
6,900	PBF ENERGY, INC., CLASS A(b)	45,787	105,570
2,500	PHILLIPS 66	181,547	214,550
1,500	PIONEER NATURAL RESOURCES CO.	108,478	243,780
10,333	SCHLUMBERGER N.V.	133,707	330,759
468	TEXAS PACIFIC LAND CORP.	781,998	748,678
8,079	VALERO ENERGY CORP.	257,608	630,808
37,607	WILLIAMS (THE) COS., INC.	694,036	998,466
		13,022,344	20,436,186	2.59%
Financials:
4,100	AFLAC, INC.	199,392	220,006
700	ALLEGHANY CORP.(b)	275,499	466,949
23,877	ALLSTATE (THE) CORP.	1,691,617	3,114,516
8,204	ALLY FINANCIAL, INC.	427,294	408,887
7,533	AMERICAN EXPRESS CO.	755,196	1,244,678
2,208	AMERICAN FINANCIAL GROUP, INC.	135,743	275,382
9,600	AMERICAN INTERNATIONAL GROUP, INC.	347,113	456,960
1,802	AMERICAN NATIONAL GROUP, INC.	126,290	267,687
11,193	AMERIPRISE FINANCIAL, INC.	945,013	2,785,714
13,600	ANNALY CAPITAL MANAGEMENT, INC.	80,993	120,768
1,848	AON PLC, CLASS A	223,031	441,228
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	307,170	615,680
2,300	ARTHUR J. GALLAGHER & CO.	80,002	322,184
4,900	ASSURANT, INC.	218,575	765,282
1,400	ATHENE HOLDING LTD., CLASS A(b)(c)	89,136	94,500
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	49,010
141,958	BANK OF AMERICA CORP.	2,217,634	5,852,928
1,200	BANK OF HAWAII CORP.	101,843	101,064
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	512,300
25,451	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,392,217	7,073,342
1,400	BLACKROCK, INC.	1,229,820	1,224,958
13,767	BLACKSTONE GROUP (THE), INC.	1,281,357	1,337,326
2,000	BRIGHTHOUSE FINANCIAL, INC.(b)	48,875	91,080
1,700	BROWN & BROWN, INC.	88,516	90,338
620	CANNAE HOLDINGS, INC.(b)	2,893	21,024
7,647	CAPITAL ONE FINANCIAL CORP.	232,495	1,182,914
800	CBOE GLOBAL MARKETS, INC.	94,440	95,240
18,208	CHARLES SCHWAB (THE) CORP.	192,267	1,325,724
4,785	CHUBB LTD.(c)	533,940	760,528
9,450	CINCINNATI FINANCIAL CORP.	1,141,031	1,102,059
76,982	CITIGROUP, INC.	4,072,993	5,446,477
9,030	CITIZENS FINANCIAL GROUP, INC.	226,262	414,206
3,865	CME GROUP, INC.	617,382	822,008
1,400	COMERICA, INC.	98,978	99,876
500	CREDIT ACCEPTANCE CORP.(b)	86,421	227,055
8,202	DISCOVER FINANCIAL SERVICES	125,376	970,215
968	EVEREST RE GROUP LTD.(c)	255,641	243,946
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	205,380
2,163	FIDELITY NATIONAL FINANCIAL, INC.	29,212	94,004
10,565	FIFTH THIRD BANCORP	109,297	403,900
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	333,096
See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
30,500	FIRST HORIZON CORP.	$ 193,065	527,040
600	FIRST REPUBLIC BANK	114,738	112,302
7,610	GOLDMAN SACHS GROUP (THE), INC.	814,108	2,888,223
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	406,920
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,228	229,289
43,846	HUNTINGTON BANCSHARES, INC.	221,604	625,686
5,905	INTERCONTINENTAL EXCHANGE, INC.	612,683	700,924
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	617,195
47,492	JPMORGAN CHASE & CO.	1,723,282	7,386,906
61,371	KEYCORP	1,178,677	1,267,311
1,500	KKR & CO., INC.	84,763	88,860
4,200	LEMONADE, INC.(b)	428,105	459,522
400	LENDINGTREE, INC.(b)	79,587	84,752
1,500	LINCOLN NATIONAL CORP.	92,697	94,260
5,278	LPL FINANCIAL HOLDINGS, INC.	775,362	712,424
1,500	M&T BANK CORP.	225,235	217,965
200	MARKEL CORP.(b)	67,789	237,342
5,684	MARSH & MCLENNAN COS., INC.	240,120	799,625
8,064	MERCURY GENERAL CORP.	491,828	523,757
6,691	METLIFE, INC.	264,176	400,456
6,600	MGIC INVESTMENT CORP.	91,778	89,760
800	MOODY'S CORP.	28,632	289,896
44,330	MORGAN STANLEY	1,102,683	4,064,618
200	MSCI, INC.	6,396	106,616
5,900	NASDAQ, INC.	240,309	1,037,220
800	NORTHERN TRUST CORP.	95,303	92,496
13,267	OLD REPUBLIC INTERNATIONAL CORP.	347,511	330,481
2,326	ONEMAIN HOLDINGS, INC.	40,168	139,351
2,485	PACWEST BANCORP	28,898	102,283
5,300	PEOPLE'S UNITED FINANCIAL, INC.	92,093	90,842
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,357,067
18,122	POPULAR, INC.	634,042	1,360,056
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	113,742
20,010	PROGRESSIVE (THE) CORP.	1,423,987	1,965,182
2,794	PROSPERITY BANCSHARES, INC.	206,358	200,609
5,900	PRUDENTIAL FINANCIAL, INC.	182,565	604,573
700	RAYMOND JAMES FINANCIAL, INC.	89,754	90,930
11,139	REGIONS FINANCIAL CORP.	66,543	224,785
700	REINSURANCE GROUP OF AMERICA, INC.	81,074	79,800
1,400	RENAISSANCERE HOLDINGS LTD.(c)	172,613	208,348
3,151	ROYAL BANK OF CANADA(c)	75,539	319,228
2,600	S&P GLOBAL, INC.	999,432	1,067,170
7,500	SEI INVESTMENTS CO.	108,537	464,775
300	SIGNATURE BANK	74,502	73,695
18,352	SLM CORP.	93,484	384,291
1,714	STATE STREET CORP.	127,826	141,028
300	SVB FINANCIAL GROUP(b)	172,212	166,929
54,689	SYNCHRONY FINANCIAL	1,341,215	2,653,510
3,657	SYNOVUS FINANCIAL CORP.	49,372	160,469
7,548	T. ROWE PRICE GROUP, INC.	832,475	1,494,278
19,700	TRAVELERS (THE) COS., INC.	2,031,574	2,949,287
14,494	TRUIST FINANCIAL CORP.	331,939	804,417
16,200	TWO HARBORS INVESTMENT CORP.	70,556	122,472
17,585	US BANCORP	318,503	1,001,817
7,855	W R BERKLEY CORP.	230,563	584,648
1,800	WASHINGTON FEDERAL, INC.	23,535	57,204
1,700	WEBSTER FINANCIAL CORP.	92,850	90,678
49,461	WELLS FARGO & CO.	674,289	2,240,089
3,568	WESTERN ALLIANCE BANCORP	154,269	331,289
42	WHITE MOUNTAINS INSURANCE GROUP LTD.	47,881	48,217
1,300	WILLIS TOWERS WATSON PLC(c)	330,952	299,026
2,600	ZIONS BANCORP N.A.	49,361	137,436
		44,041,155	88,201,786	11.16%
Health Care:
400	10X GENOMICS, INC., CLASS A(b)	79,156	78,328
18,734	ABBOTT LABORATORIES	926,152	2,171,833
25,030	ABBVIE, INC.	1,254,809	2,819,379
See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
500	ABIOMED, INC.(b)	$ 107,418	156,055
500	ACCELERON PHARMA, INC.(b)	48,935	62,745
1,800	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	45,536	73,548
2,257	AGILENT TECHNOLOGIES, INC.	178,455	333,607
1,200	AGIOS PHARMACEUTICALS, INC.(b)	44,843	66,132
3,344	ALEXION PHARMACEUTICALS, INC.(b)	358,351	614,326
2,178	ALIGN TECHNOLOGY, INC.(b)	646,282	1,330,758
1,200	ALNYLAM PHARMACEUTICALS, INC.(b)	181,534	203,424
7,200	AMERISOURCEBERGEN CORP.	115,968	824,328
13,704	AMGEN, INC.	2,846,624	3,340,350
6,046	ANTHEM, INC.	702,079	2,308,363
193	AVANOS MEDICAL, INC.(b)	3,014	7,019
3,700	AVANTOR, INC.(b)	41,168	131,387
14,190	BAXTER INTERNATIONAL, INC.	861,584	1,142,295
2,885	BECTON DICKINSON AND CO.	255,655	701,603
11,130	BIOGEN, INC.(b)	3,292,076	3,853,985
2,100	BIOMARIN PHARMACEUTICAL, INC.(b)	167,416	175,224
2,273	BIO-RAD LABORATORIES, INC., CLASS A(b)	1,149,621	1,464,471
2,183	BIO-TECHNE CORP.	881,435	982,918
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,402,528
53,326	BRISTOL-MYERS SQUIBB CO.	2,503,135	3,563,243
2,145	BRUKER CORP.	43,219	162,977
1,000	CARDINAL HEALTH, INC.	26,001	57,090
1,800	CATALENT, INC.(b)	103,746	194,616
8,372	CENTENE CORP.(b)	468,667	610,570
5,800	CERNER CORP.	213,165	453,328
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	89,151
5,278	CIGNA CORP.	714,937	1,251,256
200	COOPER (THE) COS., INC.	50,902	79,254
23,230	CVS HEALTH CORP.	1,312,838	1,938,311
9,229	DANAHER CORP.	272,153	2,476,694
5,332	DENTSPLY SIRONA, INC.	141,306	337,302
1,500	DEXCOM, INC.(b)	87,312	640,500
11,778	EDWARDS LIFESCIENCES CORP.(b)	161,745	1,219,848
4,900	ELANCO ANIMAL HEALTH, INC.(b)	111,286	169,981
10,244	ELI LILLY & CO.	564,949	2,351,203
4,100	EXELIXIS, INC.(b)	93,259	74,702
17,143	GILEAD SCIENCES, INC.	144,642	1,180,467
18,303	HCA HEALTHCARE, INC.	2,651,228	3,783,962
3,800	HENRY SCHEIN, INC.(b)	67,547	281,922
27,356	HOLOGIC, INC.(b)	1,549,268	1,825,192
7,825	HORIZON THERAPEUTICS PLC(b)	252,398	732,733
1,948	HUMANA, INC.	718,193	862,419
6,784	IDEXX LABORATORIES, INC.(b)	2,082,530	4,284,435
2,300	ILLUMINA, INC.(b)	98,233	1,088,383
1,957	INCYTE CORP.(b)	125,794	164,642
300	INSULET CORP.(b)	84,738	82,353
1,562	INTUITIVE SURGICAL, INC.(b)	650,350	1,436,478
2,400	IONIS PHARMACEUTICALS, INC.(b)	88,553	95,736
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,365,231
27,083	JOHNSON & JOHNSON	1,991,237	4,461,653
2,225	LABORATORY CORP. OF AMERICA HOLDINGS(b)	413,449	613,766
500	MASIMO CORP.(b)	110,177	121,225
6,061	MCKESSON CORP.	254,847	1,159,106
9,700	MEDTRONIC PLC(c)	960,275	1,204,061
39,478	MERCK & CO., INC.	1,057,231	3,070,204
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	1,824,493
3,815	MODERNA, INC.(b)	506,030	896,449
5,255	MOLINA HEALTHCARE, INC.(b)	1,021,212	1,329,830
1,500	NEUROCRINE BIOSCIENCES, INC.(b)	141,717	145,980
900	NOVAVAX, INC.(b)	162,900	191,079
1,086	NOVOCURE LTD.(b)(c)	221,168	240,897
3,948	ORGANON & CO.(b)	51,528	119,460
300	PENUMBRA, INC.(b)	36,663	82,218
1,421	PERKINELMER, INC.	218,549	219,417
7,122	PERRIGO CO. PLC(c)	294,437	326,544
60,066	PFIZER, INC.	1,062,577	2,352,185
See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
2,600	PPD, INC.(b)	$ 45,518	119,834
2,000	QIAGEN N.V.(b)(c)	83,380	96,760
700	QUIDEL CORP.(b)	76,390	89,684
1,093	REGENERON PHARMACEUTICALS, INC.(b)	551,163	610,484
400	REPLIGEN CORP.(b)	46,604	79,848
4,791	RESMED, INC.	129,046	1,181,077
2,000	ROYALTY PHARMA PLC, CLASS A	92,224	81,980
400	STERIS PLC	80,548	82,520
3,700	STRYKER CORP.	924,061	961,001
1,600	TELADOC HEALTH, INC.(b)	287,711	266,064
1,800	TELEFLEX, INC.	195,858	723,222
4,526	THERMO FISHER SCIENTIFIC, INC.	1,432,927	2,283,231
900	ULTRAGENYX PHARMACEUTICAL, INC.(b)	85,950	85,815
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	1,097,630
17,091	UNITEDHEALTH GROUP, INC.	2,997,601	6,843,920
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	298,132
1,880	VAREX IMAGING CORP.(b)	19,829	50,422
1,800	VEEVA SYSTEMS, INC., CLASS A(b)	318,742	559,710
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	181,467
62,870	VIATRIS, INC.	799,333	898,412
6,468	WATERS CORP.(b)	908,449	2,235,406
2,248	WEST PHARMACEUTICAL SERVICES, INC.	628,826	807,257
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	692,169
5,047	ZOETIS, INC.	802,332	940,559
		50,389,484	96,723,756	12.24%
Industrials:
6,987	3M CO.	417,187	1,387,828
923	ACCO BRANDS CORP.	3,138	7,966
3,338	ACUITY BRANDS, INC.	362,545	624,306
11,607	ADT, INC.	45,143	125,240
5,973	AGCO CORP.	421,122	778,760
8,255	AIR LEASE CORP.	223,546	344,564
8,739	ALASKA AIR GROUP, INC.(b)	564,179	527,049
1,533	ALLEGION PLC(c)	40,913	213,547
5,175	AMETEK, INC.	73,220	690,862
5,987	BOEING (THE) CO.(b)	851,967	1,434,246
9,793	BOOZ ALLEN HAMILTON HOLDING CORP.	322,665	834,168
1,200	BWX TECHNOLOGIES, INC.	54,215	69,744
7,460	C.H. ROBINSON WORLDWIDE, INC.	760,154	698,778
1,436	CACI INTERNATIONAL, INC., CLASS A(b)	305,354	366,352
2,996	CARLISLE COS., INC.	114,358	573,374
10,640	CARRIER GLOBAL CORP.	57,007	517,104
10,504	CATERPILLAR, INC.	272,491	2,285,986
4,200	CINTAS CORP.	616,293	1,604,400
3,500	CLARIVATE PLC(b)(c)	91,022	96,355
1,347	COPA HOLDINGS S.A., CLASS A(b)(c)	105,441	101,470
3,100	COPART, INC.(b)	271,982	408,673
4,720	COSTAR GROUP, INC.(b)	419,684	390,910
3,948	CRANE CO.	66,572	364,677
36,072	CSX CORP.	841,694	1,157,190
11,748	CUMMINS, INC.	1,835,519	2,864,280
6,193	DEERE & CO.	173,017	2,184,333
9,200	DELTA AIR LINES, INC.(b)	93,252	397,992
1,525	DOVER CORP.	32,899	229,665
24,644	EATON CORP. PLC	1,418,732	3,651,748
700	EQUIFAX, INC.	162,086	167,657
3,980	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	259,722	503,868
1,600	FASTENAL CO.	84,013	83,200
2,153	FEDEX CORP.	99,607	642,304
3,325	FORTIVE CORP.	36,012	231,885
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	428,323
1,400	GATX CORP.	24,276	123,858
2,750	GENERAC HOLDINGS, INC.(b)	704,688	1,141,662
837	GENERAL DYNAMICS CORP.	116,523	157,574
89,000	GENERAL ELECTRIC CO.	889,756	1,197,940
20,900	GRAFTECH INTERNATIONAL LTD.	154,560	242,858
875	HEICO CORP.	61,334	121,993
See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
2,156	HEICO CORP., CLASS A	$ 109,365	267,732
360	HERC HOLDINGS, INC.(b)	5,808	40,345
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	2,015,388
25,039	HOWMET AEROSPACE, INC.(b)	299,194	863,094
1,200	HUBBELL, INC.	43,310	224,208
2,262	HUNTINGTON INGALLS INDUSTRIES, INC.	317,705	476,716
1,500	IAA, INC.(b)	45,882	81,810
2,271	IDEX CORP.	140,770	499,734
3,533	IHS MARKIT LTD.(c)	350,442	398,028
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,078,453
2,382	INGERSOLL RAND, INC.(b)	18,866	116,265
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	195,861
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	342,195
30,273	JETBLUE AIRWAYS CORP.(b)	590,554	507,981
16,052	JOHNSON CONTROLS INTERNATIONAL PLC	431,153	1,101,649
800	KANSAS CITY SOUTHERN	235,820	226,696
3,003	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	129,205	136,516
16,105	L3HARRIS TECHNOLOGIES, INC.	2,650,347	3,481,096
500	LANDSTAR SYSTEM, INC.	79,050	79,010
1,847	LEIDOS HOLDINGS, INC.	129,494	186,732
600	LENNOX INTERNATIONAL, INC.	17,874	210,480
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	184,394
3,675	LOCKHEED MARTIN CORP.	1,136,126	1,390,436
2,800	LYFT, INC., CLASS A(b)	100,728	169,344
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	29,400
2,475	MANPOWERGROUP, INC.	81,957	294,302
40,193	MASCO CORP.	1,633,595	2,367,770
1,300	MERCURY SYSTEMS, INC.(b)	85,863	86,164
500	MSA SAFETY, INC.	80,875	82,790
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	272,689
577	NORDSON CORP.	57,299	126,657
2,060	NORFOLK SOUTHERN CORP.	364,097	546,745
8,418	NORTHROP GRUMMAN CORP.	1,879,921	3,059,354
2,519	NVENT ELECTRIC PLC(c)	24,113	78,694
4,964	OLD DOMINION FREIGHT LINE, INC.	808,017	1,259,863
8,384	OSHKOSH CORP.	360,335	1,044,982
5,320	OTIS WORLDWIDE CORP.	90,693	435,016
1,551	OWENS CORNING	70,452	151,843
1,056	PACCAR, INC.	46,858	94,248
4,628	PARKER-HANNIFIN CORP.	350,966	1,421,305
2,519	PENTAIR PLC(c)	49,295	170,007
21,936	QUANTA SERVICES, INC.	1,639,893	1,986,744
19,941	RAYTHEON TECHNOLOGIES CORP.	831,614	1,701,167
12,257	REPUBLIC SERVICES, INC.	732,074	1,348,393
1,000	ROBERT HALF INTERNATIONAL, INC.	87,950	88,970
9,420	ROLLINS, INC.	221,629	322,164
1,100	ROPER TECHNOLOGIES, INC.	277,735	517,220
28,679	SCHNEIDER NATIONAL, INC., CLASS B	662,710	624,342
5,014	SNAP-ON, INC.	1,030,901	1,120,278
22,389	SOUTHWEST AIRLINES CO.(b)	986,432	1,188,632
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	70,785
2,557	STANLEY BLACK & DECKER, INC.	72,048	524,159
600	STERICYCLE, INC.(b)	18,858	42,930
10,200	SUNRUN, INC.(b)	486,902	568,956
200	TELEDYNE TECHNOLOGIES, INC.(b)	86,702	83,766
1,400	TEXTRON, INC.	92,538	96,278
11,246	TIMKEN (THE) CO.	499,847	906,315
1,596	TORO (THE) CO.	76,510	175,368
13,345	TRANE TECHNOLOGIES PLC(c)	1,010,252	2,457,348
200	TRANSDIGM GROUP, INC.(b)	62,989	129,458
800	TRANSUNION	84,920	87,848
18,100	UBER TECHNOLOGIES, INC.(b)	659,532	907,172
5,802	UNION PACIFIC CORP.	351,907	1,276,034
3,828	UNITED AIRLINES HOLDINGS, INC.(b)	147,236	200,166
6,957	UNITED PARCEL SERVICE, INC., CLASS B	811,963	1,446,847
9,365	UNITED RENTALS, INC.(b)	900,551	2,987,529
1,494	VERISK ANALYTICS, INC.	255,892	261,032
See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
33	VERITIV CORP.(b)	$ 510	2,027
2,400	VIRGIN GALACTIC HOLDINGS, INC.(b)	86,465	110,400
975	WASTE CONNECTIONS, INC.	42,575	116,444
17,554	WASTE MANAGEMENT, INC.	879,219	2,459,491
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	98,760
700	WW GRAINGER, INC.	30,601	306,600
600	XPO LOGISTICS, INC.(b)	89,748	83,934
1,600	XYLEM, INC.	30,618	191,936
		40,315,351	80,260,174	10.16%
Information Technology:
6,772	ACCENTURE PLC, CLASS A(c)	789,956	1,996,318
8,947	ADOBE, INC.(b)	1,806,133	5,239,721
14,200	ADVANCED MICRO DEVICES, INC.(b)	350,560	1,333,806
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,472,192
2,695	ALLIANCE DATA SYSTEMS CORP.	114,079	280,792
1,136	ALTERYX, INC., CLASS A(b)	125,648	97,719
4,065	AMDOCS LTD.	200,086	314,468
1,400	AMPHENOL CORP., CLASS A	95,701	95,774
4,400	ANALOG DEVICES, INC.	82,698	757,504
1,400	ANAPLAN, INC.(b)	47,612	74,620
1,200	ANSYS, INC.(b)	30,630	416,472
261,812	APPLE, INC.	6,208,173	35,857,772
10,372	APPLIED MATERIALS, INC.	760,094	1,476,973
300	ARISTA NETWORKS, INC.(b)	106,419	108,693
7,925	ARROW ELECTRONICS, INC.(b)	483,101	902,103
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	206,509	462,348
4,847	AUTODESK, INC.(b)	725,032	1,414,839
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,343,863
1,400	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	73,444	90,888
600	BILL.COM HOLDINGS, INC.(b)	96,396	109,908
20,661	BLACK KNIGHT, INC.(b)	1,461,752	1,611,145
4,991	BROADCOM, INC.	1,176,093	2,379,908
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	551,302
13,500	CADENCE DESIGN SYSTEMS, INC.(b)	415,110	1,847,070
1,522	CDK GLOBAL, INC.	19,712	75,628
7,000	CDW CORP.	292,424	1,222,550
8,331	CERENCE, INC.(b)	197,675	889,001
67,140	CISCO SYSTEMS, INC.	1,392,044	3,558,420
7,807	CITRIX SYSTEMS, INC.	821,116	915,527
2,200	CLOUDFLARE, INC., CLASS A(b)	78,522	232,848
1,200	COGNEX CORP.	60,629	100,860
5,800	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	247,236	401,708
4,830	CONCENTRIX CORP.(b)	290,324	776,664
15,600	CORNING, INC.	85,176	638,040
468	COUPA SOFTWARE, INC.(b)	69,825	122,667
1,700	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	247,592	427,227
2,100	DATADOG, INC., CLASS A(b)	179,184	218,568
3,000	DATTO HOLDING CORP.(b)	77,153	83,520
37,860	DELL TECHNOLOGIES, INC., CLASS C(b)	2,592,047	3,773,506
2,800	DOCUSIGN, INC.(b)	393,007	782,796
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	196,580
2,300	DROPBOX, INC., CLASS A(b)	42,360	69,713
2,100	DXC TECHNOLOGY CO.(b)	84,709	81,774
5,362	ECHOSTAR CORP., CLASS A(b)	110,183	130,243
600	ELASTIC N.V.(b)	80,298	87,456
2,900	ENPHASE ENERGY, INC.(b)	433,158	532,527
1,986	EPAM SYSTEMS, INC.(b)	687,521	1,014,767
500	EURONET WORLDWIDE, INC.(b)	56,700	67,675
1,300	F5 NETWORKS, INC.(b)	30,063	242,658
300	FAIR ISAAC CORP.(b)	80,682	150,804
12,959	FIDELITY NATIONAL INFORMATION SERVICES, INC.	538,426	1,835,902
3,900	FIREEYE, INC.(b)	44,602	78,858
9,784	FISERV, INC.(b)	172,685	1,045,812
600	FIVE9, INC.(b)	64,638	110,034
800	FLEETCOR TECHNOLOGIES, INC.(b)	196,482	204,848
12,590	FORTINET, INC.(b)	1,590,284	2,998,812
6,251	GARTNER, INC.(b)	1,434,294	1,513,992
See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
5,373	GLOBAL PAYMENTS, INC.	$ 587,223	1,007,652
1,000	GODADDY, INC., CLASS A(b)	55,242	86,960
800	GUIDEWIRE SOFTWARE, INC.(b)	84,696	90,176
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	274,104
94,017	HP, INC.	2,478,367	2,838,373
300	HUBSPOT, INC.(b)	159,021	174,816
109,601	INTEL CORP.	5,013,126	6,153,000
22,045	INTERNATIONAL BUSINESS MACHINES CORP.	2,512,066	3,231,577
3,500	INTUIT, INC.	75,843	1,715,595
13,175	JABIL, INC.	259,881	765,731
1,424	JACK HENRY & ASSOCIATES, INC.	226,588	232,838
1,700	JFROG LTD.(b)(c)	76,137	77,384
3,300	JUNIPER NETWORKS, INC.	91,234	90,255
600	KEYSIGHT TECHNOLOGIES, INC.(b)	62,572	92,646
1,015	KLA CORP.	354,783	329,073
6,727	LAM RESEARCH CORP.	765,234	4,377,259
6,557	MARVELL TECHNOLOGY, INC.	147,377	382,470
12,674	MASTERCARD, INC., CLASS A	3,367,999	4,627,151
1,900	MEDALLIA, INC.(b)	44,418	64,125
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	628,908
32,060	MICRON TECHNOLOGY, INC.(b)	581,201	2,724,459
121,095	MICROSOFT CORP.	7,434,661	32,804,635
500	MKS INSTRUMENTS, INC.	32,310	88,975
500	MONGODB, INC.(b)	160,175	180,760
1,800	MOTOROLA SOLUTIONS, INC.	378,752	390,330
1,200	NCINO, INC.(b)	84,357	71,904
8,093	NETAPP, INC.	388,845	662,169
900	NEW RELIC, INC.(b)	42,264	60,273
22,781	NORTONLIFELOCK, INC.	207,695	620,099
1,600	NUANCE COMMUNICATIONS, INC.(b)	87,341	87,104
2,500	NUTANIX, INC., CLASS A(b)	86,793	95,550
9,391	NVIDIA CORP.	2,021,474	7,513,739
3,900	NXP SEMICONDUCTORS N.V.(c)	334,138	802,308
3,297	OKTA, INC.(b)	513,168	806,710
12,791	ON SEMICONDUCTOR CORP.(b)	481,458	489,639
115,529	ORACLE CORP.	6,968,396	8,992,777
17,600	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	447,485	463,936
4,328	PALO ALTO NETWORKS, INC.(b)	704,819	1,605,904
3,466	PAYCHEX, INC.	336,752	371,902
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	564,469
12,661	PAYPAL HOLDINGS, INC.(b)	1,727,011	3,690,428
600	PROOFPOINT, INC.(b)	56,232	104,256
6,152	PTC, INC.(b)	621,090	869,032
4,500	PURE STORAGE, INC., CLASS A(b)	85,978	87,885
4,379	QORVO, INC.(b)	519,351	856,751
30,324	QUALCOMM, INC.	3,119,380	4,334,209
1,500	RINGCENTRAL, INC., CLASS A(b)	152,618	435,870
9,472	SALESFORCE.COM, INC.(b)	407,800	2,313,725
37,005	SEAGATE TECHNOLOGY HOLDINGS PLC(c)	1,243,545	3,253,850
2,100	SERVICENOW, INC.(b)	273,110	1,154,055
3,089	SKYWORKS SOLUTIONS, INC.	243,391	592,316
5,391	SLACK TECHNOLOGIES, INC., CLASS A(b)	232,940	238,821
900	SMARTSHEET, INC., CLASS A(b)	39,015	65,088
1,200	SNOWFLAKE, INC., CLASS A(b)	297,959	290,160
1,300	SPLUNK, INC.(b)	142,677	187,954
4,600	SQUARE, INC., CLASS A(b)	477,684	1,121,480
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	139,652
2,209	STONECO LTD., CLASS A(b)(c)	155,915	148,136
4,757	SYNNEX CORP.	144,301	579,212
6,082	SYNOPSYS, INC.(b)	540,689	1,677,355
4,600	TERADYNE, INC.	82,730	616,216
27,872	TEXAS INSTRUMENTS, INC.	942,644	5,359,786
2,820	TRADE DESK (THE), INC., CLASS A(b)	216,507	218,155
19,538	TRIMBLE, INC.(b)	996,229	1,598,795
1,514	TWILIO, INC., CLASS A(b)	399,324	596,758
2,100	UBIQUITI, INC.	357,603	655,599
1,500	UNITY SOFTWARE, INC.(b)	161,848	164,745
See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
400	VERISIGN, INC.(b)	$ 66,960	91,076
19,148	VISA, INC., CLASS A	2,058,291	4,477,185
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	175,890
3,772	VMWARE, INC., CLASS A(b)	190,784	603,407
5,845	WESTERN DIGITAL CORP.(b)	90,457	415,989
60,931	WESTERN UNION (THE) CO.	1,165,310	1,399,585
200	WIX.COM LTD.(b)(c)	57,196	58,056
1,900	WORKDAY, INC., CLASS A(b)	339,952	453,606
24,464	XEROX HOLDINGS CORP.	374,155	574,659
7,695	XILINX, INC.	186,834	1,113,005
5,648	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	1,532,276	2,990,560
1,300	ZENDESK, INC.(b)	79,216	187,642
2,300	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	581,479	890,169
700	ZSCALER, INC.(b)	136,262	151,242
		87,918,307	216,388,278	27.39%
Materials:
2,475	AIR PRODUCTS AND CHEMICALS, INC.	446,622	712,008
1,300	ALBEMARLE CORP.	29,152	218,998
14,670	AMCOR PLC(c)	71,018	168,118
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	61,250
3,165	AVERY DENNISON CORP.	207,899	665,410
3,000	BALL CORP.	243,017	243,060
4,210	CABOT CORP.	129,002	239,675
16,337	CELANESE CORP.	1,176,262	2,476,689
2,605	CHEMOURS (THE) CO.	28,384	90,654
6,162	CORTEVA, INC.	77,857	273,285
1,800	CROWN HOLDINGS, INC.	57,831	183,978
7,262	DOW, INC.	147,036	459,539
7,262	DUPONT DE NEMOURS, INC.	212,802	562,151
21,296	EASTMAN CHEMICAL CO.	1,573,767	2,486,308
3,191	ECOLAB, INC.	114,294	657,250
700	FMC CORP.	83,405	75,740
29,746	FREEPORT-MCMORAN, INC.	622,998	1,103,874
15,846	HUNTSMAN CORP.	249,978	420,236
2,138	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	280,273	319,417
38,587	INTERNATIONAL PAPER CO.	1,300,493	2,365,769
5,779	LINDE PLC(c)	1,098,676	1,670,709
10,374	LYONDELLBASELL INDUSTRIES N.V., CLASS A	520,142	1,067,173
700	MARTIN MARIETTA MATERIALS, INC.	27,965	246,267
7,400	NEWMONT CORP.	136,530	469,012
5,844	NUCOR CORP.	99,313	560,615
1,768	PACKAGING CORP. OF AMERICA	176,100	239,423
5,172	PPG INDUSTRIES, INC.	123,888	878,051
8,237	RELIANCE STEEL & ALUMINUM CO.	663,588	1,242,963
600	ROYAL GOLD, INC.	22,314	68,460
2,400	RPM INTERNATIONAL, INC.	24,657	212,832
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	95,960
1,400	SEALED AIR CORP.	24,528	82,950
400	SHERWIN-WILLIAMS (THE) CO.	111,978	108,980
2,509	SILGAN HOLDINGS, INC.	89,461	104,124
3,600	SONOCO PRODUCTS CO.	74,519	240,840
3,034	SOUTHERN COPPER CORP.(c)	36,068	195,147
11,903	STEEL DYNAMICS, INC.	182,235	709,419
4,392	VALVOLINE, INC.	24,184	142,564
2,100	VULCAN MATERIALS CO.	63,441	365,547
2,242	WESTROCK CO.	24,357	119,319
		10,625,805	22,603,764	2.86%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,363	387,350
3,152	AMERICAN HOMES 4 RENT, CLASS A	102,424	122,455
4,980	AMERICAN TOWER CORP.	684,176	1,345,297
2,837	AMERICOLD REALTY TRUST	108,267	107,380
3,708	APARTMENT INCOME REIT CORP.	79,206	175,870
3,708	APARTMENT INVESTMENT AND MANAGEMENT CO., CLASS A	73,924	24,881
1,034	AVALONBAY COMMUNITIES, INC.	90,095	215,785
14,826	BOSTON PROPERTIES, INC.	1,269,857	1,698,911
See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
46,503	BRIXMOR PROPERTY GROUP, INC.	$ 409,622	1,064,454
2,153	CAMDEN PROPERTY TRUST	123,455	285,639
1,200	CBRE GROUP, INC., CLASS A(b)	107,193	102,876
500	CORESITE REALTY CORP.	43,021	67,300
4,700	CROWN CASTLE INTERNATIONAL CORP.	183,007	916,970
2,027	CUBESMART	52,679	93,891
1,242	CYRUSONE, INC.	71,196	88,828
3,157	DIGITAL REALTY TRUST, INC.	355,268	475,002
24,200	DIGITALBRIDGE GROUP, INC.(b)	47,800	191,180
5,200	DOUGLAS EMMETT, INC.	42,689	174,824
3,200	DUKE REALTY CORP.	101,873	151,520
315	EPR PROPERTIES(b)	6,839	16,594
1,052	EQUINIX, INC.	213,293	844,335
1,905	EQUITY COMMONWEALTH	50,488	49,911
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,661	118,896
5,416	EQUITY RESIDENTIAL	174,162	417,032
4,777	ESSEX PROPERTY TRUST, INC.	1,054,951	1,433,148
600	EXTRA SPACE STORAGE, INC.	98,202	98,292
900	FEDERAL REALTY INVESTMENT TRUST	47,642	105,453
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,347	28,880
2,070	GAMING AND LEISURE PROPERTIES, INC.	56,601	95,903
7,000	HEALTHPEAK PROPERTIES, INC.	70,562	233,030
10,022	HOST HOTELS & RESORTS, INC.(b)	68,301	171,276
678	HOWARD HUGHES (THE) CORP.(b)	20,502	66,078
6,000	INVITATION HOMES, INC.	224,375	223,740
2,000	IRON MOUNTAIN, INC.	90,735	84,640
700	JBG SMITH PROPERTIES	17,888	22,057
700	JONES LANG LASALLE, INC.(b)	39,951	136,822
4,001	KIMCO REALTY CORP.	37,026	83,421
4,678	LAMAR ADVERTISING CO., CLASS A	75,755	488,477
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	303,156
2,500	OMEGA HEALTHCARE INVESTORS, INC.	91,768	90,725
5,300	OPENDOOR TECHNOLOGIES, INC.(b)	87,217	93,969
14,011	OUTFRONT MEDIA, INC.(b)	169,061	336,684
10,911	PROLOGIS, INC.	280,831	1,304,192
1,735	PUBLIC STORAGE	227,274	521,697
6,972	RAYONIER, INC.	74,591	250,504
4,000	REALTY INCOME CORP.	146,533	266,960
3,900	REGENCY CENTERS CORP.	85,345	249,873
1,780	REXFORD INDUSTRIAL REALTY, INC.	87,624	101,371
2,100	SBA COMMUNICATIONS CORP.	214,169	669,270
9,577	SIMON PROPERTY GROUP, INC.	1,133,688	1,249,607
2,400	STORE CAPITAL CORP.	86,393	82,824
1,133	SUN COMMUNITIES, INC.	87,255	194,196
4,100	UDR, INC.	63,318	200,818
13,505	VENTAS, INC.	737,808	771,136
2,020	VEREIT, INC.	48,318	92,779
23,413	VICI PROPERTIES, INC.	659,008	726,271
2,584	WEINGARTEN REALTY INVESTORS	36,731	82,869
4,500	WELLTOWER, INC.	351,703	373,950
57,504	WEYERHAEUSER CO.	1,856,526	1,979,288
1,800	WP CAREY, INC.	137,642	134,316
		13,233,897	22,484,853	2.85%
Utilities:
3,700	AES (THE) CORP.	51,047	96,459
2,000	ALLIANT ENERGY CORP.	24,835	111,520
1,700	AMEREN CORP.	48,382	136,068
4,800	AMERICAN ELECTRIC POWER CO., INC.	280,084	406,032
700	AMERICAN WATER WORKS CO., INC.	112,353	107,891
2,600	ATMOS ENERGY CORP.	255,011	249,886
13,200	AVANGRID, INC.	502,113	678,876
5,800	CENTERPOINT ENERGY, INC.	66,308	142,216
13,300	CMS ENERGY CORP.	259,708	785,764
16,530	CONSOLIDATED EDISON, INC.	1,188,808	1,185,532
12,073	DOMINION ENERGY, INC.	450,978	888,211
2,300	DTE ENERGY CO.	84,036	298,080
7,532	DUKE ENERGY CORP.	247,003	743,559
See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
4,425	EDISON INTERNATIONAL	$ 136,263	255,853
764	ENTERGY CORP.	46,655	76,171
2,035	ESSENTIAL UTILITIES, INC.	37,362	93,000
2,974	EVERGY, INC.	67,407	179,719
4,961	EVERSOURCE ENERGY	125,492	398,071
10,500	EXELON CORP.	480,432	465,255
5,500	FIRSTENERGY CORP.	168,113	204,655
900	NATIONAL FUEL GAS CO.	20,790	47,025
17,554	NEXTERA ENERGY, INC.	203,346	1,286,357
23,173	NISOURCE, INC.	444,987	567,738
38,432	NRG ENERGY, INC.	1,268,718	1,548,810
4,800	OGE ENERGY CORP.	43,344	161,520
14,659	PG&E CORP.(b)	151,109	149,082
2,400	PINNACLE WEST CAPITAL CORP.	71,637	196,728
8,500	PPL CORP.	236,326	237,745
17,961	PUBLIC SERVICE ENTERPRISE GROUP, INC.	886,484	1,072,990
3,300	SEMPRA ENERGY	188,982	437,184
8,600	SOUTHERN (THE) CO.	176,010	520,386
4,650	UGI CORP.	51,203	215,341
5,600	VISTRA CORP.	91,125	103,880
3,555	WEC ENERGY GROUP, INC.	268,790	316,217
6,593	XCEL ENERGY, INC.	421,096	434,347
		9,156,337	14,798,168	1.87%
	Sub-total Common Stocks:	376,021,558	786,637,678	99.57%
Preferred Stocks:
Consumer Discretionary:
355	QURATE RETAIL, INC., 8.00%	14,247	38,428
		14,247	38,428	0.00%
	Sub-total Preferred Stocks:	14,247	38,428	0.00%
Short-Term Investments:
3,153,852	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(e)	3,153,852	3,153,852
	Sub-total Short-Term Investments:	3,153,852	3,153,852	0.40%
	Grand total	$ 379,189,657	789,829,958	99.97%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2021, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.86% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.01% of net assets as of June 30, 2021.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $7,392,427 with net sales of $4,238,575 during the six months ended June 30, 2021.
See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2021 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
4,636	AMC NETWORKS, INC., CLASS A(b)	$ 261,607	309,685
3,960	ATN INTERNATIONAL, INC.	182,002	180,140
2,932	CINCINNATI BELL, INC.(b)	43,797	45,211
6,405	COGENT COMMUNICATIONS HOLDINGS, INC.	468,279	492,480
3,841	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	20,535	33,762
4,700	EW SCRIPPS (THE) CO., CLASS A	101,924	95,833
23,415	LIBERTY BROADBAND CORP., CLASS C(b)	3,443,713	4,066,249
6,643	MEREDITH CORP.(b)	235,665	288,572
195,369	NEW YORK TIMES (THE) CO., CLASS A	8,759,126	8,508,320
2,477	QUINSTREET, INC.(b)	41,581	46,023
3,588	SAGA COMMUNICATIONS, INC., CLASS A	67,673	77,680
7,249	SCHOLASTIC CORP.	278,852	274,665
5,678	SHENANDOAH TELECOMMUNICATIONS CO.	276,925	275,440
2,066	SPOK HOLDINGS, INC.	19,790	19,875
4,181	TECHTARGET, INC.(b)	309,012	323,986
		14,510,481	15,037,921	2.75%
Consumer Discretionary:
3,200	AARON'S (THE) CO., INC.	100,245	102,368
7,423	ABERCROMBIE & FITCH CO., CLASS A(b)	258,012	344,650
23,926	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	239,652	247,634
80,720	AMERICAN EAGLE OUTFITTERS, INC.	1,466,455	3,029,422
909	AMERICAN PUBLIC EDUCATION, INC.(b)	26,610	25,761
1,096	AMERICA'S CAR-MART, INC.(b)	162,878	155,325
2,571	ASBURY AUTOMOTIVE GROUP, INC.(b)	382,734	440,592
16,090	BED BATH & BEYOND, INC.(b)	401,345	535,636
4,556	BIG LOTS, INC.	262,446	300,742
6,265	BJ'S RESTAURANTS, INC.(b)	307,101	307,862
10,476	BLOOMIN' BRANDS, INC.(b)	219,368	284,319
77,453	BLUEGREEN VACATIONS HOLDING CORP.(b)	898,535	1,394,154
3,895	BOOT BARN HOLDINGS, INC.(b)	290,294	327,375
6,041	BRINKER INTERNATIONAL, INC.(b)	346,424	373,636
3,353	BUCKLE (THE), INC.	132,096	166,812
2,030	CALERES, INC.	21,290	55,399
5,798	CALLAWAY GOLF CO.(b)	162,684	195,567
303	CARRIAGE SERVICES, INC.	5,308	11,202
2,074	CATO (THE) CORP., CLASS A	16,670	34,988
1,343	CAVCO INDUSTRIES, INC.(b)	277,442	298,401
4,526	CENTURY COMMUNITIES, INC.	313,348	301,160
5,791	CHEESECAKE FACTORY (THE), INC.(b)	334,450	313,756
1,725	CHILDREN'S PLACE (THE), INC.(b)	113,870	160,529
2,400	CHUY'S HOLDINGS, INC.(b)	113,969	89,424
1,666	CONN'S, INC.(b)	19,489	42,483
6,116	CORE-MARK HOLDING CO., INC.	250,271	275,281
956	CROCS, INC.(b)	93,641	111,393
167,340	DANA, INC.	2,111,003	3,975,998
6,900	DAVE & BUSTER'S ENTERTAINMENT, INC.(b)	240,316	280,140
32,138	DESIGNER BRANDS, INC., CLASS A(b)	508,161	531,884
3,169	DINE BRANDS GLOBAL, INC.(b)	253,027	282,833
3,832	DORMAN PRODUCTS, INC.(b)	345,307	397,263
1,141	EL POLLO LOCO HOLDINGS, INC.(b)	17,103	20,869
4,841	ETHAN ALLEN INTERIORS, INC.	149,383	133,612
112,471	FARFETCH LTD., CLASS A(b)(c)	4,043,331	5,664,040
15,875	FIVERR INTERNATIONAL LTD.(b)(c)	2,674,606	3,849,529
7,700	GAMESTOP CORP., CLASS A(b)	1,615,749	1,648,878
4,900	GENESCO, INC.(b)	294,847	312,032
4,058	GENTHERM, INC.(b)	289,017	288,321
2,387	G-III APPAREL GROUP LTD.(b)	34,366	78,437
121,376	GILDAN ACTIVEWEAR, INC.(c)	2,859,852	4,481,202
2,440	GOODYEAR TIRE & RUBBER (THE) CO.(b)	49,931	41,843
2,347	GROUP 1 AUTOMOTIVE, INC.	339,126	362,447
4,613	GUESS?, INC.	131,037	121,783
89,600	HANESBRANDS, INC.	1,290,069	1,672,832
3,245	HAVERTY FURNITURE COS., INC.	159,619	138,756
21,500	HELEN OF TROY LTD.(b)	3,500,941	4,904,580
3,700	HIBBETT, INC.(b)	284,908	331,631
58,638	HOOKER FURNITURE CORP.	1,347,057	2,031,220
See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
3,404	INSTALLED BUILDING PRODUCTS, INC.	$ 372,612	416,513
3,834	IROBOT CORP.(b)	362,472	358,057
6,261	KONTOOR BRANDS, INC.	351,846	353,183
6,603	LA-Z-BOY, INC.	223,537	244,575
4,096	LCI INDUSTRIES	560,988	538,296
3,063	LGI HOMES, INC.(b)	497,543	496,022
114,100	LIFETIME BRANDS, INC.	972,700	1,708,077
1,246	LUMBER LIQUIDATORS HOLDINGS, INC.(b)	17,493	26,291
4,435	M/I HOMES, INC.(b)	286,880	260,201
42,908	MACY'S, INC.(b)	703,307	813,536
31,240	MALIBU BOATS, INC., CLASS A(b)	1,560,435	2,290,829
889	MARINEMAX, INC.(b)	20,195	43,330
5,209	MDC HOLDINGS, INC.	253,694	263,575
4,938	MERITAGE HOMES CORP.(b)	496,160	464,567
4,394	MONRO, INC.	262,755	279,063
79,706	MOTORCAR PARTS OF AMERICA, INC.(b)	1,466,568	1,788,603
7,350	ODP (THE) CORP.(b)	300,033	352,873
2,646	OXFORD INDUSTRIES, INC.	226,381	261,531
50,009	PAPA JOHN'S INTERNATIONAL, INC.	4,494,029	5,222,940
3,496	PATRICK INDUSTRIES, INC.	239,004	255,208
41,936	PERDOCEO EDUCATION CORP.(b)	542,512	514,555
4,157	PETMED EXPRESS, INC.	139,444	132,400
32,737	PVH CORP.(b)	2,540,343	3,522,174
2,225	REGIS CORP.(b)	20,464	20,826
7,190	RENT-A-CENTER, INC.	387,137	381,573
2,351	RUTH'S HOSPITALITY GROUP, INC.(b)	20,747	54,144
15,837	SALLY BEAUTY HOLDINGS, INC.(b)	286,943	349,523
4,746	SHAKE SHACK, INC., CLASS A(b)	399,087	507,917
3,134	SHUTTERSTOCK, INC.	290,762	307,665
7,160	SIGNET JEWELERS LTD.(b)	439,243	578,456
3,290	SLEEP NUMBER CORP.(b)	316,785	361,735
3,535	SONIC AUTOMOTIVE, INC., CLASS A	155,651	158,156
2,490	STAMPS.COM, INC.(b)	496,785	498,722
2,964	STANDARD MOTOR PRODUCTS, INC.	135,447	128,489
10,168	STEVEN MADDEN LTD.	380,709	444,952
56,458	STITCH FIX, INC., CLASS A(b)	2,326,622	3,404,417
61,030	STONERIDGE, INC.(b)	1,331,924	1,800,385
1,506	STURM RUGER & CO., INC.	99,536	135,510
2,546	TUPPERWARE BRANDS CORP.(b)	72,528	60,468
1,272	UNIFI, INC.(b)	18,074	30,986
5,700	UNIVERSAL ELECTRONICS, INC.(b)	225,710	276,450
7,913	VISTA OUTDOOR, INC.(b)	267,754	366,214
91,032	VROOM, INC.(b)	3,902,374	3,810,600
69,324	WINNEBAGO INDUSTRIES, INC.	2,849,321	4,711,259
10,867	WOLVERINE WORLD WIDE, INC.	326,658	365,566
55,812	WYNDHAM HOTELS & RESORTS, INC.	2,990,783	4,034,649
2,300	ZUMIEZ, INC.(b)	101,562	112,677
		64,488,920	84,983,739	15.53%
Consumer Staples:
5,803	ANDERSONS (THE), INC.	163,955	177,166
8,395	B&G FOODS, INC.	253,899	275,356
2,447	CALAVO GROWERS, INC.	179,242	155,189
4,429	CAL-MAINE FOODS, INC.	167,553	160,374
4,316	CELSIUS HOLDINGS, INC.(b)	279,715	328,405
5,471	CENTRAL GARDEN & PET CO., CLASS A(b)	238,390	264,249
1,424	CHEFS' WAREHOUSE (THE), INC.(b)	36,595	45,326
1,000	COCA-COLA CONSOLIDATED, INC.	373,118	402,130
7,108	EDGEWELL PERSONAL CARE CO.	298,542	312,041
3,500	ELF BEAUTY, INC.(b)	106,038	94,990
3,758	FRESH DEL MONTE PRODUCE, INC.	131,817	123,563
196,235	GROCERY OUTLET HOLDING CORP.(b)	7,485,654	6,801,505
9,830	INGREDION, INC.	883,869	889,615
3,844	INTER PARFUMS, INC.	279,759	276,768
1,652	J & J SNACK FOODS CORP.	263,991	288,125
2,978	JOHN B. SANFILIPPO & SON, INC.	227,582	263,762
1,492	MEDIFAST, INC.	393,944	422,206
2,612	NATIONAL BEVERAGE CORP.	116,343	123,365
See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
43,208	NATURE'S SUNSHINE PRODUCTS, INC.	$ 398,015	750,523
3,067	PRICESMART, INC.	270,183	279,128
11,191	SIMPLY GOOD FOODS (THE) CO.(b)	385,972	408,583
1,856	SPARTANNASH CO.	34,032	35,839
25,159	SPECTRUM BRANDS HOLDINGS, INC.	1,560,457	2,139,521
8,055	UNITED NATURAL FOODS, INC.(b)	291,854	297,874
49,422	UNIVERSAL CORP.	2,518,191	2,815,571
1,260	USANA HEALTH SCIENCES, INC.(b)	121,258	129,062
19,987	VECTOR GROUP LTD.	260,363	282,616
1,735	WD-40 CO.	401,542	444,663
		18,121,873	18,987,515	3.47%
Energy:
9,497	ARCHROCK, INC.	70,615	84,618
2,788	BONANZA CREEK ENERGY, INC.	132,449	131,231
1,386	BRISTOW GROUP, INC.(b)	33,470	35,495
5,993	CALLON PETROLEUM CO.(b)	270,517	345,736
10,621	CORE LABORATORIES N.V.(c)	474,544	413,688
43,253	DMC GLOBAL, INC.(b)	1,889,757	2,431,251
7,255	DRIL-QUIP, INC.(b)	254,833	245,437
8,543	GREEN PLAINS, INC.(b)	243,196	287,216
6,213	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,042	35,476
12,750	HELMERICH & PAYNE, INC.	390,192	416,033
14,740	MATADOR RESOURCES CO.	498,723	530,787
86,451	MURPHY OIL CORP.	823,486	2,012,579
2,200	NABORS INDUSTRIES LTD.(b)	258,990	251,328
501,528	NEXTIER OILFIELD SOLUTIONS, INC.(b)	1,531,334	2,387,273
115,661	NOV, INC.(b)	1,184,635	1,771,927
16,721	OCEANEERING INTERNATIONAL, INC.(b)	282,545	260,346
2,364	PAR PACIFIC HOLDINGS, INC.(b)	17,723	39,763
28,137	PATTERSON-UTI ENERGY, INC.	259,044	279,682
16,355	PBF ENERGY, INC., CLASS A(b)	249,859	250,232
13,224	PDC ENERGY, INC.	446,873	605,527
24,800	PROPETRO HOLDING CORP.(b)	268,216	227,168
36,068	RANGE RESOURCES CORP.(b)	428,107	604,500
6,555	RENEWABLE ENERGY GROUP, INC.(b)	439,210	408,639
258	REX AMERICAN RESOURCES CORP.(b)	16,958	23,266
16,175	SM ENERGY CO.	334,790	398,390
90,097	SOUTHWESTERN ENERGY CO.(b)	418,247	510,850
16,300	TALOS ENERGY, INC.(b)	288,899	254,932
183,349	TECHNIPFMC PLC(c)	1,287,155	1,659,308
7,800	US SILICA HOLDINGS, INC.(b)	107,372	90,168
		12,921,781	16,992,846	3.11%
Financials:
4,626	ALLEGIANCE BANCSHARES, INC.	160,533	177,823
118,724	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	3,240,453	3,837,160
11,569	AMERIS BANCORP	613,028	585,738
1,700	AMERISAFE, INC.	106,093	101,473
17,153	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	282,277	273,590
46,620	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	2,058,845	2,416,315
3,448	ARMOUR RESIDENTIAL REIT, INC.	29,192	39,376
190,850	ASSOCIATED BANC-CORP	3,227,122	3,908,608
12,795	ASSURED GUARANTY LTD.(c)	575,337	607,507
85,286	AXIS CAPITAL HOLDINGS LTD.(c)	4,244,552	4,179,867
5,888	AXOS FINANCIAL, INC.(b)	276,095	273,144
1,500	B RILEY FINANCIAL, INC.	105,297	113,250
2,140	BANC OF CALIFORNIA, INC.	21,614	37,536
953	BANCFIRST CORP.	42,865	59,496
6,263	BANCORP (THE), INC.(b)	165,004	144,112
17,028	BANKUNITED, INC.	669,145	726,925
4,976	BANNER CORP.	240,267	269,749
10,100	BERKSHIRE HILLS BANCORP, INC.	163,915	276,841
8,764	BLUCORA, INC.(b)	159,641	151,705
19,380	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	295,226	285,855
7,079	BRIGHTSPHERE INVESTMENT GROUP, INC.	129,382	165,861
10,997	BROOKLINE BANCORP, INC.	150,063	164,405
20,819	CADENCE BANCORP	434,141	434,701
22,759	CAPITOL FEDERAL FINANCIAL, INC.	275,216	268,101
See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
3,803	CAPSTEAD MORTGAGE CORP.	$ 20,118	23,350
59,772	CARLYLE GROUP (THE), INC.	1,712,585	2,778,203
10,300	CENTRAL PACIFIC FINANCIAL CORP.	274,491	268,418
1,400	CITY HOLDING CO.	109,800	105,336
183,228	CNO FINANCIAL GROUP, INC.	3,293,087	4,327,845
9,521	COLUMBIA BANKING SYSTEM, INC.	331,019	367,130
23,672	COMMERCE BANCSHARES, INC.	1,162,429	1,764,984
7,316	COMMUNITY BANK SYSTEM, INC.	510,964	553,455
3,043	CUSTOMERS BANCORP, INC.(b)	131,265	118,647
16,966	CVB FINANCIAL CORP.	354,919	349,330
5,085	DIME COMMUNITY BANCSHARES, INC.	157,278	170,958
4,918	EAGLE BANCORP, INC.	233,210	275,801
4,487	EHEALTH, INC.(b)	291,742	262,041
6,500	EMPLOYERS HOLDINGS, INC.	270,726	278,200
3,291	ENCORE CAPITAL GROUP, INC.(b)	137,067	155,960
7,800	ENOVA INTERNATIONAL, INC.(b)	265,910	266,838
55,880	ESSENT GROUP LTD.	1,802,274	2,511,806
7,020	FB FINANCIAL CORP.	261,110	261,986
6,800	FIRST BANCORP	292,547	278,188
29,015	FIRST BANCORP	359,764	345,859
9,800	FIRST COMMONWEALTH FINANCIAL CORP.	148,627	137,886
11,112	FIRST FINANCIAL BANCORP	280,624	262,577
18,008	FIRST HAWAIIAN, INC.	504,507	510,347
210,750	FIRST MIDWEST BANCORP, INC.	3,530,878	4,179,173
57,010	FIRSTCASH, INC.	3,843,082	4,357,844
6,199	FLAGSTAR BANCORP, INC.	241,106	262,032
70,893	GENWORTH FINANCIAL, INC., CLASS A(b)	294,998	276,483
56,400	GLACIER BANCORP, INC.	2,341,032	3,106,512
8,499	GREAT WESTERN BANCORP, INC.	287,546	278,682
7,489	GREEN DOT CORP., CLASS A(b)	366,289	350,860
2,221	HANMI FINANCIAL CORP.	20,334	42,332
375	HCI GROUP, INC.	16,590	37,286
3,600	HERITAGE FINANCIAL CORP.	103,091	90,072
8,714	HILLTOP HOLDINGS, INC.	319,716	317,190
2,945	HOMESTREET, INC.	132,692	119,979
190,923	HOPE BANCORP, INC.	2,024,157	2,707,288
3,351	HORACE MANN EDUCATORS CORP.	126,647	125,394
197,889	HUNTINGTON BANCSHARES, INC.	2,012,269	2,823,880
3,499	INDEPENDENT BANK CORP.	270,982	264,175
3,676	INDEPENDENT BANK GROUP, INC.	216,549	271,950
62,369	INVESCO MORTGAGE CAPITAL, INC.	249,173	243,239
49,811	INVESTCORP CREDIT MANAGEMENT BDC, INC.	263,519	274,957
29,936	INVESTORS BANCORP, INC.	445,026	426,887
4,389	JAMES RIVER GROUP HOLDINGS LTD.(c)	171,614	164,675
1,468	KKR REAL ESTATE FINANCE TRUST, INC.	22,900	31,753
7,609	LAKELAND BANCORP, INC.	78,421	133,005
178,484	LENDINGCLUB CORP.(b)	2,897,131	3,235,915
5,261	META FINANCIAL GROUP, INC.	264,060	266,364
3,329	MR COOPER GROUP, INC.(b)	72,942	110,057
3,328	NATIONAL BANK HOLDINGS CORP., CLASS A	123,416	125,599
6,189	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,732,789	1,388,750
7,804	NBT BANCORP, INC.	295,140	280,710
60,758	NEW YORK MORTGAGE TRUST, INC.	281,994	271,588
10,956	NMI HOLDINGS, INC., CLASS A(b)	238,021	246,291
9,561	NORTHFIELD BANCORP, INC.	159,339	156,800
9,241	NORTHWEST BANCSHARES, INC.	97,101	126,047
6,326	OFG BANCORP	154,340	139,931
15,137	OLD NATIONAL BANCORP	229,990	266,563
12,909	PACIFIC PREMIER BANCORP, INC.	575,388	545,922
3,513	PALOMAR HOLDINGS, INC.(b)	279,260	265,091
2,139	PARK NATIONAL CORP.	233,601	251,161
13,853	PENNYMAC MORTGAGE INVESTMENT TRUST	276,046	291,744
2,144	PIPER SANDLER COS.	245,213	277,777
7,035	PRA GROUP, INC.(b)	273,256	270,636
413	PREFERRED BANK	20,848	26,131
4,000	PROASSURANCE CORP.	101,825	91,000
11,430	PROVIDENT FINANCIAL SERVICES, INC.	277,237	261,633
See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
11,200	READY CAPITAL CORP.	$ 176,653	177,744
23,300	REDWOOD TRUST, INC.	270,904	281,231
6,930	RENAISSANCERE HOLDINGS LTD.(c)	995,697	1,031,323
6,555	RENASANT CORP.	228,861	262,200
3,100	S&T BANCORP, INC.	102,568	97,030
1,597	SAFETY INSURANCE GROUP, INC.	132,277	125,013
7,792	SEACOAST BANKING CORP. OF FLORIDA	224,654	266,097
33,200	SELECTIVE INSURANCE GROUP, INC.	2,097,443	2,694,180
7,565	SERVISFIRST BANCSHARES, INC.	466,735	514,269
20,079	SIMMONS FIRST NATIONAL CORP., CLASS A	615,815	589,118
26,500	SIRIUSPOINT LTD.(b)(c)	272,338	266,855
6,605	SOUTHSIDE BANCSHARES, INC.	260,953	252,509
4,702	STEWART INFORMATION SERVICES CORP.	271,978	266,556
2,857	STONEX GROUP, INC.(b)	178,058	173,334
3,551	TRIUMPH BANCORP, INC.(b)	292,563	263,662
4,309	TRUPANION, INC.(b)	396,962	495,966
7,700	TRUSTCO BANK CORP. NY	266,601	264,726
36,600	TWO HARBORS INVESTMENT CORP.	296,282	276,696
330,405	UMPQUA HOLDINGS CORP.	4,859,238	6,095,972
5,730	UNITED BANCORP, INC.	65,799	84,002
8,363	UNITED COMMUNITY BANKS, INC.	205,433	267,700
5,832	UNIVERSAL INSURANCE HOLDINGS, INC.	90,547	80,948
99,255	UNIVEST FINANCIAL CORP.	2,214,764	2,617,354
7,651	VERITEX HOLDINGS, INC.	283,414	270,922
957	VIRTUS INVESTMENT PARTNERS, INC.	206,594	265,826
3,819	WALKER & DUNLOP, INC.	389,296	398,627
74,273	WEBSTER FINANCIAL CORP.	2,936,136	3,961,722
4,582	WESTAMERICA BANCORP	270,799	265,893
21,989	WISDOMTREE INVESTMENTS, INC.	146,049	136,332
852	WORLD ACCEPTANCE CORP.(b)	133,091	136,524
106,151	WSFS FINANCIAL CORP.	4,724,818	4,945,575
		80,852,234	93,481,547	17.08%
Health Care:
109,820	1LIFE HEALTHCARE, INC.(b)	5,079,537	3,630,649
9,494	ABIOMED, INC.(b)	2,646,194	2,963,172
809	ADDUS HOMECARE CORP.(b)	76,118	70,577
15,997	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	270,142	296,104
6,271	AMN HEALTHCARE SERVICES, INC.(b)	561,958	608,162
6,761	AMPHASTAR PHARMACEUTICALS, INC.(b)	131,405	136,302
5,497	ANGIODYNAMICS, INC.(b)	137,677	149,134
758	ANIKA THERAPEUTICS, INC.(b)	27,364	32,814
7,124	AVANOS MEDICAL, INC.(b)	284,481	259,100
17,077	BIO-TECHNE CORP.	4,813,291	7,689,090
4,000	CARA THERAPEUTICS, INC.(b)	56,305	57,080
7,054	CARDIOVASCULAR SYSTEMS, INC.(b)	277,115	300,853
3,255	COHERUS BIOSCIENCES, INC.(b)	58,253	45,017
7,895	COLLEGIUM PHARMACEUTICAL, INC.(b)	182,155	186,638
18,142	COMMUNITY HEALTH SYSTEMS, INC.(b)	286,119	280,112
760	COMPUTER PROGRAMS AND SYSTEMS, INC.	17,092	25,255
3,891	CONMED CORP.	512,204	534,740
12,890	CORCEPT THERAPEUTICS, INC.(b)	265,184	283,580
1,306	CORVEL CORP.(b)	147,590	175,396
13,826	COVETRUS, INC.(b)	345,915	373,302
2,680	CROSS COUNTRY HEALTHCARE, INC.(b)	19,502	44,247
4,564	CRYOLIFE, INC.(b)	131,517	129,618
1,298	CUTERA, INC.(b)	19,385	63,641
12,711	CYTOKINETICS, INC.(b)	260,840	251,551
620	EAGLE PHARMACEUTICALS, INC.(b)	28,743	26,536
5,972	ENANTA PHARMACEUTICALS, INC.(b)	273,936	262,828
51,900	ENDO INTERNATIONAL PLC(b)(c)	282,319	242,892
6,891	ENSIGN GROUP (THE), INC.	533,020	597,243
3,600	FULGENT GENETICS, INC.(b)	284,584	332,028
6,165	GLAUKOS CORP.(b)	518,153	522,977
11,056	HANGER, INC.(b)	260,305	279,496
74,297	HEALTHEQUITY, INC.(b)	4,080,745	5,979,423
6,003	HEALTHSTREAM, INC.(b)	155,957	167,724
1,274	HESKA CORP.(b)	235,118	292,676
See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
30,300	HILL-ROM HOLDINGS, INC.	$ 2,747,703	3,441,777
4,307	INOGEN, INC.(b)	270,775	280,687
4,394	INTEGER HOLDINGS CORP.(b)	384,345	413,915
50,650	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,934,093	3,456,356
2,704	INVACARE CORP.(b)	19,534	21,821
1,779	JOINT (THE) CORP.	126,928	149,294
3,112	LANNETT CO., INC.(b)	17,883	14,533
11,580	LANTHEUS HOLDINGS, INC.(b)	291,037	320,071
4,753	LEMAITRE VASCULAR, INC.	270,435	290,028
7,580	LUMINEX CORP.	270,042	278,944
3,006	MAGELLAN HEALTH, INC.(b)	241,202	283,165
11,880	MEDNAX, INC.(b)	345,421	358,182
2,275	MERIDIAN BIOSCIENCE, INC.(b)	34,164	50,459
6,408	MERIT MEDICAL SYSTEMS, INC.(b)	373,407	414,341
315	MESA LABORATORIES, INC.	73,341	85,419
1,681	MODIVCARE, INC.(b)	247,914	285,888
10,091	MYRIAD GENETICS, INC.(b)	238,624	308,583
4,918	NATUS MEDICAL, INC.(b)	134,537	127,770
15,549	NEOGENOMICS, INC.(b)	659,019	702,348
28,588	NEVRO CORP.(b)	4,540,803	4,739,604
5,500	NEXTGEN HEALTHCARE, INC.(b)	103,268	91,245
5,757	OMNICELL, INC.(b)	834,874	871,898
6,625	ORTHOFIX MEDICAL, INC.(b)	262,931	265,729
10,361	OWENS & MINOR, INC.	429,347	438,581
305,262	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	5,727,187	10,675,012
5,119	PACIRA BIOSCIENCES, INC.(b)	293,551	310,621
1,490	PENNANT GROUP (THE), INC.(b)	57,269	60,941
71,713	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,765,216	2,071,071
5,356	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	260,020	279,048
5,378	R1 RCM, INC.(b)	100,768	119,607
8,451	RADNET, INC.(b)	246,867	284,714
4,398	REGENXBIO, INC.(b)	168,470	170,862
14,412	SELECT MEDICAL HOLDINGS CORP.	570,173	609,051
511	SIMULATIONS PLUS, INC.	31,714	28,059
31,273	SPECTRUM PHARMACEUTICALS, INC.(b)	132,759	117,274
8,738	SUPERNUS PHARMACEUTICALS, INC.(b)	259,272	269,043
623	SURMODICS, INC.(b)	26,247	33,798
37,300	SYNEOS HEALTH, INC.(b)	1,798,691	3,337,977
1,888	TABULA RASA HEALTHCARE, INC.(b)	102,589	94,400
1,700	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	98,189	88,400
75,998	TANDEM DIABETES CARE, INC.(b)	7,787,356	7,402,205
2,165	TIVITY HEALTH, INC.(b)	27,633	56,961
117,120	TRIPLE-S MANAGEMENT CORP.(b)	2,683,452	2,608,262
26,821	TWIST BIOSCIENCE CORP.(b)	3,347,397	3,573,898
2,251	US PHYSICAL THERAPY, INC.	239,952	260,823
6,100	VANDA PHARMACEUTICALS, INC.(b)	101,845	131,211
154,914	VAREX IMAGING CORP.(b)	3,924,032	4,154,793
7,677	VERICEL CORP.(b)	465,153	403,042
7,584	XENCOR, INC.(b)	277,290	261,572
		69,604,942	82,383,240	15.06%
Industrials:
7,087	AAON, INC.	425,572	443,575
6,800	AAR CORP.(b)	185,283	263,500
8,984	ABM INDUSTRIES, INC.	435,282	398,440
8,500	ACUITY BRANDS, INC.	1,022,673	1,589,755
10,357	AEROJET ROCKETDYNE HOLDINGS, INC.	472,084	500,140
3,000	AEROVIRONMENT, INC.(b)	295,360	300,450
59,820	AIR LEASE CORP.	1,976,792	2,496,887
555	ALAMO GROUP, INC.	55,130	84,737
4,124	ALBANY INTERNATIONAL CORP., CLASS A	338,386	368,108
2,294	ALLEGIANT TRAVEL CO.(b)	416,783	445,036
56,661	AMERICAN WOODMARK CORP.(b)	4,761,130	4,628,637
3,438	APOGEE ENTERPRISES, INC.	135,651	140,030
5,666	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	439,505	515,946
4,795	ARCBEST CORP.	289,087	279,021
6,464	ARCOSA, INC.	362,083	379,695
13,310	ARMSTRONG WORLD INDUSTRIES, INC.	1,146,385	1,427,631
See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
4,592	ASTEC INDUSTRIES, INC.	$ 260,907	289,021
3,875	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	233,956	263,926
5,369	AZZ, INC.	186,789	278,007
6,227	BARNES GROUP, INC.	326,456	319,134
5,235	BOISE CASCADE CO.	258,108	305,462
5,267	BRADY CORP., CLASS A	288,699	295,163
96,310	BRIGHTVIEW HOLDINGS, INC.(b)	1,453,253	1,552,517
46,856	BWX TECHNOLOGIES, INC.	2,612,184	2,723,271
4,890	CHART INDUSTRIES, INC.(b)	615,067	715,505
1,067	CIRCOR INTERNATIONAL, INC.(b)	25,949	34,784
93,100	COLFAX CORP.(b)	2,639,381	4,264,911
5,086	COMFORT SYSTEMS U.S.A, INC.	366,726	400,726
14,245	CORECIVIC, INC.(b)	142,575	149,145
6,038	DELUXE CORP.	248,013	288,435
1,443	DXP ENTERPRISES, INC.(b)	28,742	48,052
3,872	ECHO GLOBAL LOGISTICS, INC.(b)	133,686	119,025
3,910	ENCORE WIRE CORP.	308,718	296,339
198,870	ENERPAC TOOL GROUP CORP.	4,507,691	5,293,920
2,940	ENPRO INDUSTRIES, INC.	272,027	285,621
3,134	ESCO TECHNOLOGIES, INC.	270,771	294,001
6,943	EXPONENT, INC.	608,950	619,385
6,982	FEDERAL SIGNAL CORP.	273,036	280,886
560	FORRESTER RESEARCH, INC.(b)	17,882	25,648
4,386	FORWARD AIR CORP.	397,238	393,644
6,099	FRANKLIN ELECTRIC CO., INC.	422,136	491,701
79,520	GATES INDUSTRIAL CORP. PLC(b)	1,136,485	1,436,926
3,765	GIBRALTAR INDUSTRIES, INC.(b)	269,078	287,307
6,646	GMS, INC.(b)	265,923	319,939
21,940	GORMAN-RUPP (THE) CO.	660,955	755,614
47,699	GRACO, INC.	2,999,779	3,610,814
7,163	GRANITE CONSTRUCTION, INC.	255,186	297,479
5,992	GREENBRIER (THE) COS., INC.	280,132	261,131
3,800	GRIFFON CORP.	104,448	97,394
12,708	HARSCO CORP.(b)	249,268	259,497
5,076	HAWAIIAN HOLDINGS, INC.(b)	107,106	123,702
5,600	HEARTLAND EXPRESS, INC.	105,537	95,928
3,503	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	160,320	156,059
20,600	HEXCEL CORP.(b)	1,205,331	1,285,440
11,380	HILLENBRAND, INC.	502,521	501,630
6,236	HNI CORP.	271,569	274,197
4,559	HUB GROUP, INC., CLASS A(b)	273,675	300,803
74,610	IAA, INC.(b)	3,715,652	4,069,229
2,477	INTERFACE, INC.	26,026	37,898
144,955	JELD-WEN HOLDING, INC.(b)	3,016,121	3,806,518
4,302	JOHN BEAN TECHNOLOGIES CORP.	596,680	613,551
2,916	KAMAN CORP.	156,999	146,966
977	KELLY SERVICES, INC., CLASS A(b)	18,133	23,419
7,187	KORN FERRY	481,869	521,417
1,700	LINDSAY CORP.	233,406	280,976
151,390	LYFT, INC., CLASS A(b)	5,516,573	9,156,067
3,019	MANTECH INTERNATIONAL CORP., CLASS A	266,174	261,264
20,766	MASTEC, INC.(b)	1,155,469	2,203,273
5,886	MATSON, INC.	368,011	376,704
5,022	MATTHEWS INTERNATIONAL CORP., CLASS A	201,777	180,591
11,118	MERITOR, INC.(b)	253,519	260,384
31,292	MOOG, INC., CLASS A	1,990,313	2,630,406
121,799	MRC GLOBAL, INC.(b)	1,102,011	1,144,911
6,122	MUELLER INDUSTRIES, INC.	278,853	265,144
1,782	MYR GROUP, INC.(b)	161,641	162,020
351	NATIONAL PRESTO INDUSTRIES, INC.	30,447	35,679
10,300	NOW, INC.(b)	104,911	97,747
139,999	PGT INNOVATIONS, INC.(b)	2,075,149	3,252,177
31,891	PITNEY BOWES, INC.	234,353	279,684
615	POWELL INDUSTRIES, INC.	16,562	19,034
3,788	PROTO LABS, INC.(b)	364,790	347,738
6,098	QUANEX BUILDING PRODUCTS CORP.	159,132	151,474
6,489	RAVEN INDUSTRIES, INC.	271,714	375,389
See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
19,831	RESIDEO TECHNOLOGIES, INC.(b)	$ 504,082	594,930
1,915	RESOURCES CONNECTION, INC.	22,152	27,499
179,411	REV GROUP, INC.	2,063,809	2,814,959
55,300	RUSH ENTERPRISES, INC., CLASS A	1,677,611	2,391,172
46,290	RYDER SYSTEM, INC.	2,381,779	3,440,736
3,492	SAIA, INC.(b)	639,939	731,539
5,909	SKYWEST, INC.(b)	264,974	254,501
5,956	SPX CORP.(b)	367,295	363,793
5,589	SPX FLOW, INC.	284,309	364,626
3,163	STANDEX INTERNATIONAL CORP.	267,845	300,200
371,456	STEELCASE, INC., CLASS A	4,808,240	5,612,700
3,086	TEAM, INC.(b)	19,078	20,676
3,587	TENNANT CO.	282,214	286,422
93,747	TEREX CORP.	3,133,785	4,464,232
88,121	TRIMAS CORP.(b)	2,420,110	2,672,710
13,722	TRIUMPH GROUP, INC.(b)	258,836	284,732
94,128	TRUEBLUE, INC.(b)	1,791,383	2,645,938
8,109	UFP INDUSTRIES, INC.	610,096	602,823
2,274	UNIFIRST CORP.	466,752	533,571
6,066	US ECOLOGY, INC.(b)	240,201	227,596
2,020	VERITIV CORP.(b)	134,284	124,068
2,695	VIAD CORP.(b)	134,445	134,346
2,988	VICOR CORP.(b)	261,017	315,951
9,866	WABASH NATIONAL CORP.	157,713	157,856
3,744	WATTS WATER TECHNOLOGIES, INC., CLASS A	504,830	546,287
25,460	WOODWARD, INC.	2,325,824	3,128,525
		87,322,327	108,095,725	19.75%
Information Technology:
17,194	3D SYSTEMS CORP.(b)	550,103	687,244
15,234	8X8, INC.(b)	431,503	422,896
7,505	ADTRAN, INC.	127,208	154,978
5,099	ADVANCED ENERGY INDUSTRIES, INC.	485,589	574,708
2,000	AGILYSYS, INC.(b)	102,655	113,740
6,215	ALARM.COM HOLDINGS, INC.(b)	479,041	526,410
58,287	ANAPLAN, INC.(b)	3,445,319	3,106,697
84,272	AVNET, INC.	2,883,820	3,377,622
7,100	AXCELIS TECHNOLOGIES, INC.(b)	286,711	286,982
3,906	BADGER METER, INC.	341,366	383,257
1,679	BEL FUSE, INC., CLASS B	17,796	24,178
95,737	BELDEN, INC.	3,730,774	4,841,420
2,504	BENCHMARK ELECTRONICS, INC.	50,443	71,264
26,487	BILL.COM HOLDINGS, INC.(b)	2,903,087	4,851,889
237	BM TECHNOLOGIES, INC.(b)	2,972	2,948
7,630	BOTTOMLINE TECHNOLOGIES DE, INC.(b)	310,611	282,920
464,833	CELESTICA, INC.(b)(c)	3,745,044	3,648,939
3,035	CEVA, INC.(b)	125,119	143,556
7,831	COHU, INC.(b)	284,359	288,102
6,266	CSG SYSTEMS INTERNATIONAL, INC.	281,089	295,630
3,800	CTS CORP.	116,389	141,208
8,231	DAKTRONICS, INC.(b)	33,876	54,242
20,658	DIEBOLD NIXDORF, INC.(b)	239,317	265,249
1,486	DIGI INTERNATIONAL, INC.(b)	22,009	29,883
5,184	DIODES, INC.(b)	401,896	413,528
58,523	DOLBY LABORATORIES, INC., CLASS A	5,180,923	5,752,226
21,331	DSP GROUP, INC.(b)	273,381	315,699
51,432	ELASTIC N.V.(b)	5,952,389	7,496,728
3,120	EPLUS, INC.(b)	259,523	270,473
6,431	EVERTEC, INC.	251,372	280,713
5,600	EXLSERVICE HOLDINGS, INC.(b)	552,774	595,056
24,637	EXTREME NETWORKS, INC.(b)	271,148	274,949
4,290	FABRINET(b)(c)	365,278	411,282
2,107	FARO TECHNOLOGIES, INC.(b)	140,104	163,861
10,352	FORMFACTOR, INC.(b)	298,251	377,434
62,363	FRANKLIN WIRELESS CORP.(b)	107,247	571,869
114,670	FREQUENCY ELECTRONICS, INC.(b)	1,030,568	1,123,766
61,270	HARMONIC, INC.(b)	433,093	522,020
5,100	ICHOR HOLDINGS LTD.(b)	267,197	274,380
See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
4,907	INSIGHT ENTERPRISES, INC.(b)	$ 494,214	490,749
3,533	INTERDIGITAL, INC.	268,713	258,015
5,956	ITRON, INC.(b)	557,345	595,481
14,139	KNOWLES CORP.(b)	248,724	279,104
8,312	KULICKE & SOFFA INDUSTRIES, INC.(c)	463,177	508,694
8,670	LIVEPERSON, INC.(b)	479,819	548,291
9,433	MAXLINEAR, INC.(b)	331,388	400,808
5,687	METHODE ELECTRONICS, INC.	274,179	279,857
1,176	MICROSTRATEGY, INC., CLASS A(b)	640,374	781,452
4,800	MKS INSTRUMENTS, INC.	509,584	854,160
7,361	NETGEAR, INC.(b)	249,087	282,074
5,074	ONESPAN, INC.(b)	124,513	129,590
33,053	ONTO INNOVATION, INC.(b)	1,257,962	2,414,191
2,718	OSI SYSTEMS, INC.(b)	196,905	276,258
903	PDF SOLUTIONS, INC.(b)	17,553	16,417
3,595	PERFICIENT, INC.(b)	277,403	289,110
11,238	PHOTRONICS, INC.(b)	160,989	148,454
3,701	PLANTRONICS, INC.(b)	137,368	154,443
31,580	PLEXUS CORP.(b)	2,352,712	2,886,728
8,544	POWER INTEGRATIONS, INC.	629,993	701,121
5,921	PROGRESS SOFTWARE CORP.	259,131	273,846
13,855	RAMBUS, INC.(b)	262,845	328,502
2,415	ROGERS CORP.(b)	439,134	484,932
79,791	SAILPOINT TECHNOLOGIES HOLDINGS, INC.(b)	3,205,291	4,074,926
6,913	SANMINA CORP.(b)	278,974	269,330
88,673	SCANSOURCE, INC.(b)	3,163,692	2,494,371
3,866	SPS COMMERCE, INC.(b)	342,789	386,020
79,521	SUPER MICRO COMPUTER, INC.(b)	2,332,038	2,797,549
3,897	SYKES ENTERPRISES, INC.(b)	146,685	209,269
4,194	TTEC HOLDINGS, INC.	416,647	432,359
5,905	TTM TECHNOLOGIES, INC.(b)	68,078	84,442
5,714	ULTRA CLEAN HOLDINGS, INC.(b)	282,357	306,956
10,550	UNISYS CORP.(b)	157,377	267,021
79,609	VARONIS SYSTEMS, INC.(b)	3,315,995	4,587,071
11,702	VEECO INSTRUMENTS, INC.(b)	282,094	281,316
25,208	VIAVI SOLUTIONS, INC.(b)	438,003	445,173
32,721	VONAGE HOLDINGS CORP.(b)	448,104	471,510
22,653	WIX.COM LTD.(b)(c)	5,900,412	6,575,713
13,030	XPERI HOLDING CORP.	228,835	289,787
		68,421,827	80,775,036	14.76%
Materials:
5,372	ADVANSIX, INC.(b)	157,700	160,408
17,698	ALLEGHENY TECHNOLOGIES, INC.(b)	404,216	369,003
10,959	AMERICAN VANGUARD CORP.	183,571	191,892
13,509	ARCONIC CORP.(b)	441,374	481,191
6,352	BALCHEM CORP.	825,337	833,763
6,492	CARPENTER TECHNOLOGY CORP.	279,730	261,108
2,446	CENTURY ALUMINUM CO.(b)	17,115	31,529
612	CLEARWATER PAPER CORP.(b)	20,484	17,730
7,298	CLEVELAND-CLIFFS, INC.(b)	112,144	157,345
7,340	DOMTAR CORP.(b)	355,792	403,406
13,146	FERRO CORP.(b)	283,247	283,559
1,570	FUTUREFUEL CORP.	18,184	15,072
9,478	GCP APPLIED TECHNOLOGIES, INC.(b)	232,070	220,458
13,002	GLATFELTER CORP.	180,625	181,638
45,526	H.B. FULLER CO.	2,514,876	2,895,909
1,166	HAWKINS, INC.	25,673	38,186
2,962	INNOSPEC, INC.	285,621	268,387
2,320	KAISER ALUMINUM CORP.	290,355	286,497
1,120	KOPPERS HOLDINGS, INC.(b)	19,868	36,232
1,882	KRATON CORP.(b)	32,648	60,770
19,594	LIVENT CORP.(b)	382,621	379,340
3,600	MATERION CORP.	269,565	271,260
19,368	MYERS INDUSTRIES, INC.	407,598	406,728
2,502	NEENAH, INC.	132,223	125,525
21,814	O-I GLASS, INC.(b)	365,347	356,223
91,437	OLIN CORP.	1,478,866	4,229,876
See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
149,039	ORION ENGINEERED CARBONS S.A.(b)(c)	$ 2,025,655	2,830,251
1,699	QUAKER CHEMICAL CORP.	366,383	402,986
15,350	RELIANCE STEEL & ALUMINUM CO.	1,432,641	2,316,315
78,214	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,963,726	3,158,281
2,698	STEPAN CO.	305,359	324,488
1,877	TREDEGAR CORP.	28,938	25,846
5,308	TRINSEO S.A.	322,663	317,631
846	US CONCRETE, INC.(b)	19,856	62,435
2,731	WARRIOR MET COAL, INC.	40,792	46,973
		17,222,863	22,448,241	4.10%
Real Estate:
12,900	ACADIA REALTY TRUST	227,627	283,284
8,604	AGREE REALTY CORP.	608,938	606,496
14,298	ALEXANDER & BALDWIN, INC.	278,338	261,939
7,378	AMERICAN ASSETS TRUST, INC.	270,992	275,126
20,415	ARMADA HOFFLER PROPERTIES, INC.	272,319	271,315
19,213	BRANDYWINE REALTY TRUST	238,245	263,410
12,757	CARETRUST REIT, INC.	274,345	296,345
3,700	CENTERSPACE	289,281	291,930
10,277	CHATHAM LODGING TRUST(b)	143,626	132,265
126	CTO REALTY GROWTH, INC.	6,828	6,714
231,783	DIAMONDROCK HOSPITALITY CO.(b)	1,761,079	2,248,295
68,140	DIVERSIFIED HEALTHCARE TRUST	273,807	284,825
13,035	EASTERLY GOVERNMENT PROPERTIES, INC.	282,227	274,778
15,934	ESSENTIAL PROPERTIES REALTY TRUST, INC.	417,886	430,855
10,160	FOUR CORNERS PROPERTY TRUST, INC.	288,449	280,518
51,900	FRANKLIN STREET PROPERTIES CORP.	274,153	272,994
4,241	GEO GROUP (THE), INC.	37,601	30,196
1,826	GETTY REALTY CORP.	52,146	56,880
8,045	GLOBAL NET LEASE, INC.	156,173	148,833
3,298	HERSHA HOSPITALITY TRUST(b)	18,358	35,486
30,213	INDEPENDENCE REALTY TRUST, INC.	508,914	550,783
10,781	INDUSTRIAL LOGISTICS PROPERTIES TRUST	264,847	281,815
3,311	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	458,949	632,467
8,750	ISTAR, INC.	117,320	181,387
12,293	KITE REALTY GROUP TRUST	216,566	270,569
39,003	LEXINGTON REALTY TRUST	485,595	466,086
2,400	LTC PROPERTIES, INC.	101,417	92,136
15,834	MACK-CALI REALTY CORP.	251,362	271,553
891	MARCUS & MILLICHAP, INC.(b)	25,083	34,633
2,400	NATIONAL STORAGE AFFILIATES TRUST	107,266	121,344
9,100	OFFICE PROPERTIES INCOME TRUST	260,848	266,721
968	RE/MAX HOLDINGS, INC., CLASS A	30,056	32,263
16,058	REALOGY HOLDINGS CORP.(b)	238,724	292,577
15,639	RETAIL OPPORTUNITY INVESTMENTS CORP.	238,313	276,185
28,440	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	295,951	325,638
9,841	RPT REALTY	136,450	127,736
716	SAFEHOLD, INC.	40,289	56,206
690	SAUL CENTERS, INC.	20,472	31,361
20,172	SERVICE PROPERTIES TRUST	286,656	254,167
29,019	SITE CENTERS CORP.	377,451	437,026
3,485	ST. JOE (THE) CO.	158,754	155,466
13,079	SUMMIT HOTEL PROPERTIES, INC.(b)	118,339	122,027
37,424	UNITI GROUP, INC.	391,245	396,320
321	UNIVERSAL HEALTH REALTY INCOME TRUST	20,634	19,758
7,023	URSTADT BIDDLE PROPERTIES, INC., CLASS A	136,743	136,106
11,186	WASHINGTON REAL ESTATE INVESTMENT TRUST	257,812	257,278
32,519	WHITESTONE REIT	262,670	268,282
15,710	XENIA HOTELS & RESORTS, INC.(b)	307,589	294,248
		12,288,733	13,404,622	2.45%
Utilities:
3,607	AMERICAN STATES WATER CO.	286,265	286,973
9,242	AVISTA CORP.	415,431	394,356
6,711	CALIFORNIA WATER SERVICE GROUP	367,840	372,729
2,438	CHESAPEAKE UTILITIES CORP.	265,239	293,365
2,908	NORTHWEST NATURAL HOLDING CO.	142,166	152,728
8,644	PURE CYCLE CORP.(b)	77,254	119,460
See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
13,914	SOUTH JERSEY INDUSTRIES, INC.	$ 361,100	360,790
4,900	UNITIL CORP.	265,456	259,553
		2,180,751	2,239,954	0.41%
	Sub-total Common Stocks:	447,936,732	538,830,386	98.47%
Convertible Preferred Stocks:
Real Estate:
7,930	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(b)(d)	78,860	142,264
14,904	WHEELER REAL ESTATE INVESTMENT TRUST, INC.(b)	147,635	223,560
		226,495	365,824	0.07%
	Sub-total Convertible Preferred Stocks:	226,495	365,824	0.07%
Master Limited Partnerships:
Industrials:
10,519	STEEL PARTNERS HOLDINGS L.P.(b)	64,050	306,313
		64,050	306,313	0.05%
	Sub-total Master Limited Partnerships:	64,050	306,313	0.05%
Rights:
Communication Services:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(e)	199	-
		199	-	0.00%
	Sub-total Warrants:	199	-	0.00%
Short-Term Investments:
9,774,116	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(f)	9,774,116	9,774,116
	Sub-total Short-Term Investments:	9,774,116	9,774,116	1.79%
	Grand total	$ 458,001,592	549,276,639	100.38%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2021, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 7.12% of net assets.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,222,989 with net sales of $6,448,873 during the six months ended June 30, 2021.
See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2021 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
171,624	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$ 1,699,110	2,335,803
44,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			601,735	692,742
7,902	BLACKROCK MUNICIPAL INCOME TRUST II			98,055	124,457
114,491	BLACKROCK MUNIHOLDINGS FUND INC			1,778,275	1,921,159
97,827	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,105,342	1,444,905
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	747,066
83,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,060,121	1,176,518
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,434,133
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	814,792
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,479,371
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,759,309
12,559	BLACKROCK MUNIYIELD QUALITY FUND INC			176,260	210,363
46,128	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			328,494	379,633
177,634	DWS MUNICIPAL INCOME TRUST			2,001,406	2,172,464
176,750	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,953,225	2,158,118
149,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,829,532	2,031,908
101,614	INVESCO MUNICIPAL TRUST			1,260,658	1,394,144
32,803	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			437,919	438,904
175,986	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,142,479	2,375,811
60,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			767,136	843,625
76,437	INVESCO VALUE MUNICIPAL INCOME TRUST			1,148,019	1,260,446
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,220,326	1,490,131
345,957	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,713,175	5,431,525
41,980	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			644,981	654,468
74,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,045,803	1,121,417
316,457	NUVEEN QUALITY MUNICIPAL INCOME FUND			4,618,075	5,066,477
7,436	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			98,540	105,145
	Sub-total Closed-End Funds:			37,056,138	42,064,834	6.12%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	546,625
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,004,803	1,016,392
				1,504,803	1,563,017	0.23%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	14,438
				350,000	14,438	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,238,293	1,464,933
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,596	1,499,730
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2051	6.00	400,000	441,090
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(b)	7/15/2038	5.75	517,626	587,826
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	721,407	757,845
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	556,382	557,146
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	833,368	887,056
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	912,919	1,047,634
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	518,407	566,366
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	987,066	1,129,617
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	9/1/2045	5.00	1,042,524	1,135,143
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,505,534	2,609,657
700,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	700,000	738,133
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	8,071	10,151
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2035	5.38	1,435,621	1,505,425
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2037	4.75	737,634	763,078
See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
690,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	$ 690,000	713,905
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	499,236	500,442
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	502,285	555,344
				16,043,969	17,470,521	2.54%
Arkansas
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	527,081	536,693
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	973,715	1,047,426
				1,500,796	1,584,119	0.23%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	1,928,416	2,745,542
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,007,825	1,105,902
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	696,004	1,296,841
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	650,000	658,828
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2051	5.00	526,905	576,871
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2056	5.00	523,506	573,671
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	500,164	503,193
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,489,760	1,894,488
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	764,436	803,666
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(d)	8/1/2031	0.00	992,344	1,379,790
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(d)	8/1/2035	0.00	994,812	1,250,454
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,501	1,503,205
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,075	753,477
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	930,290	1,473,883
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(d)	8/1/2035	0.00	1,148,193	1,643,377
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	625,617	700,722
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,392,225	1,864,612
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,327,936	3,878,119
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,535	1,378,529
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,006,220	1,249,371
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,182	884,621
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(d)	8/1/2038	0.00	1,988,663	2,934,799
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	996,844	1,279,365
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(d)	8/1/2038	0.00	746,794	870,082
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,007,625	1,132,716
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,561,061	1,688,648
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	0.66	350,000	342,754
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	501,478
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,495,307	1,579,929
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,016,063	1,080,255
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	504,962
2,185,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,183,541	2,678,545
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,485,179	1,600,545
See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	$ 740,854	1,116,292
1,250,000	TUSTIN CA UNIF SCH DIST	8/1/2028	6.00	1,244,631	1,255,865
				37,914,508	46,685,397	6.79%
Colorado
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	537,495
500,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	534,754	536,572
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,015,933	1,105,741
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	750,000	819,644
1,000,000	BROADWAY STATION MET DIST #3 CO	12/1/2049	5.00	1,022,596	1,100,423
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,487	700,245
500,000	CLEAR CREEK TRANSIT MET DIST #2 CO	12/1/2050	5.00	521,429	549,638
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,377	1,004,058
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	9/1/2046	5.00	1,000,497	1,003,712
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,303,832	1,466,162
1,000,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2050	4.00	1,050,690	1,144,398
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	990,222	1,067,744
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	779,299	817,141
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(b)	12/1/2039	5.50	1,000,000	1,122,327
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	819,484
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,496,152
1,000,000	DIATC MET DIST CO(b)	12/1/2049	5.00	1,054,865	1,082,746
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,007,008
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,112,619
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	516,216	545,337
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	524,573	543,601
500,000	JOHNSTOWN VLG MET DIST #2 CO	12/1/2050	5.00	503,724	545,369
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	623,578
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	453,576
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(d)	12/1/2051	0.00	1,572,244	1,583,202
500,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2051	5.00	529,306	541,945
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	765,749	778,609
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,595	1,031,641
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	788,979	814,133
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	583,209
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
1,000,000	PAINTED PRAIRIE PUB IMPT AUTH CO	12/1/2039	5.00	1,032,146	1,102,229
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,467	518,665
650,000	PEAK MET DIST #1 CO(b)	12/1/2051	5.00	676,609	717,115
1,400,000	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,346,412	1,393,397
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	537,371	537,823
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	533,918
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,050,490	1,090,140
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,047,994	1,082,429
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,023,087	1,131,333
750,000	TRANSPORT MET DIST #3 CO	12/1/2051	5.00	754,724	839,079
700,000	VAUXMONT MET DIST CO	12/15/2050	3.25	700,000	748,524
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,073,597	1,146,799
				35,600,449	37,422,960	5.44%
See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	$ 500,000	511,708
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	513,403	556,580
535,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	535,000	584,526
500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	500,000	516,725
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,044,753	2,064,926
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,031,035
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	594,188	87,511
				9,687,344	9,353,011	1.36%
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	501,464
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,015,011
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,014,867
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	622,041	709,974
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,097,782	1,346,788
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,136,204
				5,219,823	5,724,308	0.83%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,046,966	1,085,933
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	581,564	582,513
390,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	390,000	420,601
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	988,793	1,105,258
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	571,073
180,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	180,000	203,964
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,453,225
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	564,354	564,826
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	519,576	517,697
900,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	979,213	979,953
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	474,423	474,815
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	400,053
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	12/1/2035	6.75	1,745,953	560,000
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	7/1/2037	6.75	750,000	228,750
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(b)	12/1/2043	5.25	512,932	593,258
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	713,549	790,634
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	518,947	524,873
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2026	7.25	750,000	510,000
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2044	8.13	1,913,765	1,190,000
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,007,226	1,100,179
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,024,542	1,044,637
See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
630,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	$ 630,000	676,935
615,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	615,000	671,144
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,292,698	1,484,390
1,000,000	FLORIDA ST DEPT OF EDU CMNTY CLG CAPITAL IMPT REVENUE	7/1/2030	4.38	1,000,000	1,002,463
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/15/2035	6.00	1,000,666	1,143,502
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	947,480	1,032,893
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,037,919	2,292,454
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE	6/1/2051	5.00	1,500,909	1,558,686
500,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	500,000	521,108
245,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	245,000	248,470
1,300,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	1,300,000	1,411,521
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	2.10	2,000,000	1,954,944
800,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	800,000	827,399
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	1,082,934
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,002	721,486
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,778	705,122
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	825,016
1,000,000	HOLLYWOOD BEACH FL CMNTY DEV DIST REVENUE	10/1/2045	4.00	1,100,488	1,156,506
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,371	811,957
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	595,865	614,536
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,589	514,447
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,700	396,443
235,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	234,749	247,481
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	745,244
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,166,974
1,200,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,200,000	1,321,452
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,124	840,308
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,959	848,186
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	789,214
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,163,959
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,676	610,223
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	1,060,166
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	668,690
425,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	419,011	468,366
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	1,436,153	1,526,333
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	470,903
270,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	270,000	282,379
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	505,554	536,661
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	45,000
See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	$ 743,923	784,852
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	522,360	552,989
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	135,611
245,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	245,000	270,791
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,173,860
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	557,867
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,404,440	1,525,849
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	507,840	576,189
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,023,781	1,100,208
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	770,023	847,793
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,051,969	1,089,204
210,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	210,000	221,708
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	533,843
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,277,766	1,381,864
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,022,969	1,067,554
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,872,399	3,238,198
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2055	5.00	512,477	544,346
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,296	531,582
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,699	527,782
1,000,000	PINELLAS CNTY FL HSG FIN AUTH SF HSG REVENUE	3/1/2052	3.00	1,090,388	1,088,358
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	547,354	602,152
700,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	693,890	775,085
560,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	558,193	606,991
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	2,008,582	2,082,734
880,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2031	3.88	880,000	902,790
730,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	719,938	744,860
155,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	152,325	172,079
600,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	633,965	635,512
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	85,523
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,134,281	1,246,738
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	556,938
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	52,044	44,561
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(d)	5/1/2040	0.00	182,059	180,409
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	90,917	87,711
1,490,000	TOLOMATO FL CDD	5/1/2040	3.75	1,435,267	1,662,820
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	798,594
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	389,313	407,301
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,758	582,968
See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	$ 1,500,000	1,657,973
1,105,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,098,881	1,200,491
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,004
80,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	79,414	80,898
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	651,790	717,611
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,450	1,047,609
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,600	804,083
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	154,411
				82,732,284	84,941,433	12.36%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	505,936	544,107
1,350,000	COBB CNTY GA DEV AUTH(b)	12/1/2039	5.00	1,414,628	1,414,135
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,587,984
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,015,224
905,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	905,000	972,459
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,642,522
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,001,480	1,023,373
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,938,806	1,994,499
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	936,945
605,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	605,000	662,267
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,858,478
				17,015,850	17,651,993	2.57%
Idaho
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	570,000	492,708
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	744,229	648,586
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,031,480	870,020
				2,345,709	2,011,314	0.29%
Illinois
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,189,012	1,290,877
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,536,961	1,728,864
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,258,403	1,381,261
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,021,721	1,151,223
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,038,491	1,110,323
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,562	1,069,376
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,053,248	1,091,559
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	770,124	863,170
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	15,925
500,000	DECATUR IL	3/1/2034	5.00	506,213	557,700
830,000	EVANSTON ILL EDL FAC REV(b)	4/1/2041	4.38	828,342	845,526
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,494,551	1,712,972
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	542,698
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,122,352
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	678,177	729,446
600,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	6.13	600,000	602,095
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,054	562,823
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	762,447	845,362
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,124	531,897
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,411,527	1,543,620
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,563,258	1,664,947
See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	$ 1,000,000	1,064,839
465,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	465,000	498,518
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,060,175	1,224,104
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,547,113	1,664,916
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	513,933	567,382
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,010,332	1,127,562
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,095,590	1,169,164
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	350,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	516,131	600,159
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	514,215	528,183
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	752,128
360,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	360,000	208,800
385,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	383,948	390,862
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,517	815,418
465,000	UPPER IL RIVER VLY DEV AUTH(b)	1/1/2045	5.00	491,507	495,535
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	372,301	425,156
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	325,236	372,719
				32,026,884	33,219,461	4.83%
Indiana
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,077,330
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	494,924	507,159
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	989,484	1,089,742
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,006,528	1,032,373
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	515,303	543,150
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	988,323	1,089,173
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,024,863	1,147,636
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,553,647
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	628,636
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,625	654,612
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,004,341	1,087,452
				9,730,661	10,410,910	1.51%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,597,208	1,727,330
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	517,222	562,219
				2,114,430	2,289,549	0.33%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,026,187	1,176,271
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	929,653	952,276
				1,955,840	2,128,547	0.31%
Kentucky
450,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	445,896	461,993
				445,896	461,993	0.07%
Louisiana
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,068,493	1,070,155
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,005,410	1,091,637
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	677,636	697,806
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,009,500	1,120,652
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	846,830
See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	$ 1,058,019	1,046,947
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	691,043
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	982,522
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	750,000	833,731
1,250,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,250,000	1,377,737
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	522,429	573,981
370,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	0.80	370,000	368,000
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	755,730	811,681
				10,667,217	11,512,722	1.67%
Maine
580,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	580,000	624,404
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,580,499
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	537,320
				2,580,000	2,742,223	0.40%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	501,354
1,250,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2041	1.95	1,250,000	1,225,053
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	1,222,493	1,447,287
1,050,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REVENUE	7/1/2052	2.10	1,050,000	1,035,323
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	504,318
555,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	555,000	562,044
				5,077,493	5,275,379	0.77%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	3,970,456
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	740,125	766,926
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,515,215	1,700,417
155,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	155,000	156,501
1,225,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	1,236,793	1,288,224
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	999,423
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,445,565	1,576,590
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,710,183	1,709,696
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	741,042
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	740,422
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,052,176
2,700,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,700,000	2,755,493
1,860,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,860,000	2,011,780
See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Massachusetts (Cont'd):
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2063	2.80	$ 500,000	507,615
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,567
				19,762,881	20,478,328	2.98%
Michigan
190,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	181,772	190,424
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	530,103	572,177
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,221	817,634
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	513,003	528,369
1,850,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2035	4.10	1,850,000	1,991,734
600,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2042	3.75	600,000	646,591
1,650,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2043	4.00	1,650,000	1,819,385
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,323,894	2,404,826
1,750,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2056	2.70	1,750,000	1,753,203
575,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2036	3.70	575,000	610,833
850,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	852,521	897,847
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	1,000,000	1,050,800
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,875,117	5,136,690
420,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	420,000	421,041
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	767,879	842,899
330,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	328,183	342,570
				18,963,693	20,027,023	2.91%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	929,885	691,055
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	1,049,720
2,500,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	2,370,630	2,568,461
				4,280,515	4,309,236	0.63%
Mississippi
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	1,130,780
				1,000,000	1,130,780	0.16%
Missouri
500,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	495,059	506,774
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)(c)(f)	11/15/2036	5.75	1,300,000	455,650
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,015,083	1,145,704
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	910,102	1,119,607
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,071,428	2,236,730
700,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	700,000	757,287
455,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	455,000	486,592
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	753,797	773,277
				7,700,469	7,481,621	1.09%
Montana
765,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	765,000	785,019
430,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	430,000	454,816
825,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	825,000	913,807
735,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	735,000	805,132
See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Montana (Cont'd):
650,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	$ 651,160	694,481
				3,406,160	3,653,255	0.53%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
595,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	595,000	614,127
				755,000	620,767	0.09%
Nevada
645,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	645,000	662,700
690,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	690,000	731,724
1,500,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,500,000	1,497,661
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2027	4.00	496,024	555,632
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,821	580,527
				3,836,845	4,028,244	0.59%
New Hampshire
1,350,000	NATIONAL FIN AUTH NH SENIOR LIVING REVENUE	1/1/2041	4.00	1,471,295	1,511,350
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,002,635
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,629,579
65,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	65,000	65,236
				4,036,295	4,208,800	0.61%
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	774,454	931,654
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	530,533	606,397
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	788,615	863,123
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,493,252	2,705,726
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,398	1,057,889
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,036,514
3,070,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,070,000	3,388,567
925,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	927,165	1,006,766
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	525,264	582,341
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	505,860	582,327
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	704,031	831,960
				12,307,572	13,593,264	1.98%
New Mexico
525,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	525,000	530,540
680,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	680,000	688,178
1,385,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,385,000	1,482,151
685,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	685,000	716,516
630,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	630,000	682,548
850,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	851,416	926,106
965,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	965,000	1,021,817
870,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	870,000	950,702
545,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	546,187	576,903
				7,137,603	7,575,461	1.10%
New York
1,000,000	BUFFALO & ERIE CNTY NY INDL LAND DEV CORP REVENUE	11/1/2040	4.00	1,039,788	1,167,669
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	751,969	813,266
500,000	MET TRANSPRTN AUTH NY REVENUE	11/15/2027	5.00	536,400	529,712
705,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	635,274	781,450
See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	$ 1,000,000	1,013,926
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,045,954
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,234	650,936
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,140,544
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,062,110
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,086,790
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2055	3.00	1,000,000	1,031,371
2,500,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,500,000	2,495,785
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	2,019,461
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,057,360	2,178,068
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,088,919
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,082,729
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,094,188
5,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2056	2.75	5,000,000	4,969,350
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,578,150
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	529,602
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,063,157
905,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	905,000	963,188
230,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	230,000	232,647
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,500,000	1,490,069
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	995,038	1,004,848
1,395,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,395,000	1,491,602
1,990,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,990,000	2,073,445
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,500,213
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,185	1,510,473
550,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	557,363	579,656
				42,278,361	44,269,278	6.44%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,786,186
410,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	405,819	417,632
850,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	858,366	924,256
835,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	835,000	906,853
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,074,917	1,166,517
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,540	671,063
				5,520,642	5,872,507	0.85%
North Dakota
1,085,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	1,085,000	1,123,475
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.35	2,000,000	2,011,835
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	1,000,000	1,024,160
				4,085,000	4,159,470	0.61%
See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio
750,000	BUTLER CNTY OH PORT AUTH PUBLIC INFRASTRUCTURE REVENUE	12/1/2041	5.00	$ 750,000	752,030
1,000,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	1,022,409	1,014,587
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,588,242	1,661,558
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,043,388	2,238,151
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(f)	12/1/2037	6.50	750,000	266,250
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	494,678	502,395
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,541,084	1,661,306
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,036,907	2,100,517
665,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	601,515	699,392
870,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	870,000	939,011
1,005,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	1,005,000	1,069,773
755,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	755,000	801,198
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,022,720	1,026,483
				14,480,943	14,732,651	2.14%
Oklahoma
970,000	FORT SILL APACHE TRIBE OK ECON DEV AUTH GAMING ENTERPRISE REVENUE(b)	8/25/2026	8.50	970,000	981,662
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,203,641	2,359,831
				3,173,641	3,341,493	0.49%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	1,103,203
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	501,976	555,961
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,013,792	1,066,358
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	506,823	526,191
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,086,803
280,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	280,000	305,742
685,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	685,000	707,488
1,070,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,070,000	1,141,221
2,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2024	4.00	2,000,000	2,001,390
1,240,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,254,688	1,296,187
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	964,912	1,044,817
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	744,953	751,962
				11,992,994	12,587,323	1.83%
Pennsylvania
480,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	480,000	481,640
375,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	0.84	375,000	365,897
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REVENUE	6/1/2039	4.00	647,098	745,870
400,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	399,734	405,872
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	520,269	594,211
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,261,708	1,471,338
See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
1,000,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	$ 1,001,969	1,004,611
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,697,266
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,035,238	1,173,019
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	0.79	500,000	461,557
1,760,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,760,000	1,827,343
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	538,047
260,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	260,000	271,851
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,058,313
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(d)	12/1/2037	0.00	1,468,410	1,695,973
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2042	3.00	1,048,771	1,072,480
200,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	200,000	214,639
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,581	848,911
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	774,864	814,590
				15,708,642	16,743,428	2.44%
Puerto Rico
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,548,287
				1,500,000	1,548,287	0.23%
Rhode Island
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	768,505
1,250,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	1,238,534	1,308,450
				1,988,534	2,076,955	0.30%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,435	737,118
90,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	89,400	90,058
1,245,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,245,000	1,311,324
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	688,089	719,571
1,250,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP FACS REVENUE	12/1/2044	4.00	1,295,541	1,483,800
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	1,024,984
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,025,881	1,119,598
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,426,788	1,585,191
				7,418,134	8,071,644	1.17%
South Dakota
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	501,615
				499,500	501,615	0.07%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(f)	6/1/2027	6.50	1,000,000	300,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	693,239
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,211	1,456,151
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,966	375
See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	$ 556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
570,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	572,145	585,222
865,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	865,000	936,907
775,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	775,000	849,762
1,855,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	1,866,188	1,968,775
880,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	880,000	948,904
1,670,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,670,000	1,833,338
420,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	420,000	448,524
				10,682,372	10,022,761	1.46%
Texas
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	500,000	501,416
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	682,879	726,876
795,000	BEXAR CNTY TX HSG FIN CORP(h)	2/1/2035	3.75	795,000	819,596
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,023,303	2,092,853
675,000	BRAZORIA CNTY TX MUNI UTILITYDIST #28	9/1/2032	4.00	678,085	679,256
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,815	965,197
1,000,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2045	4.00	1,091,649	1,158,418
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	644,647	708,312
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,003,478	1,108,882
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,381,007	1,389,381
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,561,290	1,592,893
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,025,575	1,144,418
1,000,000	FORT BEND CNTY TX MUNI UTILITY DIST #23	9/1/2033	4.00	1,004,537	1,006,305
610,000	FORT BEND CNTY TX MUNI UTILITY DIST #50	9/1/2029	4.00	612,767	613,846
800,000	GILMER TX ECON DEV CORP SALES TAX REVENUE	7/15/2030	5.00	801,164	801,400
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,326,008	1,744,545
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,157,254	2,140,168
560,000	HARRIS CNTY TX MUNI UTILITY DIST #400	9/1/2033	4.00	562,541	563,531
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,010,380	1,118,964
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,508,391	1,590,732
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	746,629	771,043
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,032,170	1,040,910
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	273,000	222,927
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,859	1,202,001
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,005,413	1,103,465
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	757,578	794,410
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	507,242	549,477
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,131,120	1,134,940
See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	$ 1,145,191	1,153,212
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2036	5.00	750,246	752,748
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,000,205	1,004,194
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2049	5.00	689,491	704,864
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)	12/1/2025	10.00	1,000,000	1,075,243
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	633,307	610,259
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,122,045	1,219,940
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,791	835,433
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,025,861	1,072,754
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,024,212	1,088,927
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(c)	11/15/2022	5.50	1,000,000	450,000
425,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	425,000	425,907
750,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	765,881	804,799
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,039,885	2,173,114
995,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,010,099	1,090,980
				42,203,995	43,748,536	6.36%
Utah
60,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	60,000	60,148
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,613,163	1,782,023
				1,673,163	1,842,171	0.27%
Vermont
155,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	154,470	162,423
765,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	758,334	784,525
				912,804	946,948	0.14%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,516
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	165,288	27,409
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	373,459	172,628
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,038,107
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	1,014,957
				3,038,747	2,754,617	0.40%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	687,093	842,060
400,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	400,000	405,906
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,468,832	1,614,860
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,037,922	1,074,974
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,038,484	1,083,245
1,000,000	SEATTLE WA HSG AUTH	6/1/2052	3.00	1,024,218	1,042,383
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	774,738	864,061
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	507,327	555,231
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	984,732	1,092,521
See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	$ 1,496,032	1,598,322
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,601,424
530,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	531,847	589,474
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2031	5.00	1,001,157	1,113,000
750,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2031	5.00	784,098	817,515
675,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2035	5.75	675,000	733,153
600,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2036	5.00	624,719	659,395
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	533,680	579,941
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2044	5.00	1,077,070	1,128,038
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2048	5.00	1,082,243	1,092,768
				17,229,192	18,488,271	2.69%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,594,957
2,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	2,000,000	2,014,644
				3,500,000	3,609,601	0.53%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2046	0.00	1,418	532
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2047	0.00	1,518	567
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2048	0.00	1,448	548
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2049	0.00	1,398	533
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2050	0.00	1,339	504
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2051	0.00	1,417	539
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)(f)(i)	7/1/2051	4.00	443,916	312,335
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2052	0.00	1,406	529
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2053	0.00	1,352	513
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2054	0.00	1,307	495
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2055	0.00	1,258	478
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2056	0.00	1,210	464
100,837	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(f)	7/1/2056	5.50	100,665	79,509
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2057	0.00	1,976	454
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2058	0.00	1,136	438
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2059	0.00	1,100	427
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2060	0.00	1,068	410
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2061	0.00	1,031	395
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2062	0.00	1,000	381
See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2063	0.00	$ 966	369
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2064	0.00	939	359
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2065	0.00	913	345
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2066	0.00	890	327
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2067	0.00	10,660	3,942
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	525,660	566,777
500,000	PUBLIC FIN AUTH WI HLTHCARE FACS REVENUE	7/1/2046	4.00	547,522	578,711
305,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	306,031	332,473
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	11/1/2028	6.25	1,250,000	1,316,851
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	620,315
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	989,763	871,334
221,000	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	242,103	99,726
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	521,473	522,022
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(f)	12/1/2048	5.50	13,694	6,847
975,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	990,031	1,038,525
905,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	903,591	954,386
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	535,288	537,331
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,361,541	1,474,853
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	729,861	774,977
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	508,973	537,655
1,840,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,871,489	2,025,042
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,423,644	1,500,066
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	672,819	699,951
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,472,975	1,571,563
500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2035	3.88	500,000	535,949
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2040	4.00	1,000,000	1,071,115
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2042	3.90	1,003,255	1,086,854
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	5/1/2055	4.15	1,500,000	1,626,875
2,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2056	2.70	2,500,000	2,518,136
				22,551,044	23,273,727	3.39%
Wyoming
335,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	335,000	351,121
1,615,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,615,000	1,651,375
				1,950,000	2,002,496	0.29%
	Sub-total Municipal Bonds:			570,088,697	600,163,853	87.30%
Short-Term Investments:
46,973,179	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(j)			46,973,179	46,973,179
	Sub-total Short-Term Investments:			46,973,179	46,973,179	6.83%
	Grand total			$ 654,118,014	689,201,866	100.25%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(f)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of these restricted illiquid securities amounted to $3,922,890 or 0.57% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/36	12/18/15	1,300,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 1/1/46-1/1/67	3/26/18-8/26/20	49-443,916
PUBLIC FIN AUTH WI REVENUE, 5.50%, 12/1/48	3/26/19	13,694

(g)	Zero coupon bond.
(h)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(i)	These securities are remarketed by an agent and the rate at which these securities are set are determined by general market conditions and supply and demand.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $14,385,751 with net purchases of $32,587,428 for the six months ended June 30, 2021.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	13.13%
Illinois	12.39
California	7.21
New York	6.84
Texas	6.76
Colorado	5.78
Wisconsin	3.60
Massachusetts	3.16
Michigan	3.09
Washington	2.86
Other	35.18
100.00%
See accompanying notes to financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2021 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
3,844	MERCADOLIBRE, INC.(b)	$ 2,166,754	5,988,145
		2,166,754	5,988,145	0.57%
Australia:
275,180	ADAIRS LTD.	331,893	877,078
4,181	AFTERPAY LTD.(b)	326,265	370,527
8,450	AGL ENERGY LTD.	53,835	51,964
102,780	ALLIANCE AVIATION SERVICES LTD.(b)	167,434	350,713
89,441	APA GROUP	554,557	596,979
7,539	ARISTOCRAT LEISURE LTD.	180,352	243,625
2,554	ASX LTD.	51,631	148,844
38,671	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	598,008	816,387
195,700	AVENTUS GROUP	351,688	462,310
250,708	BEACH ENERGY LTD.	466,720	233,143
179,910	BGP HOLDINGS PLC(b)(c)	-	-
34,014	BHP GROUP LTD.	1,030,232	1,238,962
14,611	BHP GROUP PLC	432,459	430,503
37,600	BLUESCOPE STEEL LTD.	301,071	619,231
17,400	BRAMBLES LTD.	64,294	149,282
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	249,303
971	COCHLEAR LTD.	35,893	183,266
23,914	COLES GROUP LTD.	211,394	306,497
25,277	COMMONWEALTH BANK OF AUSTRALIA	1,320,475	1,893,184
5,261	COMPUTERSHARE LTD.	65,617	66,679
40,757	CSL LTD.	2,555,215	8,717,036
14,184	DEXUS	62,970	113,500
21,495	ENDEAVOUR GROUP LTD.(b)	106,011	101,396
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,701,023
22,072	GOODMAN GROUP	76,819	350,425
35,107	GPT GROUP (THE)	96,585	129,010
26,295	INSURANCE AUSTRALIA GROUP LTD.	61,991	101,755
5,256	LENDLEASE CORP. LTD.	26,287	45,172
7,819	MACQUARIE GROUP LTD.	175,414	917,283
28,402	MEDIBANK PVT LTD.	67,643	67,308
25,670	MINERAL RESOURCES LTD.	246,214	1,034,368
573,700	MOUNT GIBSON IRON LTD.	260,031	406,583
235,206	NANOSONICS LTD.(b)	1,017,142	1,035,425
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	880,383
10,080	NEWCREST MINING LTD.	123,804	191,104
8,927	NORTHERN STAR RESOURCES LTD.	75,475	65,475
202,700	NRW HOLDINGS LTD.	416,699	222,702
16,730	ORIGIN ENERGY LTD.	56,132	56,585
128,100	PACT GROUP HOLDINGS LTD.	339,625	355,454
168,508	PEXA GROUP LTD.(b)	2,193,050	2,164,762
256,036	QANTAS AIRWAYS LTD.(b)	746,678	894,786
8,626	QBE INSURANCE GROUP LTD.	74,924	69,801
2,805	RAMSAY HEALTH CARE LTD.	60,296	132,422
513	REA GROUP LTD.	65,462	65,030
169,500	REGIS RESOURCES LTD.	501,445	299,995
18,171	RIO TINTO LTD.	570,958	1,725,767
321,800	RURAL FUNDS GROUP	463,060	639,535
173,937	SANTOS LTD.	509,938	924,848
186,510	SCENTRE GROUP	296,462	383,253
22,739	SEEK LTD.	233,310	565,140
102,600	SMARTGROUP CORP. LTD.	452,529	567,853
39,820	SONIC HEALTHCARE LTD.	470,951	1,146,740
57,859	SOUTH32 LTD.	37,235	127,137
224,900	ST. BARBARA LTD.	384,573	287,572
33,184	STOCKLAND	95,300	115,970
7,540	SUNCORP GROUP LTD.	65,648	62,823
75,800	SUPER RETAIL GROUP LTD.	517,213	733,885
30,856	TABCORP HOLDINGS LTD.	79,836	119,868
60,497	TPG TELECOM LTD.	232,968	284,014
46,395	TRANSURBAN GROUP	410,134	495,118
12,261	TREASURY WINE ESTATES LTD.	49,081	107,399
19,261	WESFARMERS LTD.	785,725	853,687
49,866	WESTPAC BANKING CORP.	687,565	965,217
See accompanying notes to financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont'd):
21,495	WOOLWORTHS GROUP LTD.	$ 704,508	614,662
		23,994,920	40,127,748	3.84%
Austria:
15,700	BAWAG GROUP A.G.(b)(d)	600,064	835,498
1,821	ERSTE GROUP BANK A.G.	28,050	66,807
93	IMMOFINANZ A.G.(b)	-	2,090
32,264	RAIFFEISEN BANK INTERNATIONAL A.G.	563,262	730,709
313	STRABAG S.E. (BEARER)	5,505	13,417
57,900	TELEKOM AUSTRIA A.G.(b)	422,512	494,315
631	UBM DEVELOPMENT A.G.	28,973	31,051
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	598,248
23,500	WIENERBERGER A.G.	561,499	905,617
		2,805,784	3,677,752	0.35%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	414,978
13,472	ANHEUSER-BUSCH INBEV S.A./N.V.	550,209	971,405
19,000	BPOST S.A.(b)	195,697	227,320
102,700	ECONOCOM GROUP S.A./N.V.	381,201	389,685
623	ELIA GROUP S.A./N.V.	70,644	65,746
1,214	ETABLISSEMENTS FRANZ COLRUYT N.V.	76,863	67,887
51,898	GROUPE BRUXELLES LAMBERT S.A.	4,670,667	5,805,501
4,347	KBC GROUP N.V.	101,356	331,432
21,394	ONTEX GROUP N.V.(b)	501,601	266,363
1,187	SOLVAY S.A.	162,618	150,882
14,669	TELENET GROUP HOLDING N.V.	602,718	552,078
10,700	TESSENDERLO GROUP S.A.(b)	470,608	451,676
2,235	UCB S.A.	146,706	233,637
3,778	UMICORE S.A.	181,243	230,708
		8,230,041	10,159,298	0.97%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(b)	274,164	247,428
911,435	EMPREENDIMENTOS PAGUE MENOS S/A(b)	1,474,699	2,061,531
279,500	GRUPO SBF S.A.(b)	1,359,959	2,150,000
810,200	MAGAZINE LUIZA S.A.	3,488,047	3,445,199
106,600	PETROBRAS DISTRIBUIDORA S.A.	500,792	571,814
292,780	TELEFONICA BRASIL S.A. ADR(e)	3,543,112	2,488,630
		10,640,773	10,964,602	1.05%
Canada:
3,684	AGNICO EAGLE MINES LTD.	175,554	222,776
203,456	ALIMENTATION COUCHE-TARD, INC., CLASS B	6,064,354	7,476,138
144,400	B2GOLD CORP.	744,752	605,744
9,938	BANK OF MONTREAL	995,398	1,018,653
17,410	BANK OF NOVA SCOTIA (THE)	1,032,410	1,132,296
40,918	BARRICK GOLD CORP.	384,639	846,352
9,080	BLACKBERRY LTD.(b)	137,241	110,973
187	BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD., CLASS A(b)	12,903	9,728
27,148	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	174,133	1,384,005
11,000	BRP, INC. (SUB VOTING)	430,510	860,762
60,944	CAE, INC.(b)	1,130,918	1,877,091
3,047	CAMECO CORP.	65,105	58,403
14,528	CANADIAN IMPERIAL BANK OF COMMERCE	674,491	1,653,796
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,687,687
2,525	CANADIAN NATURAL RESOURCES LTD.	63,248	91,663
118,300	CANADIAN PACIFIC RAILWAY LTD.	2,627,882	9,098,453
5,809	CANADIAN TIRE CORP. LTD., CLASS A	625,049	919,243
5,101	CANOPY GROWTH CORP.(b)(f)	162,431	123,369
12,100	CARGOJET, INC.	1,059,318	1,796,356
35,300	CASCADES, INC.	347,472	434,558
122,850	CENOVUS ENERGY, INC.	838,647	1,175,380
45,100	CENTERRA GOLD, INC.	366,388	342,361
6,978	CGI, INC.(b)	55,128	632,207
49,500	CI FINANCIAL CORP.	728,975	908,458
52,600	COMINAR REAL ESTATE INVESTMENT TRUST	431,053	463,793
389	CONSTELLATION SOFTWARE, INC.	383,428	589,152
See accompanying notes to financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
112,500	CORUS ENTERTAINMENT, INC., CLASS B	$ 343,872	577,202
35,300	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,505,666	2,441,327
33,293	DOCEBO, INC.(b)	1,953,077	1,970,292
6,582	DOLLARAMA, INC.	86,132	301,277
25,600	DOREL INDUSTRIES, INC., CLASS B(b)	175,448	322,581
55,355	ECN CAPITAL CORP.	167,414	415,296
1,395	EMERA, INC.	65,709	63,290
34,408	ENBRIDGE, INC.	1,303,694	1,377,597
72,100	ENERPLUS CORP.	414,689	518,241
232	FAIRFAX FINANCIAL HOLDINGS LTD.	62,350	101,739
13,960	FIRSTSERVICE CORP.	1,415,071	2,394,349
7,213	FORTIS, INC.	318,068	319,278
3,307	FRANCO-NEVADA CORP.	250,125	479,910
703	GEORGE WESTON LTD.	53,025	67,005
6,104	GILDAN ACTIVEWEAR, INC.	33,435	225,360
19,500	IA FINANCIAL CORP., INC.	882,358	1,061,677
134,297	IMPERIAL OIL LTD.	3,266,605	4,093,047
2,692	INTACT FINANCIAL CORP.	348,937	365,731
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	5,051
35,289	KINROSS GOLD CORP.	70,483	223,759
3,144	KIRKLAND LAKE GOLD LTD.	131,117	121,159
1,583	LIGHTSPEED POS, INC. (SUB VOTING)(b)	119,690	132,491
2,635	LOBLAW COS. LTD.	98,724	162,169
15,024	LULULEMON ATHLETICA, INC.(b)	2,731,614	5,483,309
9,753	MAGNA INTERNATIONAL, INC.	71,192	903,518
16,906	MANULIFE FINANCIAL CORP.	309,575	332,774
7,672	METRO, INC.	277,337	367,818
19,328	NATIONAL BANK OF CANADA	618,005	1,446,482
7,072	NUTRIEN LTD.	134,278	428,507
6,564	OPEN TEXT CORP.	72,477	333,336
2,051	PAN AMERICAN SILVER CORP.	64,762	58,572
3,306	PARKLAND CORP.	93,254	106,840
4,522	PEMBINA PIPELINE CORP.	33,296	143,693
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	428,098
2,306	POWER CORP. OF CANADA	75,505	72,886
1,104	RESTAURANT BRANDS INTERNATIONAL, INC.	74,858	71,133
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	313,497	496,853
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	160,129
9,320	ROGERS COMMUNICATIONS, INC., CLASS B	220,803	495,473
27,055	ROYAL BANK OF CANADA	908,895	2,741,076
2,157	SAPUTO, INC.	65,009	64,331
2,970	SHAW COMMUNICATIONS, INC., CLASS B	51,544	86,038
2,021	SHOPIFY, INC., CLASS A(b)	1,187,664	2,955,639
4,781	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	830,336	6,984,945
12,101	SUN LIFE FINANCIAL, INC.	245,097	623,988
191,971	SUNCOR ENERGY, INC.	4,105,432	4,597,950
11,598	TC ENERGY CORP.	512,602	573,912
31,989	TECK RESOURCES LTD., CLASS B	174,290	736,759
9,096	TELUS CORP.	59,716	203,992
1,099	TFI INTERNATIONAL, INC.	33,700	100,334
8,040	THOMSON REUTERS CORP.	206,603	798,617
30,273	TORONTO-DOMINION BANK (THE)	576,490	2,121,503
31,200	TOURMALINE OIL CORP.	584,707	891,752
104	TRISURA GROUP LTD.(b)	490	13,909
16,800	WAJAX CORP.	206,860	326,079
26,600	WESTSHORE TERMINALS INVESTMENT CORP.	397,133	366,512
7,160	WHEATON PRECIOUS METALS CORP.	124,839	315,604
2,517	WSP GLOBAL, INC.	284,375	293,812
25,967	YAMANA GOLD, INC.	47,753	109,348
		49,159,794	89,494,746	8.57%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	229,443
5,893,187	ENEL CHILE S.A.	532,931	339,039
198,200	VINA CONCHA Y TORO S.A.	327,546	349,392
		1,199,876	917,874	0.09%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	375,745
See accompanying notes to financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
China (Cont'd):
34,000	AIRTAC INTERNATIONAL GROUP	$ 500,090	1,311,799
9,617	ALIBABA GROUP HOLDING LTD. ADR(b)(e)	1,989,057	2,180,943
342,000	ANHUI CONCH CEMENT CO. LTD., CLASS H	1,843,725	1,814,768
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	228,265
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	191,791
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	1,074,611
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	584,433
1,474,000	FRIENDTIMES, INC.	541,834	415,757
430,500	HENGAN INTERNATIONAL GROUP CO. LTD.	2,996,257	2,883,196
1,036,000	LONKING HOLDINGS LTD.	439,861	334,912
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	499,884
182,800	SHENZHOU INTERNATIONAL GROUP HOLDINGS LTD.	3,828,238	4,616,911
65,555	TENCENT HOLDINGS LTD.	439,984	4,930,788
325,318	WUXI BIOLOGICS CAYMAN, INC.(b)(d)	3,273,702	5,962,257
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	366,668
		18,326,107	27,772,728	2.66%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	465,450
		402,293	465,450	0.04%
Denmark:
6,224	ALK-ABELLO A/S(b)	1,795,441	2,969,457
2,366	AMBU A/S, CLASS B	103,268	90,962
44	AP MOLLER - MAERSK A/S, CLASS A	35,560	122,221
79	AP MOLLER - MAERSK A/S, CLASS B	93,026	227,064
2,203	CARLSBERG A/S, CLASS B	194,278	410,653
1,288	CHR HANSEN HOLDING A/S	81,573	116,246
1,864	COLOPLAST A/S, CLASS B	85,624	305,849
22,200	D/S NORDEN A/S	318,702	706,223
6,700	DANSKE BANK A/S	54,825	117,894
4,348	DEMANT A/S(b)	81,241	244,743
38,501	DSV PANALPINA A/S	3,974,252	8,978,706
804	GENMAB A/S(b)	100,710	328,972
791	GN STORE NORD A/S	68,656	69,095
6,944	ISS A/S(b)	96,080	162,991
31,679	NOVO NORDISK A/S, CLASS B	1,107,315	2,654,040
3,923	NOVOZYMES A/S, CLASS B	147,978	295,699
3,214	ORSTED A/S(d)	398,342	450,998
2,600	PANDORA A/S	18,150	349,500
146	ROCKWOOL INTERNATIONAL A/S, CLASS B	73,144	71,076
24,412	ROYAL UNIBREW A/S	1,788,907	3,109,477
4,300	SOLAR A/S, CLASS B	269,282	373,689
3,250	TOPDANMARK A/S	33,362	169,153
6,542	TRYG A/S	155,996	160,596
24,172	VESTAS WIND SYSTEMS A/S	421,255	943,561
		11,496,967	23,428,865	2.24%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	244,097
		244,707	244,097	0.02%
Finland:
67,200	CITYCON OYJ	608,486	572,518
2,770	ELISA OYJ	86,574	165,277
27,200	KEMIRA OYJ	447,150	428,312
5,584	KESKO OYJ, CLASS B	30,705	206,251
5,273	KONE OYJ, CLASS B	105,699	430,169
21,225	NESTE OYJ	67,704	1,299,652
181,487	NOKIA OYJ(b)	869,964	971,728
426,086	NOKIA OYJ ADR(b)(e)	1,771,048	2,266,778
2,767	NOKIAN RENKAAT OYJ	44,372	111,717
12,792	NORDEA BANK ABP	143,704	142,387
1,960	ORION OYJ, CLASS B	49,561	84,248
19,504	QT GROUP OYJ(b)	1,366,997	2,282,622
26,500	SANOMA OYJ	282,423	439,285
18,590	STORA ENSO OYJ (REGISTERED)	105,291	339,133
11,934	UPM-KYMMENE OYJ	99,928	451,409
See accompanying notes to financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont'd):
1,849	VALMET OYJ	$ 14,443	80,638
		6,094,049	10,272,124	0.98%
France:
8,528	AIR LIQUIDE S.A.	1,473,827	1,493,149
11,027	AIRBUS S.E.(b)	366,293	1,417,882
4,729	ALSTOM S.A.(b)	263,622	238,820
4,707	ARKEMA S.A.	419,345	590,504
33,641	AXA S.A.	511,057	853,044
13,720	BNP PARIBAS S.A.	901,591	860,115
1,593	BOUYGUES S.A.	66,087	58,915
3,062	CAPGEMINI S.E.	111,713	588,184
4,610	CARREFOUR S.A.	81,861	90,659
19,252	CIE DE SAINT-GOBAIN	430,348	1,267,870
3,235	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	167,080	515,929
37,390	COFACE S.A.	449,179	453,106
7,706	COVIVIO	482,654	658,989
35,568	CREDIT AGRICOLE S.A.	349,163	498,253
107,052	DANONE S.A.	6,908,273	7,536,245
2,244	DASSAULT SYSTEMES S.E.	518,528	544,138
4,189	EDENRED	167,025	238,669
417	EIFFAGE S.A.	34,325	42,424
4,637	ELECTRICITE DE FRANCE S.A.	67,797	63,341
31,027	ENGIE S.A.	443,493	425,075
591	ESSILORLUXOTTICA S.A.	53,785	109,279
3,524	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	630,630	650,355
2,901	EURAZEO S.E.	76,265	252,830
3,561	EUROFINS SCIENTIFIC S.E.(b)	313,124	407,045
564	GECINA S.A.	51,331	86,404
9,197	GETLINK S.E.	70,409	143,405
538	HERMES INTERNATIONAL	767,480	783,701
3,791	ILIAD S.A.	536,902	554,705
3,399	INFOTEL S.A.	145,404	202,324
6,762	IPSEN S.A.	538,954	703,343
9,500	KAUFMAN & BROAD S.A.	362,957	451,711
1,376	KERING S.A.	493,902	1,202,483
4,545	KLEPIERRE S.A.	71,744	117,108
4,848	LEGRAND S.A.	109,851	513,113
6,266	L'OREAL S.A.	661,338	2,792,160
16,241	LVMH MOET HENNESSY LOUIS VUITTON S.E.	3,128,716	12,735,162
14,296	MERSEN S.A.(b)	465,081	556,856
8,798	NEXITY S.A.	431,993	440,031
4,443	ORANGE S.A.	52,948	50,655
21,072	PERNOD RICARD S.A.	3,239,543	4,677,403
1,012	PUBLICIS GROUPE S.A.	69,526	64,727
23,074	RENAULT S.A.(b)	423,958	932,566
15,000	RUBIS S.C.A.	702,061	666,807
26,106	SAFRAN S.A.	2,887,181	3,619,281
18,384	SANOFI	1,045,438	1,926,145
630	SARTORIUS STEDIM BIOTECH	286,388	297,987
278	SCHNEIDER ELECTRIC S.E.	8,838	43,727
8,998	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	561,880	1,415,613
1,821	SCOR S.E.(b)	36,624	57,911
2,146	SEB S.A.	361,074	387,800
7,067	SES S.A.	53,499	53,982
13,970	SOCIETE GENERALE S.A.	192,352	411,804
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	130,267
7,150	SODEXO S.A.(b)(g)	647,363	667,227
32,364	SODEXO S.A. (EURONEXT PARIS EXCHANGE)(b)	2,820,501	3,020,161
8,931	SOITEC(b)	738,478	1,968,669
2,685	SUEZ S.A.(b)	65,882	63,834
801	TELEPERFORMANCE	315,346	325,112
51,800	TELEVISION FRANCAISE 1	458,222	523,621
1,413	THALES S.A.	81,763	144,157
35,951	TOTALENERGIES S.E.	1,484,806	1,626,506
878	UNIBAIL-RODAMCO-WESTFIELD(b)	76,229	75,989
3,269	VALEO S.A.	58,895	98,340
See accompanying notes to financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
13,514	VEOLIA ENVIRONNEMENT S.A.	$ 143,775	408,137
10,500	VICAT S.A.	406,419	507,353
8,179	VINCI S.A.	345,228	872,746
105,169	VIVENDI S.A.	2,332,359	3,532,869
6,004	WENDEL S.E.	462,932	807,322
		43,590,899	70,516,044	6.75%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC(b)	355,261	406,690
		355,261	406,690	0.04%
Germany:
3,994	ADIDAS A.G.	192,837	1,486,595
9,283	ALLIANZ S.E. (REGISTERED)	904,298	2,314,839
38,556	AROUNDTOWN S.A.	192,935	300,823
6,098	AURUBIS A.G.	286,000	565,152
16,979	BASF S.E.	730,503	1,337,627
18,298	BAYER A.G. (REGISTERED)	1,017,140	1,111,096
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	930,538
348	BECHTLE A.G.	66,267	64,640
2,206	BEIERSDORF A.G.	146,950	266,154
3,087	BRENNTAG S.E.	221,455	287,049
359	CARL ZEISS MEDITEC A.G. (BEARER)	66,721	69,365
11,875	COMMERZBANK A.G.(b)	95,296	84,231
1,042	CONTINENTAL A.G.	57,443	153,184
931	COVESTRO A.G.(d)	62,021	60,120
23,800	CROPENERGIES A.G.	337,485	305,350
10,838	DAIMLER A.G. (REGISTERED)	1,032,767	967,692
3,850	DELIVERY HERO S.E.(b)(d)	362,066	508,556
35,109	DEUTSCHE BANK A.G. (REGISTERED)(b)	514,053	457,353
4,525	DEUTSCHE BOERSE A.G.	273,152	789,804
15,996	DEUTSCHE EUROSHOP A.G.	435,440	379,345
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(d)	469,871	374,610
18,572	DEUTSCHE POST A.G. (REGISTERED)	230,768	1,263,168
45,493	DEUTSCHE TELEKOM A.G. (REGISTERED)	638,820	960,839
9,111	DEUTSCHE WOHNEN S.E.	295,363	557,238
82,454	E.ON S.E.	724,674	953,647
31,111	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,172,525	3,554,339
23,600	FREENET A.G.	557,311	557,435
72,207	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	5,462,206	5,996,787
5,986	FRESENIUS S.E. & CO. KGAA	123,269	312,272
1,537	GEA GROUP A.G.	63,629	62,257
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	447,329
2,246	HANNOVER RUECK S.E.	94,321	375,777
3,671	HEIDELBERGCEMENT A.G.	131,196	314,888
26,638	HELLA GMBH & CO. KGAA(b)	1,225,907	1,824,408
2,873	HELLOFRESH S.E.(b)	264,186	279,278
863	HENKEL A.G. & CO. KGAA	84,255	79,459
2,623	HOCHTIEF A.G.	110,564	201,418
2,391	HYPOPORT S.E.(b)	875,924	1,236,116
21,681	INFINEON TECHNOLOGIES A.G.	131,828	869,453
6,898	JOST WERKE A.G.(d)	220,852	411,419
589	KION GROUP A.G.	64,769	62,773
1,283	KNORR-BREMSE A.G.	158,078	147,568
464	LEG IMMOBILIEN S.E.	67,948	66,820
19,771	MENSCH UND MASCHINE SOFTWARE S.E.	1,401,583	1,423,018
2,159	MERCK KGAA	96,589	413,958
907	MTU AERO ENGINES A.G.	231,941	224,667
3,139	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	392,853	859,612
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	379,818
7,700	PUBLITY A.G.(b)(f)	286,657	172,014
667	PUMA S.E.	75,344	79,525
6,900	RHEINMETALL A.G.	824,004	681,534
7,480	RWE A.G.	218,301	271,049
18,462	SAP S.E.	879,469	2,601,564
1,584	SCOUT24 A.G.(d)	128,614	133,580
13,327	SIEMENS A.G. (REGISTERED)	815,103	2,111,529
See accompanying notes to financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
6,383	SIEMENS ENERGY A.G.(b)	$ 163,952	192,395
4,963	SIEMENS HEALTHINEERS A.G.(d)	287,514	304,130
3,600	SILTRONIC A.G.	264,192	599,752
8,584	STEICO S.E.	1,079,312	1,125,740
2,275	SYMRISE A.G.	309,441	316,966
8,898	TEAMVIEWER A.G.(b)(d)	425,080	334,672
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	497,891
141,527	TUI A.G. - CDI(b)(f)	344,740	723,386
4,171	UNIPER S.E.	46,925	153,615
404	VOLKSWAGEN A.G.	40,235	132,599
7,564	VONOVIA S.E.	341,426	488,991
1,639	ZALANDO S.E.(b)(d)	99,033	198,134
		30,606,891	47,768,950	4.57%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	113,187
		54,075	113,187	0.01%
Hong Kong:
775,000	AIA GROUP LTD.	4,989,423	9,632,227
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	156,112
32,300	BUDWEISER BREWING CO. APAC LTD.(d)	108,231	101,922
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	483,925
55,044	CK ASSET HOLDINGS LTD.	164,491	379,990
46,044	CK HUTCHISON HOLDINGS LTD.	286,941	358,778
11,000	CK INFRASTRUCTURE HOLDINGS LTD.	68,007	65,595
56,500	CLP HOLDINGS LTD.	455,988	558,866
22,000	ESR CAYMAN LTD.(b)(d)	70,189	74,237
998,000	FIRST PACIFIC CO. LTD.	376,906	340,623
729	FUTU HOLDINGS LTD. ADR(b)(e)	107,330	130,557
20,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	55,028	160,092
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	284,085
26,000	HANG LUNG PROPERTIES LTD.	66,378	63,156
15,300	HANG SENG BANK LTD.	175,457	305,634
27,331	HENDERSON LAND DEVELOPMENT CO. LTD.	52,934	129,539
200,950	HONG KONG & CHINA GAS CO. LTD.	291,377	312,128
20,900	HONG KONG EXCHANGES & CLEARING LTD.	750,311	1,245,768
19,800	HONGKONG LAND HOLDINGS LTD.	94,231	94,248
3,800	JARDINE MATHESON HOLDINGS LTD.	238,649	242,896
40,500	LINK REIT	84,195	392,518
30,500	MTR CORP. LTD.	88,703	169,896
28,000	NEW WORLD DEVELOPMENT CO. LTD.	132,032	145,512
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	446,253
172,123	PCCW LTD.	70,484	90,226
392,000	PERFECT MEDICAL HEALTH MANAGEMENT LTD.	140,251	473,573
54,500	POWER ASSETS HOLDINGS LTD.	303,629	334,470
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	255,902
102,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	105,746	426,297
20,000	SUN HUNG KAI PROPERTIES LTD.	256,567	298,031
40,000	SWIRE PACIFIC LTD., CLASS A	207,757	271,241
29,500	TECHTRONIC INDUSTRIES CO. LTD.	416,945	515,204
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	492,253
469,800	VALUETRONICS HOLDINGS LTD.	216,550	211,370
83,500	WH GROUP LTD.(d)	45,547	75,065
21,000	WHARF HOLDINGS (THE) LTD.	43,463	80,059
14,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	80,781	81,411
442,000	XINYI GLASS HOLDINGS LTD.	576,517	1,801,746
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	207,488
		13,520,385	21,888,893	2.10%
India:
57,089	COMPUTER AGE MANAGEMENT SERVICES LTD.	1,172,396	2,144,697
162,521	CREDITACCESS GRAMEEN LTD.(b)	1,595,042	1,639,859
59,400	CYIENT LTD.	429,128	686,940
687,800	FIRSTSOURCE SOLUTIONS LTD.	375,974	1,729,910
461,861	HCL TECHNOLOGIES LTD.	3,641,164	6,111,130
73,400	HDFC BANK LTD. ADR(e)	2,515,893	5,367,008
114,700	HINDUSTAN PETROLEUM CORP. LTD.	431,628	452,442
See accompanying notes to financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
India (Cont'd):
512,864	INDIAN ENERGY EXCHANGE LTD.(d)	$ 1,267,399	2,588,469
593,770	INDUS TOWERS LTD.	2,438,222	1,906,407
40,400	JUBILANT INGREVIA LTD.(b)	36,087	284,507
40,400	JUBILANT PHARMOVA LTD.(b)	278,630	397,994
42,000	MPHASIS LTD.	670,244	1,205,925
322,000	NMDC LTD.	521,633	797,527
1,107,100	SJVN LTD.	377,346	415,554
230,194	SYNGENE INTERNATIONAL LTD.(b)(d)	1,015,687	1,806,433
32,195	WNS HOLDINGS LTD. ADR(b)(e)	2,027,505	2,571,415
		18,793,978	30,106,217	2.88%
Indonesia:
4,097,000	ADARO ENERGY TBK PT	470,816	340,475
8,471,800	BANK BTPN SYARIAH TBK PT	2,105,926	1,682,675
1,072,100	INDOFOOD SUKSES MAKMUR TBK PT	478,001	456,567
2,022,800	MATAHARI DEPARTMENT STORE TBK PT(b)	317,587	272,729
		3,372,330	2,752,446	0.26%
Ireland:
19,100	ACCENTURE PLC, CLASS A	2,195,030	5,630,489
1,530	AERCAP HOLDINGS N.V.(b)	38,135	78,351
98,175	CRH PLC	2,985,105	4,947,468
53,200	DALATA HOTEL GROUP PLC(b)	299,929	241,919
2,146	DCC PLC	158,386	175,680
168,218	EXPERIAN PLC	3,216,304	6,482,910
2,502	FLUTTER ENTERTAINMENT PLC - CDI(b)	390,820	453,022
12,468	ICON PLC(b)	825,262	2,577,260
11,485	JAMES HARDIE INDUSTRIES PLC - CDI	103,360	389,919
3,255	KERRY GROUP PLC, CLASS A	214,085	454,663
724	KINGSPAN GROUP PLC	50,166	68,370
1,899	KINGSPAN GROUP PLC (EURONEXT DUBLIN EXCHANGE)	184,274	177,617
17,539	RYANAIR HOLDINGS PLC(b)	235,787	331,918
5,306	SMURFIT KAPPA GROUP PLC	238,771	287,840
		11,135,414	22,297,426	2.13%
Isle of Man:
8,963	ENTAIN PLC(b)	96,395	216,416
		96,395	216,416	0.02%
Israel:
59,916	BANK HAPOALIM B.M.(b)	291,187	480,776
1,532	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	119,497	177,911
33,142	GLOBAL-E ONLINE LTD.(b)	829,776	1,891,745
115,300	ICL GROUP LTD.	461,518	781,953
29,044	MIZRAHI TEFAHOT BANK LTD.(b)	475,042	894,443
32,537	NEOGAMES S.A.(b)	1,558,353	2,000,049
3,072	NICE LTD.(b)	169,095	750,250
		3,904,468	6,977,127	0.67%
Italy:
285,200	A2A S.P.A.	555,841	583,015
21,262	ASSICURAZIONI GENERALI S.P.A.	276,719	426,199
33,941	ATLANTIA S.P.A.(b)	448,114	614,549
25,272	BANCA MEDIOLANUM S.P.A.	87,322	245,843
8,879	DAVIDE CAMPARI-MILANO N.V.	120,451	118,917
156,771	ENEL S.P.A.	999,500	1,455,900
6,067	ENI S.P.A.	59,383	73,882
26,190	FERRARI N.V.	4,044,633	5,403,535
1,022	FERRARI N.V. (NEW YORK EXCHANGE)	7,571	210,583
3,831	FINECOBANK BANCA FINECO S.P.A.(b)	65,128	66,776
40,589	INTERPUMP GROUP S.P.A.	734,996	2,403,533
147,412	INTESA SANPAOLO S.P.A.	401,625	407,182
375,900	IREN S.P.A.	999,472	1,072,411
28,600	LA DORIA S.P.A.	361,264	645,693
77,659	LEONARDO S.P.A.(b)	617,417	627,277
14,266	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.(b)	130,639	166,622
1,054	MONCLER S.P.A.	73,908	71,312
7,465	NEXI S.P.A.(b)(d)	146,208	163,844
10,709	POSTE ITALIANE S.P.A.(d)	156,534	141,585
3,687	PRYSMIAN S.P.A.	133,903	132,161
See accompanying notes to financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont'd):
1,776	RECORDATI INDUSTRIA CHIMICA E FARMACEUTICA S.P.A.	$ 103,529	101,504
70,149	SNAM S.P.A.	252,658	405,499
231,262	TENARIS S.A.	2,055,795	2,520,621
22,527	TENARIS S.A. ADR(e)	482,262	493,341
39,609	TERNA S.P.A.	160,166	295,137
19,504	UNICREDIT S.P.A.	172,969	230,112
71,681	UNIPOL GRUPPO S.P.A.	376,844	390,301
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	276,426
		14,178,677	19,743,760	1.89%
Japan:
1,500	ABC-MART, INC.	56,540	86,007
30,600	ADEKA CORP.	390,224	574,292
2,600	ADVANTEST CORP.	233,722	234,268
11,300	AEON CO. LTD.	230,053	303,619
600	AEON REIT INVESTMENT CORP.	728,822	888,429
1,400	AGC, INC.	61,586	58,725
2,300	AISIN CORP.	37,584	98,339
15,000	AJINOMOTO CO., INC.	116,767	389,396
2,500	ALFRESA HOLDINGS CORP.	24,420	37,333
7,900	ANA HOLDINGS, INC.(b)	180,960	185,740
15,600	ARCS CO. LTD.	325,913	339,256
5,900	ASAHI GROUP HOLDINGS LTD.	103,152	275,682
32,500	ASAHI KASEI CORP.	157,083	357,048
22,100	ASAHI YUKIZAI CORP.	276,792	266,167
9,300	ASANUMA CORP.	324,412	377,542
37,000	ASTELLAS PHARMA, INC.	236,149	644,282
63,100	ASTENA HOLDINGS CO. LTD.	295,237	361,237
3,900	BANDAI NAMCO HOLDINGS, INC.	182,051	270,590
10,800	BAYCURRENT CONSULTING, INC.	945,192	3,878,842
27,800	BENGO4.COM, INC.(b)(f)	2,961,598	2,432,297
13,800	BRIDGESTONE CORP.	205,726	627,922
32,100	BROTHER INDUSTRIES LTD.	541,898	640,584
48,400	BUNKA SHUTTER CO. LTD.	363,296	482,715
22,200	CANON, INC.(f)	528,426	502,170
2,300	CAPCOM CO. LTD.	70,251	67,285
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	409,514
18,600	CHUBU ELECTRIC POWER CO., INC.	230,205	227,362
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	534,921
4,300	CHUGOKU ELECTRIC POWER (THE) CO., INC.	50,812	39,247
28,400	CREDIT SAISON CO. LTD.	361,395	346,133
27,500	CRESCO LTD.	342,183	471,803
8,000	CYBERAGENT, INC.	165,447	171,745
4,000	DAI NIPPON PRINTING CO. LTD.	70,827	84,576
1,800	DAIFUKU CO. LTD.	155,471	163,482
17,100	DAI-ICHI LIFE HOLDINGS, INC.	346,541	313,078
30,600	DAIICHI SANKYO CO. LTD.	185,743	659,541
4,600	DAIKIN INDUSTRIES LTD.	136,302	856,690
19,000	DAITRON CO. LTD.	328,045	342,563
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	300,194
17,500	DAIWA SECURITIES GROUP, INC.	60,410	96,105
28,000	DAIWABO HOLDINGS CO. LTD.	223,879	480,634
8,200	DENSO CORP.	185,234	559,411
3,300	DENTSU GROUP, INC.	56,753	118,075
200	DISCO CORP.	63,361	61,119
3,600	EAST JAPAN RAILWAY CO.	188,040	256,872
19,700	EBARA CORP.	478,039	969,972
17,800	ECO'S CO. LTD.	285,796	314,999
4,200	EISAI CO. LTD.	190,676	413,025
28,300	ELEMATEC CORP.	262,160	333,451
68,800	ENEOS HOLDINGS, INC.	278,957	287,908
20,400	EXEDY CORP.	319,517	299,128
3,500	FANUC CORP.	398,163	844,165
1,300	FAST RETAILING CO. LTD.	188,734	978,613
50,120	FEED ONE CO. LTD.	432,664	331,141
19,800	FERROTEC HOLDINGS CORP.	139,635	608,641
34,200	FJ NEXT CO. LTD.	337,056	311,231
13,700	FREEE K.K.(b)	258,932	1,259,076
See accompanying notes to financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
31,700	FUJI CORP.	$ 564,353	725,338
4,700	FUJI ELECTRIC CO. LTD.	61,631	219,569
8,700	FUJIFILM HOLDINGS CORP.	163,215	645,207
3,500	FUJITSU LTD.	311,816	655,295
41,400	FUKUOKA FINANCIAL GROUP, INC.	523,630	722,576
35,800	FURUNO ELECTRIC CO. LTD.	322,070	323,536
40	GLP J-REIT	68,979	68,986
8,600	GMO FINANCIAL GATE, INC.	1,759,208	1,676,727
400	GMO PAYMENT GATEWAY, INC.	36,072	52,100
119,800	HACHIJUNI BANK (THE) LTD.	476,117	386,052
3,000	HAMAMATSU PHOTONICS K.K.	52,686	180,926
2,200	HANKYU HANSHIN HOLDINGS, INC.	51,221	67,825
55,300	HASEKO CORP.	721,604	757,609
341	HIROSE ELECTRIC CO. LTD.	29,327	49,878
19,000	HITACHI LTD.	295,895	1,087,889
7,000	HITACHI METALS LTD.(b)	55,542	133,831
16,700	HONDA MOTOR CO. LTD.	542,319	533,642
800	HOSHIZAKI CORP.	74,957	67,978
6,500	HOYA CORP.	270,235	861,830
5,700	HULIC CO. LTD.	48,487	64,134
13,900	IDEMITSU KOSAN CO. LTD.	334,248	335,692
26,100	INNOTECH CORP.	231,054	320,920
1,000	INVINCIBLE INVESTMENT CORP.	580,735	385,256
1,100	ITO EN LTD.	67,597	65,250
24,300	ITOCHU CORP.	362,362	699,942
2,100	ITOCHU TECHNO-SOLUTIONS CORP.	64,301	65,025
21,900	JACCS CO. LTD.	467,646	512,534
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	537,155
53,600	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	574,239	1,245,737
9,100	JAPAN EXCHANGE GROUP, INC.	105,836	202,322
63	JAPAN METROPOLITAN FUND INVEST	65,317	68,277
13,600	JAPAN POST BANK CO. LTD.	119,517	114,216
9,000	JAPAN POST HOLDINGS CO. LTD.(b)	75,125	73,745
11	JAPAN REAL ESTATE INVESTMENT CORP.	68,697	67,627
20,900	JAPAN TOBACCO, INC.	420,034	394,785
35,000	JEOL LTD.	2,035,271	2,047,797
2,300	JSR CORP.	66,413	69,562
4,500	KAJIMA CORP.	25,084	56,992
2,100	KAKAKU.COM, INC.	65,355	63,419
26,900	KANAMOTO CO. LTD.	620,666	619,382
57,300	KANDENKO CO. LTD.	547,713	447,177
12,300	KANEKA CORP.	387,968	495,454
4,800	KANSAI ELECTRIC POWER (THE) CO., INC.	46,503	45,777
2,000	KANSAI PAINT CO. LTD.	10,449	50,965
10,000	KAO CORP.	208,279	615,239
29,762	KDDI CORP.	238,488	928,263
1,200	KEIO CORP.	36,571	70,534
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	76,583
14,524	KEYENCE CORP.	1,492,958	7,330,309
6,000	KIKKOMAN CORP.	52,867	395,877
14,500	KIRIN HOLDINGS CO. LTD.	197,074	282,704
67,600	KITZ CORP.	466,295	459,409
80,600	KOBE BUSSAN CO. LTD.	1,709,644	2,539,268
14,900	KOMATSU LTD.	426,588	370,237
2,300	KONAMI HOLDINGS CORP.	50,313	138,089
400	KOSE CORP.	66,142	62,937
21,800	KUBOTA CORP.	139,630	440,925
6,900	KUREHA CORP.	316,117	399,361
1,400	KURITA WATER INDUSTRIES LTD.	66,953	67,168
5,000	KYOCERA CORP.	194,900	309,105
7,500	KYOWA KIRIN CO. LTD.	141,932	265,989
14,900	KYUSHU RAILWAY CO.	317,651	336,103
27,400	LASERTEC CORP.	4,549,907	5,324,866
13,100	LINTEC CORP.	259,789	284,180
2,500	LIXIL CORP.	65,962	64,652
6,500	M3, INC.	154,876	474,679
2,900	MAKITA CORP.	92,361	136,523
See accompanying notes to financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
7,100	MARUBENI CORP.	$ 64,663	61,743
7,100	MARUI GROUP CO. LTD.	41,710	133,443
14,600	MATSUMOTOKIYOSHI HOLDINGS CO. LTD.	542,531	644,610
7,700	MAZDA MOTOR CORP.(b)	38,348	72,360
1,100	MEDIA DO CO. LTD.	61,027	45,101
2,500	MEIJI HOLDINGS CO. LTD.	44,976	149,647
12,800	MELCO HOLDINGS, INC.	351,215	610,649
6,200	MERCARI, INC.(b)	176,315	329,268
8,700	MINEBEA MITSUMI, INC.	84,406	230,157
597	MIRAI CORP.	328,940	278,899
7,600	MISUMI GROUP, INC.	252,212	257,221
24,900	MITSUBISHI CHEMICAL HOLDINGS CORP.	102,543	209,228
29,000	MITSUBISHI CORP.	544,828	790,423
40,000	MITSUBISHI ELECTRIC CORP.	322,860	580,584
24,100	MITSUBISHI ESTATE CO. LTD.	330,161	389,717
9,200	MITSUBISHI GAS CHEMICAL CO., INC.	84,078	195,105
26,600	MITSUBISHI HC CAPITAL, INC.	82,462	142,464
2,300	MITSUBISHI HEAVY INDUSTRIES LTD.	72,944	67,678
207,700	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,170,331	1,121,930
20,800	MITSUBOSHI BELTING LTD.	335,754	327,648
25,900	MITSUI & CO. LTD.	408,813	582,951
7,400	MITSUI CHEMICALS, INC.	87,469	255,448
6,000	MITSUI FUDOSAN CO. LTD.	149,162	138,962
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	545,695
1,500	MIURA CO. LTD.	67,565	65,012
21,000	MIZUHO FINANCIAL GROUP, INC.	303,161	300,081
31,000	MONEY FORWARD, INC.(b)	1,899,670	1,978,397
7,600	MONOTARO CO. LTD.	113,793	179,918
6,380	MS&AD INSURANCE GROUP HOLDINGS, INC.	134,923	184,230
37,400	MUGEN ESTATE CO. LTD.	216,786	168,324
11,300	MURATA MANUFACTURING CO. LTD.	194,637	862,745
20,200	NANTO BANK (THE) LTD.	470,557	334,015
4,400	NEC CORP.	207,656	226,545
8,300	NEXON CO. LTD.	193,618	184,984
3,800	NGK SPARK PLUG CO. LTD.	38,830	56,301
2,900	NH FOODS LTD.	69,814	112,768
16,700	NICHIAS CORP.	297,341	420,149
9,100	NIDEC CORP.	279,427	1,054,615
2,600	NIHON M&A CENTER, INC.	63,143	67,425
16,600	NIKKON HOLDINGS CO. LTD.	337,754	361,302
2,600	NINTENDO CO. LTD.	285,625	1,512,327
32	NIPPON BUILDING FUND, INC.	154,544	199,613
1,700	NIPPON EXPRESS CO. LTD.	60,747	129,457
12,600	NIPPON PAINT HOLDINGS CO. LTD.	184,966	171,032
26	NIPPON PROLOGIS REIT, INC.	54,492	82,731
16,000	NIPPON SYSTEMWARE CO. LTD.	308,869	325,631
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	792,050
3,100	NIPPON YUSEN K.K.	39,009	157,100
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	346,449
5,300	NISSAN CHEMICAL CORP.	61,593	259,526
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	53,682
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	86,413
2,800	NITORI HOLDINGS CO. LTD.	102,246	495,504
3,200	NITTO DENKO CORP.	77,639	238,787
3,500	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	223,052
115,600	NOMURA HOLDINGS, INC.	418,073	590,825
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	834,531
45	NOMURA REAL ESTATE MASTER FUND, INC.	76,065	72,141
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	340,755
16,700	NTT DATA CORP.	180,781	260,508
13,300	OBAYASHI CORP.	58,485	105,710
1,200	OBIC CO. LTD.	222,542	223,700
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	328,047
33,200	OLYMPUS CORP.	211,415	659,846
4,300	OMRON CORP.	279,424	340,996
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	111,571
700	ORACLE CORP. JAPAN	62,997	53,558
See accompanying notes to financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
4,800	ORIENTAL LAND CO. LTD.	$ 113,097	683,955
3,600	OSAKA GAS CO. LTD.	68,964	67,045
2,000	OTSUKA CORP.	108,606	104,955
6,900	OTSUKA HOLDINGS CO. LTD.	218,680	286,136
6,000	PAN PACIFIC INTERNATIONAL HOLDINGS CORP.	134,819	124,542
23,600	PANASONIC CORP.	155,879	273,080
4,100	PERSOL HOLDINGS CO. LTD.	37,131	81,007
50,600	PLAID, INC.(b)(f)	795,547	1,260,730
21,700	RAKUTEN GROUP, INC.	201,106	244,942
23,000	RECRUIT HOLDINGS CO. LTD.	1,056,465	1,132,454
22,900	RENESAS ELECTRONICS CORP.(b)	246,018	247,562
184,100	RESONA HOLDINGS, INC.	558,258	707,930
5,700	RICOH CO. LTD.	72,611	63,980
1,200	RINNAI CORP.	52,047	114,173
16,700	RION CO. LTD.	361,265	439,391
700	ROHM CO. LTD.	33,806	64,710
34,600	SANKI ENGINEERING CO. LTD.	423,298	437,580
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	179,036
13,620	SBI HOLDINGS, INC.	110,355	322,187
1,200	SCSK CORP.	68,449	71,506
3,400	SECOM CO. LTD.	133,812	258,424
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	93,180
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	377,520
12,800	SEKISUI CHEMICAL CO. LTD.	65,116	218,797
6,600	SEKISUI HOUSE LTD.	53,502	135,363
62,900	SEVEN & I HOLDINGS CO. LTD.	2,130,871	2,999,067
2,900	SG HOLDINGS CO. LTD.	72,049	76,040
8,500	SHARP CORP.	147,068	140,245
4,000	SHIMADZU CORP.	25,419	154,642
1,500	SHIMANO, INC.	58,204	355,777
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,538,647
36,500	SHINOKEN GROUP CO. LTD.	314,113	400,500
5,500	SHIONOGI & CO. LTD.	144,687	286,696
7,800	SHISEIDO CO. LTD.	233,507	573,687
20,200	SK-ELECTRONICS CO. LTD.	355,639	187,281
1,300	SMC CORP.	300,071	768,216
48,800	SOFTBANK CORP.	627,313	638,470
37,200	SOFTBANK GROUP CORP.	425,837	2,603,448
7,300	SOMPO HOLDINGS, INC.	175,746	269,803
23,500	SONY GROUP CORP.	544,421	2,287,704
1,200	SQUARE ENIX HOLDINGS CO. LTD.	61,743	59,517
3,300	STANLEY ELECTRIC CO. LTD.	41,403	95,499
5,700	SUBARU CORP.	26,572	112,440
3,000	SUMCO CORP.	70,415	73,586
9,200	SUMITOMO CORP.	86,527	123,224
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	44,717	82,618
17,100	SUMITOMO HEAVY INDUSTRIES LTD.	494,606	471,002
12,900	SUMITOMO MITSUI FINANCIAL GROUP, INC.	457,665	444,727
2,100	SUNTORY BEVERAGE & FOOD LTD.	82,017	79,013
5,800	SUZUKI MOTOR CORP.	104,611	245,428
2,600	SYSMEX CORP.	51,707	308,925
13,700	T RAD CO. LTD.(b)	264,171	329,382
72,200	T&D HOLDINGS, INC.	714,836	933,248
3,200	TAISEI CORP.	53,806	104,847
1,200	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	68,449	64,269
109,800	TAKARA LEBEN CO. LTD.	430,207	332,083
27,400	TAKEDA PHARMACEUTICAL CO. LTD.	929,262	917,238
67,900	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	299,490	336,765
2,400	TDK CORP.	205,914	291,426
13,200	TERUMO CORP.	181,972	534,915
2,000	THK CO. LTD.	29,290	59,679
3,800	TIS, INC.	95,685	97,039
1,500	TOHO CO. LTD.	25,533	61,839
3,600	TOHO GAS CO. LTD.	88,559	176,282
4,100	TOHOKU ELECTRIC POWER CO., INC.	31,947	32,108
14,700	TOKIO MARINE HOLDINGS, INC.	373,679	675,886
20,900	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	55,631	62,082
See accompanying notes to financial statements.	88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
3,300	TOKYO ELECTRON LTD.	$ 135,391	1,428,183
6,000	TOKYO GAS CO. LTD.	103,615	113,254
3,400	TOKYO SEIMITSU CO. LTD.	111,580	153,940
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	510,640
12,500	TOKYU CORP.	103,448	170,012
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	120,257
3,800	TOPPAN, INC.	54,628	61,056
9,400	TORAY INDUSTRIES, INC.	64,883	62,537
7,000	TOSHIBA CORP.	304,417	302,759
3,000	TOTO LTD.	30,029	155,273
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	383,801
3,000	TOYO SUISAN KAISHA LTD.	74,690	115,442
4,000	TOYOTA INDUSTRIES CORP.	101,266	346,010
46,662	TOYOTA MOTOR CORP.	1,594,403	4,078,384
1,700	TOYOTA TSUSHO CORP.	14,142	80,337
1,500	TREND MICRO, INC.	57,273	78,581
700	TSURUHA HOLDINGS, INC.	87,771	81,345
19,200	UBE INDUSTRIES LTD.	387,205	388,684
7,700	UNICHARM CORP.	67,055	309,816
5,500	USS CO. LTD.	64,763	95,945
7,200	V TECHNOLOGY CO. LTD.	262,608	346,082
19,000	VALOR HOLDINGS CO. LTD.	422,334	387,200
3,000	WELCIA HOLDINGS CO. LTD.	54,205	98,024
4,100	WEST JAPAN RAILWAY CO.	134,756	233,758
3,000	YAKULT HONSHA CO. LTD.	122,644	169,855
16,300	YAMADA HOLDINGS CO. LTD.	56,674	75,268
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	264,797
4,600	YAMAHA MOTOR CO. LTD.	46,377	125,046
2,400	YAMATO HOLDINGS CO. LTD.	65,142	68,266
4,000	YAMAZAKI BAKING CO. LTD.	44,679	56,384
5,000	YASKAWA ELECTRIC CORP.	48,019	244,385
3,100	YOKOGAWA ELECTRIC CORP.	39,797	46,321
10,100	YUASA TRADING CO. LTD.	293,394	273,649
46,900	Z HOLDINGS CORP.	163,149	235,059
		81,391,447	131,212,227	12.56%
Jersey:
225,761	XLMEDIA PLC(b)	175,370	159,271
		175,370	159,271	0.02%
Macau:
18,400	SANDS CHINA LTD.(b)	30,745	77,493
		30,745	77,493	0.01%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,380	700,190
274,300	RHB BANK BHD.	377,864	356,791
		715,244	1,056,981	0.10%
Mexico:
201,200	BANCO DEL BAJIO S.A.(d)	360,811	360,937
83,646	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(e)	1,542,052	1,606,839
98,826	GRUMA S.A.B. DE C.V., CLASS B	1,117,451	1,104,616
76,900	QUALITAS CONTROLADORA S.A.B. DE C.V.	281,555	358,422
		3,301,869	3,430,814	0.33%
Netherlands:
2,119	ADYEN N.V.(b)(d)	3,947,516	5,177,222
266,723	AEGON N.V.	664,548	1,106,618
2,925	AKZO NOBEL N.V.	135,104	361,399
598	ARGENX S.E.(b)	190,737	180,886
208	ASM INTERNATIONAL N.V.	68,462	68,318
259	ASML HOLDING N.V.	178,059	177,939
17,303	ASML HOLDING N.V. (REGISTERED)	1,855,539	11,953,604
14,000	ASR NEDERLAND N.V.	434,452	541,010
34,688	BE SEMICONDUCTOR INDUSTRIES N.V.	2,900,715	2,942,533
3,610	EXOR N.V.	90,616	289,194
51,500	FORFARMERS N.V.	322,452	304,109
980	HEINEKEN HOLDING N.V.	24,979	98,715
3,746	HEINEKEN N.V.	138,669	453,954
See accompanying notes to financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
681,554	ING GROEP N.V.	$ 6,680,673	9,002,822
19,595	INTERTRUST N.V.(b)(d)	321,331	352,704
1,004	JUST EAT TAKEAWAY.COM N.V.(b)(d)	90,569	92,704
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	524,856
3,368	KONINKLIJKE DSM N.V.	132,647	628,594
54,610	KONINKLIJKE KPN N.V.	115,548	170,562
20,502	KONINKLIJKE PHILIPS N.V.	343,630	1,015,925
295,741	MELTWATER HOLDING B.V.(b)	2,005,311	1,576,399
117,200	ORDINA N.V.	366,521	525,306
8,280	PROSUS N.V.(b)	866,617	809,691
8,117	QIAGEN N.V.(b)	119,394	392,304
3,238	RANDSTAD N.V.	99,928	247,645
97,281	ROYAL DUTCH SHELL PLC, CLASS A	1,347,119	1,946,942
47,757	ROYAL DUTCH SHELL PLC, CLASS B	746,557	924,211
23,800	SIGNIFY N.V.(d)	640,632	1,505,300
39,694	STELLANTIS N.V.	185,597	779,150
10,222	STELLANTIS N.V. (NEW YORK EXCHANGE)	17,872	201,476
24,128	TOPICUS.COM, INC. (SUB VOTING)(b)	1,348,119	1,752,764
6,193	WOLTERS KLUWER N.V.	101,075	622,129
		26,684,369	46,726,985	4.47%
New Zealand:
22,132	AUCKLAND INTERNATIONAL AIRPORT LTD.(b)	81,563	112,469
9,790	FISHER & PAYKEL HEALTHCARE CORP. LTD.	206,195	212,961
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	162,200
13,314	MERCURY NZ LTD.	62,294	62,074
22,654	MERIDIAN ENERGY LTD.	87,458	84,401
25,819	SPARK NEW ZEALAND LTD.	88,568	86,628
2,103	XERO LTD.(b)	217,111	216,226
		859,068	936,959	0.09%
Norway:
5,164	ADEVINTA ASA(b)	100,965	98,960
2,949	AKER BP ASA	36,352	93,983
30,851	BAKKAFROST P/F	2,252,823	2,547,582
9,642	DNB ASA	47,473	210,082
9,067	EQUINOR ASA	160,201	191,846
42,800	EUROPRIS ASA(d)	273,502	268,427
3,851	GJENSIDIGE FORSIKRING ASA	87,163	84,890
229,300	KITRON ASA	329,744	528,899
1,133,775	MERCELL HOLDING ASA(b)	1,406,304	1,066,599
7,831	MOWI ASA	217,612	199,182
23,955	NORSK HYDRO ASA	48,328	152,853
27,385	ORKLA ASA	250,109	278,934
1,563	SCHIBSTED ASA, CLASS B	65,783	65,097
57,040	STOREBRAND ASA	364,067	516,730
8,005	TELENOR ASA	138,454	134,902
2,970	YARA INTERNATIONAL ASA	77,370	156,328
		5,856,250	6,595,294	0.63%
Philippines:
9,000	GLOBE TELECOM, INC.	319,161	339,240
		319,161	339,240	0.03%
Poland:
37,500	CYFROWY POLSAT S.A.	259,610	294,453
100,480	INPOST S.A.(b)	1,961,563	2,016,634
		2,221,173	2,311,087	0.22%
Portugal:
29,226	ALTRI SGPS S.A.	199,601	181,591
47,157	EDP - ENERGIAS DE PORTUGAL S.A.	195,181	249,947
9,417	JERONIMO MARTINS SGPS S.A.	105,676	171,736
123,300	NAVIGATOR (THE) CO. S.A.	307,999	421,357
		808,457	1,024,631	0.10%
Russia:
67,546	HEADHUNTER GROUP PLC ADR(e)	1,685,135	2,861,924
See accompanying notes to financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Russia (Cont'd):
257,400	RUSHYDRO PJSC ADR(e)	$ 218,665	291,892
		1,903,800	3,153,816	0.30%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	862,156
34,200	ASCENDAS REAL ESTATE INVESTMENT TRUST	77,136	75,028
41,900	CAPITALAND INTEGRATED COMMERCIAL TRUST	45,389	65,123
19,500	CAPITALAND LTD.	25,645	53,800
7,200	CITY DEVELOPMENTS LTD.	27,082	39,033
28,200	DBS GROUP HOLDINGS LTD.	158,529	625,152
3,000	JARDINE CYCLE & CARRIAGE LTD.	41,532	47,654
54,700	KEPPEL CORP. LTD.	186,918	222,510
7,840	KEPPEL REIT	3,183	6,880
41,600	MAPLETREE COMMERCIAL TRUST	66,942	66,822
43,300	MAPLETREE LOGISTICS TRUST	66,079	66,011
59,300	OVERSEA-CHINESE BANKING CORP. LTD.	528,595	526,984
13,000	SINGAPORE EXCHANGE LTD.	40,226	108,083
29,900	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	87,658	86,051
91,900	SINGAPORE TELECOMMUNICATIONS LTD.	161,923	156,504
29,600	UNITED OVERSEAS BANK LTD.	465,994	568,359
15,000	UOL GROUP LTD.	49,917	81,431
52,900	VENTURE CORP. LTD.	626,316	755,714
46,300	WILMAR INTERNATIONAL LTD.	98,345	154,942
		3,023,378	4,568,237	0.44%
South Africa:
92,000	ADCOCK INGRAM HOLDINGS LTD.	249,383	285,406
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	600,662
42,500	BARLOWORLD LTD.	289,872	317,083
79,610	INVESTEC PLC	490,976	317,489
117,469	METAIR INVESTMENTS LTD.	184,301	185,088
68,600	OCEANA GROUP LTD.	268,470	314,465
83,378	TELKOM S.A. SOC LTD.	425,342	270,745
5,284	THUNGELA RESOURCES LTD. - CDI(b)	1,910	14,546
		2,249,350	2,305,484	0.22%
South Korea:
15,700	DAESANG CORP.	366,086	386,871
20,489	DB HITEK CO. LTD.	270,468	1,135,296
2,392	DL E&C CO. LTD.(b)	210,584	301,615
1,907	DL HOLDINGS CO. LTD.	140,872	135,470
9,900	GS HOLDINGS CORP.	371,567	406,584
8,250	HUONS CO. LTD.	416,763	455,668
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	649,558
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	440,290
23,300	JW LIFE SCIENCE CORP.	391,190	403,454
18,600	KC TECH CO. LTD.	295,116	484,758
18,400	KT CORP.	365,565	519,576
30,770	LG UPLUS CORP.	348,896	419,411
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	596,793
4,775	MAEIL DAIRIES CO. LTD.	380,764	327,760
18,306	NAVER CORP.	2,376,573	6,786,623
127,981	SAMSUNG ELECTRONICS CO. LTD.	3,860,780	9,171,129
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	568,825
13,200	UNITEST, INC.(b)	143,601	265,489
10,200	VIEWORKS CO. LTD.	234,573	338,294
		11,869,024	23,793,464	2.28%
Spain:
1,260	ACCIONA S.A.	78,312	190,192
2,458	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	54,736	65,840
68,500	AMADEUS IT GROUP S.A.(b)	4,923,089	4,818,201
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	764,978	1,590,504
385,386	BANCO SANTANDER S.A.(b)	691,255	1,471,220
698,678	CAIXABANK S.A.	2,686,699	2,149,019
8,655	CELLNEX TELECOM S.A.(b)(d)	535,462	551,311
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	495,518
2,904	EDP RENOVAVEIS S.A.	67,249	67,284
2,531	ENAGAS S.A.	38,143	58,477
61,100	FAES FARMA S.A.	274,848	243,864
See accompanying notes to financial statements.	91	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont'd):
3,681	FERROVIAL S.A.	$ 57,668	108,027
65,535	FLUIDRA S.A.	2,370,508	2,599,337
15,282	GRIFOLS S.A.	273,863	413,875
88,419	IBERDROLA S.A.	685,073	1,077,784
12,882	INDUSTRIA DE DISENO TEXTIL S.A.	424,211	453,815
87,000	MEDIASET ESPANA COMUNICACION S.A.(b)	475,447	545,718
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	255,988
16,093	NATURGY ENERGY GROUP S.A.	256,441	413,704
165,300	PROSEGUR CIA DE SEGURIDAD S.A.	415,152	540,972
26,230	RED ELECTRICA CORP. S.A.(f)	359,845	486,905
26,092	REPSOL S.A.	199,651	326,526
2,773	SIEMENS GAMESA RENEWABLE ENERGY S.A.	40,458	92,593
15,853	TELEFONICA S.A.	77,080	74,082
		16,450,161	19,090,756	1.83%
Sweden:
2,059	ALFA LAVAL AB	75,220	72,731
22,200	ASSA ABLOY AB, CLASS B	89,466	668,742
92,904	ATLAS COPCO AB, CLASS A	2,467,075	5,688,377
7,490	ATLAS COPCO AB, CLASS B	208,281	393,837
46,600	AVANZA BANK HOLDING AB	394,684	1,453,306
34,700	BILIA AB, CLASS A	639,435	735,106
32,900	BOLIDEN AB	800,179	1,264,778
195,400	CLOETTA AB, CLASS B	556,844	583,134
142,260	DOMETIC GROUP AB(d)	2,417,066	2,422,780
7,501	ELECTROLUX AB, CLASS B	79,015	207,989
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(b)	16,773	53,158
2,258	EMBRACER GROUP AB(b)	68,068	61,080
14,982	EPIROC AB, CLASS A	125,453	341,371
4,533	EPIROC AB, CLASS B	12,252	88,959
4,793	EQT AB	180,375	173,953
12,164	ESSITY AB, CLASS B	182,417	403,377
28,712	EVOLUTION AB(d)	4,545,568	4,537,235
3,001	H & M HENNES & MAURITZ AB, CLASS B(b)	76,391	71,184
58,593	HEMNET GROUP AB(b)	804,897	1,317,950
25,557	HEXAGON AB, CLASS B	56,077	378,662
80,300	HUMANA AB(b)	413,356	630,532
38,321	HUSQVARNA AB, CLASS B	174,072	509,120
1,386	ICA GRUPPEN AB	67,772	64,505
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	302,656
44,840	INVESTOR AB, CLASS B	160,645	1,033,488
56,909	INWIDO AB	320,042	984,159
45,297	KAMBI GROUP PLC(b)	1,378,118	2,252,650
203,990	KINDRED GROUP PLC SDR	2,850,458	3,197,586
3,000	KINNEVIK AB, CLASS B(b)	51,225	120,097
7,801	KNOW IT AB	144,666	255,685
14,800	LOOMIS AB	372,004	462,949
29,428	LUNDIN ENERGY AB	485,724	1,041,212
44,500	MEKONOMEN AB(b)	323,086	735,245
17,252	NIBE INDUSTRIER AB, CLASS B	185,475	181,468
77,913	NOBIA AB	452,973	664,592
62,300	NOBINA AB(d)	428,072	565,629
111,174	NORDNET AB PUBL	1,376,391	1,876,478
77,000	RESURS HOLDING AB(d)	449,843	380,407
21,507	SANDVIK AB	297,557	549,354
51,229	SDIPTECH AB, CLASS B(b)	1,429,979	2,612,900
30,362	SECTRA AB, CLASS B(b)	1,335,076	2,350,384
14,236	SECURITAS AB, CLASS B	116,133	224,733
8,940	SINCH AB(b)(d)	165,196	150,426
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	322,937	816,017
2,634	SKANSKA AB, CLASS B	22,223	69,866
2,390	SKF AB, CLASS B	64,698	60,852
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	140,937
11,864	SVENSKA HANDELSBANKEN AB, CLASS A	54,195	133,860
40,373	SWEDBANK AB, CLASS A	450,232	751,218
141,945	SWEDENCARE AB	1,689,949	1,907,395
8,012	SWEDISH MATCH AB	76,140	68,323
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	307,816	745,798
See accompanying notes to financial statements.	92	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
35,506	TETHYS OIL AB	$ 259,465	242,291
29,300	TRELLEBORG AB, CLASS B	420,080	680,281
61,390	VITEC SOFTWARE GROUP AB, CLASS B	1,058,120	2,539,356
26,685	VOLVO AB, CLASS B	185,306	642,016
		31,786,423	50,862,174	4.87%
Switzerland:
314,184	ABB LTD. (REGISTERED)	6,204,490	10,658,996
2,686	ADECCO GROUP A.G. (REGISTERED)	82,183	182,483
78,163	ALCON, INC.	4,262,050	5,472,466
4,090	BACHEM HOLDING A.G., CLASS B (REGISTERED)	1,674,664	2,422,394
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	75,484
38	BARRY CALLEBAUT A.G. (REGISTERED)	89,009	88,300
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	338,254
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	314,185
55,263	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	4,101,751	6,686,509
1,773	COCA-COLA HBC A.G. - CDI(b)	66,058	64,111
211,206	CREDIT SUISSE GROUP A.G. (REGISTERED)	2,335,117	2,212,384
1,842	DUFRY A.G. (REGISTERED)(b)	46,550	109,097
54,800	EFG INTERNATIONAL A.G.(b)	442,650	449,535
73	EMS-CHEMIE HOLDING A.G. (REGISTERED)	70,272	71,718
990	GEBERIT A.G. (REGISTERED)	85,632	742,567
180	GIVAUDAN S.A. (REGISTERED)	265,250	837,114
176,036	GLOBAL BLUE GROUP HOLDING A.G.(b)(f)	1,904,662	1,746,277
6,000	HELVETIA HOLDING A.G. (REGISTERED)	567,039	645,231
74,687	HOLCIM LTD.(b)	3,820,093	4,480,009
1,807	IDORSIA LTD.(b)	18,603	49,684
18,059	JULIUS BAER GROUP LTD.	558,057	1,178,495
1,056	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	369,591	361,340
2,941	LOGITECH INTERNATIONAL S.A. (REGISTERED)	409,374	356,321
8,799	LONZA GROUP A.G. (REGISTERED)	4,734,164	6,236,568
93,507	NESTLE S.A. (REGISTERED)	4,136,343	11,644,287
127,934	NOVARTIS A.G. (REGISTERED)	8,909,827	11,658,897
187	PARTNERS GROUP HOLDING A.G.	285,016	283,254
22,519	POLYPEPTIDE GROUP A.G.(b)(d)	1,586,631	2,078,490
12,511	ROCHE HOLDING A.G.	1,764,746	4,713,006
565	ROCHE HOLDING A.G. (BEARER)	229,871	229,481
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	422,397
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	172,132
120	SGS S.A. (REGISTERED)	129,434	370,149
22,224	SIKA A.G. (REGISTERED)	2,668,402	7,265,885
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	491,958
32,211	STMICROELECTRONICS N.V.	517,002	1,168,933
104	STRAUMANN HOLDING A.G. (REGISTERED)	159,661	165,793
635	SULZER A.G. (REGISTERED)	30,609	87,709
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	361,041
2,866	SWISS RE A.G.	268,522	258,583
194	SWISSCOM A.G. (REGISTERED)	49,414	110,749
4,281	TECAN GROUP A.G. (REGISTERED)	1,062,892	2,120,951
1,181	TEMENOS A.G. (REGISTERED)	194,298	189,675
390,672	UBS GROUP A.G. (REGISTERED)	5,337,154	5,978,833
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	763,134
5,296	VAT GROUP A.G.(d)	716,991	1,760,659
5,000	VETROPACK HOLDING A.G. (REGISTERED)	256,087	301,540
938	VIFOR PHARMA A.G.	126,146	121,400
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	685,739
37,478	WIZZ AIR HOLDINGS PLC(b)(d)	1,435,315	2,420,565
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	743,540
4,209	ZURICH INSURANCE GROUP A.G.	808,512	1,688,604
		64,971,436	104,036,906	9.96%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	554,993
26,000	ASPEED TECHNOLOGY, INC.	1,734,314	1,875,639
50,000	BIOTEQUE CORP.	216,137	213,549
125,000	CHC HEALTHCARE GROUP	178,135	165,994
See accompanying notes to financial statements.	93	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
146,000	CHIPBOND TECHNOLOGY CORP.	$ 286,157	377,281
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	715,815
179,000	ESON PRECISION IND CO. LTD.	236,267	445,854
145,000	JARLLYTEC CO. LTD.	327,630	394,993
334,000	POU CHEN CORP.	370,948	471,106
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	392,463
220,000	SIGURD MICROELECTRONICS CORP.	403,537	442,172
207,000	SINBON ELECTRONICS CO. LTD.	2,007,728	2,035,639
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.(b)	492,562	621,804
111,000	SOFT-WORLD INTERNATIONAL CORP.	433,933	416,312
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	620,996
67,950	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	1,042,978	8,164,872
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	367,878
189,000	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	1,629,150	2,340,242
644,000	WISTRON CORP.	522,109	716,519
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	339,166
		12,138,345	21,673,287	2.08%
Thailand:
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	186,052
301,200	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	307,779
		498,780	493,831	0.05%
Turkey:
53,800	COCA-COLA ICECEK A.S.	315,265	480,426
264,300	HACI OMER SABANCI HOLDING A.S.	413,563	269,863
186,400	TURKCELL ILETISIM HIZMETLERI A.S.	453,929	344,680
		1,182,757	1,094,969	0.11%
United Kingdom:
26,524	3I GROUP PLC	99,606	430,381
163,000	888 HOLDINGS PLC	318,087	865,384
5,798	ADMIRAL GROUP PLC	162,162	252,161
38,656	AGGREKO PLC	408,897	460,936
52,849	ANGLO AMERICAN PLC	409,100	2,099,971
8,350	ASHTEAD GROUP PLC	608,070	619,572
6,299	ASSOCIATED BRITISH FOODS PLC	206,560	193,089
26,375	ASTRAZENECA PLC	983,695	3,167,953
14,791	AUTO TRADER GROUP PLC(b)(d)	75,659	129,596
1,340	AVEVA GROUP PLC	66,337	68,732
56,768	AVIVA PLC	197,801	318,742
42,248	AVON RUBBER PLC	1,834,215	1,528,834
73,500	BABCOCK INTERNATIONAL GROUP PLC(b)	428,762	294,850
51,473	BAE SYSTEMS PLC	335,182	371,678
113,471	BAKKAVOR GROUP PLC(d)	166,389	202,798
215,648	BARCLAYS PLC	531,489	510,461
9,400	BELLWAY PLC	411,711	421,298
23,121	BERKELEY GROUP HOLDINGS PLC	1,374,996	1,469,632
316,546	BP PLC	1,279,382	1,379,316
37,597	BRITISH AMERICAN TOBACCO PLC	1,169,586	1,456,222
93,984	BRITISH LAND (THE) CO. PLC	402,942	643,410
157,812	BT GROUP PLC(b)	426,357	423,505
5,069	BUNZL PLC	39,524	167,515
8,193	BURBERRY GROUP PLC(b)	40,501	234,148
53,800	CARETECH HOLDINGS PLC	347,241	451,739
151,289	CNH INDUSTRIAL N.V.	1,394,492	2,498,019
3,655	COCA-COLA EUROPACIFIC PARTNERS PLC	227,876	216,815
513,300	COMPASS GROUP PLC(b)	6,968,103	10,806,930
2,457	CRODA INTERNATIONAL PLC	92,898	250,421
45,558	DIAGEO PLC	703,140	2,181,136
53,838	DIPLOMA PLC	1,892,349	2,162,728
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	699,777
108,100	DRAX GROUP PLC	316,682	634,326
40,654	EASYJET PLC(b)	523,562	503,206
4,107	FERGUSON PLC	80,053	570,962
90,969	GLAXOSMITHKLINE PLC	1,526,511	1,786,136
6,101	HALMA PLC	236,064	227,192
346,015	HSBC HOLDINGS PLC	1,913,777	1,997,376
See accompanying notes to financial statements.	94	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
13,706	IMPERIAL BRANDS PLC	$ 313,306	295,200
51,372	INCHCAPE PLC	314,977	546,118
21,041	INFORMA PLC(b)	99,674	145,996
246,597	INTEGRAFIN HOLDINGS PLC	1,600,413	1,756,756
2,594	INTERCONTINENTAL HOTELS GROUP PLC(b)	150,347	172,596
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI(b)	60,221	78,587
876	INTERTEK GROUP PLC	66,548	67,011
423,658	J SAINSBURY PLC	1,107,817	1,592,873
8,056	JD SPORTS FASHION PLC	79,356	102,412
2,128	JOHNSON MATTHEY PLC	33,879	90,459
145,400	JUPITER FUND MANAGEMENT PLC	563,632	567,192
323,974	KINGFISHER PLC	863,159	1,633,519
58,758	LAND SECURITIES GROUP PLC	385,246	548,965
75,442	LEGAL & GENERAL GROUP PLC	295,684	268,829
6,374,389	LLOYDS BANKING GROUP PLC	4,290,780	4,116,981
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	664,802
370,300	MAN GROUP PLC	651,704	921,769
300,659	MARSTON'S PLC(b)	477,602	365,785
7,217	MEGGITT PLC(b)	16,687	46,043
82,104	MELROSE INDUSTRIES PLC	127,947	176,154
76,500	MICRO FOCUS INTERNATIONAL PLC	472,028	578,849
2,523	MONDI PLC	69,967	66,346
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	709,190
48,576	NATIONAL GRID PLC	455,444	618,733
320,113	NATWEST GROUP PLC	420,567	899,795
6,959	NEXT PLC(b)	416,496	756,249
7,667	OCADO GROUP PLC(b)	208,324	212,433
103,083	OSB GROUP PLC	483,067	661,640
5,461	PEARSON PLC	66,033	62,700
1,435	PERSIMMON PLC	63,384	58,717
44,329	PRUDENTIAL PLC	912,949	842,234
12,212	RECKITT BENCKISER GROUP PLC	510,135	1,080,636
109,800	REDDE NORTHGATE PLC	378,816	606,027
57,235	REDROW PLC	447,916	484,382
51,587	RELX PLC	687,193	1,375,086
250,548	RELX PLC (LONDON EXCHANGE)	3,965,505	6,650,929
23,058	RENTOKIL INITIAL PLC	117,249	157,886
34,005	RIO TINTO PLC	893,599	2,798,357
147,948	ROLLS-ROYCE HOLDINGS PLC(b)	205,894	202,446
77,712	ROYAL MAIL PLC(b)	220,280	620,699
21,729	SAGE GROUP (THE) PLC	84,580	205,655
19,952	SEGRO PLC	126,264	302,078
114,270	SENIOR PLC(b)	287,158	239,476
13,084	SEVERN TRENT PLC	276,407	452,658
26,103	SMITH & NEPHEW PLC	251,030	564,192
3,522	SMITHS GROUP PLC	47,264	77,464
93,139	SOFTCAT PLC	1,215,896	2,288,184
414,000	SPEEDY HIRE PLC(b)	294,411	412,334
1,528	SPIRAX-SARCO ENGINEERING PLC	283,272	287,778
13,021	SSE PLC	281,406	270,269
19,391	STANDARD CHARTERED PLC	133,989	123,657
82,413	STHREE PLC	315,585	526,119
101,900	STOCK SPIRITS GROUP PLC	321,342	368,606
77,600	TATE & LYLE PLC	713,986	792,629
166,687	TEAM17 GROUP PLC(b)	1,381,492	1,683,220
763,285	TESCO PLC	2,436,330	2,354,023
148,000	TP ICAP GROUP PLC	641,118	400,039
126,800	TYMAN PLC	343,290	789,311
46,428	UNILEVER PLC	1,863,396	2,716,990
8,137	UNITED UTILITIES GROUP PLC	56,989	109,678
555,361	VODAFONE GROUP PLC	906,849	932,171
2,809	WHITBREAD PLC(b)	69,922	121,311
350,711	WM MORRISON SUPERMARKETS PLC	857,907	1,196,837
See accompanying notes to financial statements.	95	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
64,102	WPP PLC	$ 434,931	863,846
		65,470,673	94,376,853	9.04%
United States:
14,361	AON PLC, CLASS A	2,828,524	3,428,832
204,870	ARCH CAPITAL GROUP LTD.(b)	4,328,234	7,977,638
2,079	BAUSCH HEALTH COS., INC.(b)	64,993	61,015
248,400	DIVERSIFIED ENERGY CO. PLC	347,000	361,480
8,900	EPAM SYSTEMS, INC.(b)	3,944,466	4,547,544
3,424	FIDELITY NATIONAL INFORMATION SERVICES, INC.	289,873	485,078
3,801	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,193,058	5,265,677
3,157	NEWMONT CORP.	101,845	200,152
28,584	RESMED, INC.	3,032,387	7,046,528
21,063	STERIS PLC	3,359,220	4,345,297
451	WHITE MOUNTAINS INSURANCE GROUP LTD.	470,051	517,761
		20,959,651	34,237,002	3.28%
	Sub-total Common Stocks:	629,237,769	999,858,346	95.72%
Preferred Stocks:
Brazil:
61,706	AZUL S.A. ADR(b)(e)	513,930	1,629,038
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,150	221,892
		864,080	1,850,930	0.18%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 2.50%(h)	59,403	156,301
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.24%(h)	311,648	359,567
2,539	HENKEL A.G. & CO. KGAA, 2.08%(h)	287,923	268,066
10,197	JUNGHEINRICH A.G., 1.02%(h)	253,285	498,395
441	SARTORIUS A.G., 0.16%(h)	118,147	229,560
2,800	STO S.E. & CO. KGAA, 0.17%(h)	304,841	610,898
3,082	VOLKSWAGEN A.G., 2.29%(h)	867,365	771,827
		2,202,612	2,894,614	0.28%
South Korea:
72,295	SAMSUNG ELECTRONICS CO. LTD., 1.95%(h)	3,016,400	4,731,289
		3,016,400	4,731,289	0.45%
	Sub-total Preferred Stocks:	6,083,092	9,476,833	0.91%
Warrants:
United Kingdom:
117,372	HSBC BANK PLC(b)	1,809,949	2,221,496
		1,809,949	2,221,496	0.21%
United States:
1	CENOVUS ENERGY, INC.(b)	4	5
		4	5	0.00%
	Sub-total Warrants:	1,809,953	2,221,501	0.21%
Convertible Bonds:
Switzerland:
71,000	CREDIT SUISSE GROUP GUERNSEY VII LTD., 3.00%, 11/12/2021(d)(f)	78,814	86,413
		78,814	86,413	0.01%
	Sub-total Convertible Bonds:	78,814	86,413	0.01%
Short-Term Investments:
6,400,482	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	6,400,482	6,400,482
31,435,771	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(j)	31,435,771	31,435,771
	Sub-total Short-Term Investments:	37,836,253	37,836,253	3.62%
	Grand total	$ 675,045,881	1,049,479,346	100.47%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
See accompanying notes to financial statements.	96	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.88% of net assets as of June 30, 2021.
(f)	Security is either wholly or partially on loan.
(g)	This is a Level 3 security.
(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $25,824,393 with net purchases of $5,611,378 during the six months ended June 30, 2021.
At June 30, 2021, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.88%
Consumer Discretionary	13.12
Consumer Staples	8.59
Energy	2.97
Financials	14.92
Health Care	12.53
Industrials	16.64
Information Technology	16.35
Materials	6.21
Real Estate	2.14
Utilities	1.65
100.00%
At June 30, 2021, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	22.13%
Japanese Yen	12.97
United States Dollar	12.39
British Pound	10.36
Swiss Franc	9.76
Canadian Dollar	6.43
Swedish Krona	5.04
Other currencies	20.92
100.00%
At June 30, 2021, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Northern Trust	10/21/2021	JPY	222,284,589	USD	2,051,818	$48,688
See accompanying notes to financial statements.	97	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2021 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	98

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 13. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 26, 2021

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 26, 2021